STATEMENT OF ADDITIONAL INFORMATION

                              INSTITUTIONAL SHARES

                             INSTITUTIONAL I SHARES

                             INSTITUTIONAL II SHARES

                                 CLASS S SHARES


                               MTB GROUP OF FUNDS




                       Statement of Additional Information

                                 August 31, 2004



                 (Revised October 18, 2004 and December 8, 2004)






INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund



INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund



INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund



INSTITUTIONAL SHARES

MTB Prime Money Market Fund



INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund











==============================================================================



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the Prospectus for the Funds dated August 31, 2004.



This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the Prospectus, Annual or Semi-Annual Report without charge by calling
(800) 836-2211; in the Buffalo area call (716) 635-9368.


==============================================================================
CONTENTS
How Are the Funds Organized?....................................4
Securities In Which the Funds Invest............................5
Investment Risks...............................................16
Fundamental Investment Objectives and Policies.................19
Investment Limitations.........................................20
Determining Market Value of Securities.........................27
What Do Shares Cost?...........................................28
How Are the Funds Sold?........................................28
Exchanging Securities For Shares...............................28
Subaccounting Services.........................................29
Redemption in Kind.............................................29
Account and Share Information..................................29
Tax Information................................................31
Who Manages and Provides Services to the Funds?................33
Fees Paid by the Funds for Services............................59
How Do the Funds Measure Performance?..........................63
Financial Information..........................................80
Investment Ratings.............................................81
Addresses......................................................Back Cover

Cusip 55376V853
Cusip  55376V846
Cusip 55376V838
Cusip 55376V887
Cusip 55376V879
Cusip 55376T262
Cusip 55376T254
Cusip 55376V309
Cusip 55376V408
Cusip 55376T445
Cusip 55376T437
Cusip 55376T429
Cusip 55376T411
Cusip 55376T841
Cusip 55376T320
Cusip 55376T221
Cusip 55376V705
Cusip 55376T346
Cusip 55376T288
Cusip 55376T544
Cusip 55376T189
Cusip 55376T858
Cusip 55376T817
Cusip 55376T304
Cusip 55376V101
Cusip 55376T601
Cusip 55376T 668
Cusip 55376T882
Cusip 55376T692
Cusip 55376T742
Cusip 55376T379
Cusip 55376T478
Cusip 55376T510
Cusip 55376T114
Cusip 55376T148
Cusip 55376T775

 25826 (12/04)                                  MTB-AR-004-1204


HOW ARE THE FUNDS ORGANIZED?
================================================================================


Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003. These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Fund's investment advisor is MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). Three Variable Annuity Funds are offered in a separate prospectus and SAI.


SECURITIES IN WHICH THE FUNDS INVEST
================================================================================
In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.

MONEY MARKET AND INCOME FUNDS
--------------------------------------------------------------------------------------------------------------
                        U.S.          U.S.       Tax Free    Money        Prime       New York     Pennsylvania
                        Treasury   Government    Money       Market       Money       Tax Free     Tax
                        Money         Money      Market      Fund         Market      Money        Free
                        Market     Market Fund   Fund                     Fund        Market       Money
                        Fund                                                          Fund         Market
                                                                                                   Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Fixed Income Securities    P            P            P           P           P            P           P
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Treasury Securities        P            P            A           A           P            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Agency Securities          N            P            A           P           A            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Corporate Debt             N            A            A           P           A            N           N
Securities
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Commerical Paper           N            A            A           P           A            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Demand Instruments         N            A            A           A           A            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Taxable Municipal          N            A            N           N           A            N           N
Securities
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Mortgage Backed            N            N            N           N           A            N           N
Securities
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Asset Backed Securities    N            N            N           N           A            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Zero Coupon Securities     N            N            A           N           A            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Bank Instruments           N            A            A           A           A            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Credit Enhancement         N            A            A           A           N            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Foreign Securities         N            N            N           N           A            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Tax Exempt Securities      N            A            P           N           A            P           P
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
General Obligation         N            A            P           N           N            P           P
Bonds
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Special Revenue Bonds      N            A            P           N           N            P           P
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Tax Increment              N            A            P           N           N            P           P
Financing Bonds
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Municipal Notes            N            A            P           N           N            P           P
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Variable Rate Demand       A            A            P           A           A            A           A
Instruments
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Municipal Leases           N            N            N           N           N            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Derivative Contracts       N            N            N           N           N            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Futures Contracts          N            N            N           N           N            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Options                    N            N            N           N           N            N           N
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Special Transactions       P            P            A           A           P            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Repurchase Agreements      P            P            A           A           P            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Reverse Repurchase         A            A            A           A           A            A           A
Agreements
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Delayed Delivery           A            A            A           A           A            A           A
Transactions
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Securities Lending         P            P            P           P           P            P           P
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Asset Coverage             A            A            A           A           A            A           A
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Investing in               N            A            A           N           A            A           A
Securities of Other
Investment Companies
--------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                        Short      Short-Term   U.S.        New York     Pennsylvania Maryland   Intermediate  Income
                        Duration   Corporate    Government  Municipal    Municipal    Municipal  Bond          Fund
                        Government Bond Fund    Bond        Bond Fund    Bond         Bond       Fund
                        Bond                    Fund                     Fund         Fund
                        Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Securities    P            P           P            P           P           P          P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Treasury Securities        P            P           P            A           A           A          P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Agency Securities          P            P           P            A           A           A          P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corporate Debt             A            P           A            A           A           A          P           P
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper           A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Demand Instruments         A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taxable Municipal          A            A           A            N           N           N          A           A
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mortgage Backed            P            P           P            N           N           N          P           P
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asset Backed Securities    A            P           A            N           N           N          P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities     A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Instruments           A            A           A            N           N           N          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Credit Enhancement         N            A           N            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Foreign Securities         N            A           N            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities      N            A           N            P           P           P          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
General Obligation         N            A           N            P           P           P          A           A
Bonds
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special Revenue Bonds      N            A           N            P           P           P          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tax Increment              N            A           N            P           P           P          A           A
Financing Bonds
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Municipal Notes            N            A           N            P           P           P          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Variable Rate Demand       A            P           A            P           P           P          P           P
Instruments
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Municipal Leases           A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Derivative Contracts       A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts          A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options                    A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special Transactions       A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements      A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase         A            A           A            A           A           A          A           A
Agreements
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Delayed Delivery           A            A           A            A           A           A          A           A
Transactions
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Securities Lending         P            P           P            P           P           P          P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asset Coverage             A            A           A            A           A           A          A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investing in               A            A           A            A           A           A          A           A
Securities of Other
Investment Companies
-----------------------------------------------------------------------------------------------------------------------











BALANCED FUNDS
--------------------------------------------------------------------------------
                                    Balanced Fund        Social Balanced Fund
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Equity Securities                         P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Common Stocks                             P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Preferred Stocks                          A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Interests in Other Limited                A                        A
Liability Companies
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Real Estate Investment Trusts             A                        A

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Warrants                                  A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fixed Income Securities                   P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Treasury Securities                       P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Agency Securities                         P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corporate Debt Securities                 P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Commercial Paper                          A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Demand Instruments                        A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mortgage Backed Securities                A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Backed Securities                   A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Zero Coupon Securities                    A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bank Instruments                          A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Convertible Securities                    A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Foreign Securities                        A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Derivative Contracts                      A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Futures Contracts                         A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Options                                   A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Special Transactions                      A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Repurchase Agreements                     A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Reverse Repurchase Agreements             A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Delayed Delivery Transactions             A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Securities Lending                        P                        P
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asset Coverage                            A                        A
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Investing in Securities of                A                        A
Other Investment Companies
--------------------------------------------------------------------------------


























EQUITY FUNDS
----------------------------------------------------------------------------------------------------------------
                 Equity  Large     Equity   Large   Large   Multi    Mid     Mid       Small   Small    International
                 Income  Cap       Index    Cap     Cap     Cap      Cap     Cap       Cap     Cap      Equity
                 Fund    Value     Fund     Stock   Growth  Growth   Stock   Growth    Stock   Growth   Fund
                         Fund               Fund    Fund    Fund     Fund    Fund      Fund    Fund
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Equity              P       P         P        P       P       P        P       P         P       P        P
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Common Stocks       P       P         P        P       P       P        P       P         P       P        P
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Preferred Stocks    P       P         P        P       P       P        P       P         P       P        P
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Interests in        A       A         A        A       A       A        A       A         A       A        A
Other Limited
Liability
Companies
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Real Estate         A       A         A        A       A       A        A       A         A       A        N
Investment
Trusts
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Warrants            A       A         A        A       A       A        A       A         A       A        A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Fixed Income        P       P         P        P       P       P        P       P         P       P        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Treasury            A       A         A        A       A       A        A       A         A       A        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Agency              A       A         A        A       A       A        A       A         A       A        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Corporate Debt      A       A         A        A       A       A        A       A         A       A        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Commerical Paper    A       A         A        A       A       A        A       A         A       A        A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Demand              A       A         A        A       A       A        A       A         A       A        A
Instruments
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Mortgage Backed     A       A         A        A       A       A        A       A         A       A        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Asset Backed        A       A         A        A       A       A        A       A         A       A        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Zero Coupon         A       A         A        A       A       A        A       A         A       A        A
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Bank Instruments    A       A         A        A       A       A        A       A         A       A        A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Convertible         A       A         A        A       A       A        A       A         A       A        P
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Foreign             A       A         A        A       A       A        A       A         A       A        P
Securities
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Derivative          A       A         A        A       A       A        A       A         A       A        P
Contracts
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Futures             A       A         A        A       A       A        A       A         A       A        P
Contracts
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Options             A       A         A        A       A       A        A       A         A       A        A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Special             A       A         A        A       A       A        A       A         A       A        A
Transactions
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Repurchase          A       A         A        A       A       A        A       A         A       A        A
Agreements
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Reverse             A       A         A        A       A       A        A       A         A       A        A
Repurchase
Agreements
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Delayed             A       A         A        A       A       A        A       A         A       A        A
Delivery
Transactions
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Securities          P       P         P        P       P       P        P       P         P       P        P
Lending
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Asset Coverage      A       A         A        A       A       A        A       A         A       A        A
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
Investing in        A       A         A        A       A       A        A       A         A       A        A
Securities of
Other
Investment
Companies
----------------------------------------------------------------------------------------------------------------


SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding tables.

Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which the Fund invests.


   Common Stocks
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.


   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.


   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.


   Interests in Other Limited Liability Companies
   Entities such as limited partnerships,  limited liability companies, business
   trusts  and  companies   organized   outside  the  United  States  may  issue
   securities comparable to common or preferred stock.


   Warrants
   Warrants give the Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A  security's  yield  measures  the  annual  income  earned on a  security  as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. A Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition,  the credit risk of an issuer's  debt security may vary based on its priority  for  repayment.  For  example,  higher  ranking  (senior)  debt
   securities  have  a  higher   priority  than  lower  ranking   (subordinated)
   securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Taxable Municipal Securities
   Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.

         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.
         IOs and POs
         CMOs may  allocate  interest  payments to one class  (Interest  Only or
         IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast,
         IOs  decrease  in  value  when   prepayments   increase,   because  the
         underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.



         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.

Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity, unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General  obligation  bonds  are  supported  by the  issuer's  power  to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Municipal Notes
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.



   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.


Foreign Securities
Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

| it is organized under the laws of, or has a principal office located in, another country;

|    the principal trading market for its securities is in another country; or

| it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying
asset.  The  other  party  to  a  derivative   contract  is  referred  to  as  a
counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Fund may buy/sell financial futures contracts. The Equity Funds and Balanced Funds may also buy/sell stock index futures.

   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

| Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

| Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings FOR THE MONEY MARKET FUNDS
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by S&P, MIG-1 or MIG-2 by Moody's, or F-1+, F-1, or F-2 by Fitch are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.



Special Transactions
   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflects their value in determining the price of their Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Funds. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.


   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. See "Investment Limitations - Investing in Other Investment Companies" on page 22 of this SAI.

The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of ETFs are listed and traded on stock exchanges at market prices. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.



INVESTMENT RISKS
================================================================================

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally   carry  greater   liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.



Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.

Risks Associated with Noninvestment Grade Securities
The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk
Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Social Investment Risk
The Funds' social screens could cause them to underperform similar funds that do not have social policies. Among the reasons for this is stocks that do not meet the social criteria could outperform those that do. In addition, Fund management may forego certain investments for social reasons when it would otherwise be advantageous to make the investment.

Exchange-Traded Funds
An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.



FUNDAMENTAL INVESTMENT OBJECTIVES and Policies
================================================================================

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The  Small  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The  Mid  Cap  Growth   Fund's   investment   objective  is  long-term   capital
appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The  Multi  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

The Large Cap Value Fund's investment objective is to provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Equity Income Fund's investment objective is current income and growth of capital.

The Social Balanced Fund's investment objective is to provide total return.

The Intermediate Term Bond Fund's investment objective is current income.

The Balanced Fund's investment objective is to provide total return.

The  Income  Fund's  investment   objective  is  primarily  current  income  and
secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

The U.S.  Government  Bond Fund's  investment  objective  is to provide  current
income.  Capital  appreciation  is  a  secondary,   non-fundamental   investment
consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.
Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Prime Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment purposes, in a manner consistent with Rule 35d-1 of the 1940 Act: International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.


================================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax free money market fund, U.S. government bond fund, new york municipal bond fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act), any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.

Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



Buying on Margin

     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap Value Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.

Dealing in Puts and Calls
The New York Tax Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets
The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' Adviser.



In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

investment limitations - all other funds (except prime money market fund)
================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of a Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of a Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of a Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and (b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.







In addition, all Funds will not:

1. Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that a Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that a Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund - collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund and the International Equity Fund may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this SAI for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

Investment Limitations - PRIME MONEY MARKET FUND
================================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

      The Prime Money Market Fund will not:

      1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

      2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities; (b) there is no limitation with respect to domestic bank certificates of deposit or bankers' acceptances, and repurchase agreements secured by bank instruments; (c) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; and (d) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry.

      3. Borrow money or issue senior securities except that the Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits the Fund to borrow up to one-third the value of its total assets at the time of such borrowing.) So long as the Fund's borrowings, including reverse repurchase agreements and dollar roll agreements, exceed 5% of such Fund's total assets, the Fund will not acquire any portfolio securities.

      4. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

      5. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

      6. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

      7. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of a Fund.

      1. The Prime Money Market Fund may not purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom;

      2. The Prime Money Market Fund may not mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

      3.    The Prime Money Market Fund may not engage in any short sales.

      4. The Prime Money Market Fund will limit investments in the securities of any single issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such securities) to not more than 5% of the value of its total assets at the time of purchase, except for 25% of the value of their total assets which may be invested in First Tier Securities of any one issuer for a period of up to three business days, in order to comply with Securities and Exchange Commission regulations relating to money market funds.

      5. The Prime Money Market Fund may not purchase or otherwise acquire any security if, as a result, more than 10% of its net assets would be invested in securities that are illiquid.

      If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.


PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.


For the fiscal years ended April 30, 2004 and 2003, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                          2004              2003
----                                          ----              ----

International Equity Fund                       53%              42%
Small Cap Growth Fund+                         256%             246%
Small Cap Stock Fund                           55%               68%
Mid Cap Growth Fund*+                           99%             238%
Mid Cap Stock Fund                             99%               80%
Multi Cap Growth Fund+                         186%             194%
Large Cap Growth Fund                          68%               37%
Large Cap Stock Fund*                          84%               36%
Equity Index Fund                              76%               87%
Large Cap Value Fund                           27%               32%
Equity Income Fund                             30%               28%
Social Balanced Fund                           87%               82%
Balanced Fund                                  66%               84%
Intermediate-Term Bond Fund*+                 154%              259%
Income Fund *+                                177%              276%
Short-Term Corporate Bond Fund *+              99%              170%
Maryland Municipal Bond Fund                   17%               18%
Pennsylvania Municipal Bond Fund               11%               12%
New York Municipal Bond Fund                   40%               50%
Short Duration Government Bond Fund**+        125%               96%
U.S. Government Bond Fund                      64%               68%


   +These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

   *The variation in each Fund's portfolio turnover rate from 2004 to 2003 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

   **The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.


=============================================================================

DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of a Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the Rule) promulgated by the SEC under the 1940 Act. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

| for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

| in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

| futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

| for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
=============================================================================

Each Equity, Balanced and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
=============================================================================

Under the Distributor's Contract with the Fund, the Distributor (Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.



RULE 12B-1 PLANS (class S shares, Institutional Shares and Institutional ii shares only)
As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks (including M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased as well as for administrative and recordkeeping services. This helps the Funds achieve economies of scale, reduce per Share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing, recordkeeping and administrative expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related, recordkeeping and administrative expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



SHAREHOLDER SERVICES PLANS (class S shares, institutional shares and INSTITUTIONAL I SHARES only)
The Funds may pay M&T Securities, Inc., its affiliates and other investment professionals for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) and/or the Advisor or its affiliates. The Distributor may be reimbursed by the Advisor or its affiliates.

Investment professionals receive such fees for providing distribution-related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
=============================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
=============================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
=============================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


=============================================================================

ACCOUNT AND SHARE INFORMATION


VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding Shares of all series entitled to vote.



 As  of  August  3,  2004,  the  following   shareholders  owned  of  record,
beneficially, or both, 5% or more of the outstanding shares:

U.S. Treasury Money Market Fund (Institutional I Shares) - Manufacturers & Traders, Buffalo, NY (99.25%).

U.S. Treasury Money Market Fund (Institutional II Shares) - Manufacturers & Traders, Buffalo, NY (100.00%).

U.S. Treasury Money Market Fund (Class S Shares) - Medical Service Group, Syracuse, NY (19.21%); Ackman-Ziff Real Estate Group LLC, New York, NY (18.72%); and M. Spiegel and Sons Oil Corp., Tuxedo Park, NY (7.33%).
U.S. Government Money Market Fund (Institutional I Shares) - Manufacturers & Traders, Buffalo, NY (99.15%).

U.S. Government Money Market Fund (Institutional II Shares) - Manufacturers & Traders, Buffalo, NY (99.25%).

Tax Free Money Market Fund (Institutional I Shares) - Manufacturers & Traders, Buffalo, NY (100.00%).

 Tax Free Money Market Fund (Institutional II Shares) - Manufacturers & Traders, Buffalo, NY (99.84%).

Prime Money Market Fund (Institutional Shares) - Manufacturers & Traders, Buffalo, NY (45.29%); T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD (19.29%); M&T Securities Services, Inc., Cheektowaga, NY (11.61%); and NFSC, New York, NY (6.97%).

Money Market Fund (Institutional Shares) - Manufacturers & Traders, Buffalo, NY (43.96%); Catholic IPA LLC, Buffalo, NY (34.01%); Power Line Constructors Inc., Clinton, NY (9.62%); and PLC Trenching Co. LLC, Clinton, NY (8.67%).

Money Market Fund (Institutional I Shares) - Manufacturers & Traders, Buffalo, NY (90.34%); and Manufacturers & Traders Trust Co., Englewood, CO (5.34%).

Money Market Fund (Institutional II Shares) - Manufacturers & Traders, Buffalo, NY (99.99%).

Money Market Fund (Class S Shares) - Hudson Health Care Workers Compensation Group Trust, East Haven , CT (6.22%); Betters Inc., Oakfield, NY (5.67%); and Emed Co., Inc., Buffalo, NY (5.09%).

New York Tax Free Money Market Fund (Institutional I Shares) - Manufacturers & Traders Trust Co., Buffalo, NY (100.00%).

Pennsylvania   Tax  Free  Money  Market  Fund   (Institutional  I  Shares)  -
Manufacturers & Traders, Buffalo, NY (100.00%).

Pennsylvania  Tax  Free  Money  Market  Fund   (Institutional  II  Shares)  -
Manufacturers & Traders, Buffalo, NY (99.99%).

Short Duration Government Bond Fund (Institutional I Shares) - Krauss & Company, Buffalo, NY (41.93%); SEI Private Trust Company, Oaks, PA (26.11%); Tico & Co., Buffalo, NY (12.08%); and Manufacturers and Traders Bank, Buffalo, NY (11.69%).

Short Term Corporate Bond Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (48.15%); Reho & Co., Buffalo, NY (24.21%); Tice & Co., Buffalo, NY (9.76%); and Manufacturers & Traders Trust Co., Englewood, CO (5.28%).

U.S. Government Bond Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (51.92%); Tice & Co., Buffalo, NY (17.36%); Reho & Co., Buffalo, NY (14.54%); and T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD (13.67%).

New York Municipal Bond Fund (Institutional I Shares) - Krauss & Company, Buffalo, NY (70.69%); and Tico & Co., Buffalo, NY (27.50%).

Pennsylvania Municipal Bond Fund (Institutional I Shares ) - Krauss & Co., Buffalo, NY (67.52%); and Tice & Co., Buffalo, NY (27.81%).

Maryland Municipal Bond Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (85.31%); and Reho & Co., Buffalo, NY (11.56%).

Intermediate-Term Bond Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (56.04%); Tice & Co., Buffalo, NY (22.20%); Reho & Co., Buffalo, NY (14.58%); and T. Rowe Price Retirement Plan Services Inc., Owings Mills, MD (5.85%).

Income Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (45.99%); Reho & Co., Buffalo, NY (39.90%); and Tice & Co., Buffalo, NY (7.73%).

Balanced Fund  (Institutional I Shares) - Reho & Co.,  Buffalo,  NY (71.60%);
T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD (18.46%); and Manufacturers & Traders Trust Co., Englewood, CO (9.11%).

Social Balanced Fund (Institutional I Shares) - Krauss & Co., Buffalo, NY (55.30%); and Reho & Co., Buffalo, NY (44.69%).

Equity  Income  Fund  (Institutional  I Shares) - Krauss & Co.,  Buffalo,  NY
(83.21%);  Tice & Co.,  Buffalo,  NY  (9.57%);  and Reho & Co.,  Buffalo,  NY
(6.09%).

Large Cap Value Fund (Institutional I Shares) - Krauss & Company, Buffalo, NY (54.09%); T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD (17.12%); Manufacturers and Traders Bank, Buffalo, NY (15.87%); and Tico & Co., Buffalo, NY (12.89%).

Equity Index Fund (Institutional I Shares) - Reho & Co., Buffalo, NY (48.89%); Krauss & Co., Buffalo, NY (34.98%); Manufacturers & Traders Trust Co., Englewood, CO (7.66%); and Tice & Co., Buffalo, NY (5.03%).

Large Cap Stock Fund  (Institutional  I Shares) - Krauss & Co.,  Buffalo,  NY
(49.96%); Reho & Co., Buffalo, NY (20.89%); Tice & Co., Buffalo, NY (13.60%); and SEI Private Trust Company, Oaks, PA (5.64%).

Large Cap Growth Fund (Institutional I Shares) - T. Rowe Price Retirement Plan Services Inc., Owings Mills, MD (66.30%); Manufacturers and Traders Bank, Buffalo, NY (15.43%); and Krauss & Company, Buffalo, NY (15.07%).

Multi Cap Growth Fund (Institutional I Shares) - Reho & Co., Buffalo, NY (33.85%); Krauss & Co., Buffalo, NY (28.37%); Manufacturers & Traders Trust Co., Englewood, CO (23.27%); and Tice & Co., Buffalo, NY (11.30%).

Mid Cap Stock Fund (Institutional I Shares) - T. Rowe Price Retirement Plan Services Inc., Owings Mills, MD (64.37%); Manufacturers and Traders Bank, Buffalo, NY (14.86%); Krauss & Company, Buffalo, NY (11.17%); and Tico & Co., Buffalo, NY (9.59%).

Mid Cap Growth  Fund  (Institutional  I Shares) - Krauss & Co.,  Buffalo,  NY
(55.71%);  Reho & Co.,  Buffalo,  NY (31.29%);  and Tice & Co.,  Buffalo,  NY
(9.60%).

Small Cap Stock Fund (Institutional I Shares) - Krauss & Company, Buffalo, NY (45.15%); Manufacturers and Traders Bank, Buffalo, NY (41.29%); and SEI Private Trust Company, Oaks, PA (8.73%).

Small Cap Growth Fund (Institutional I Shares) - The Bank of New York, New York, NY (26.97%); T. Rowe Price Retirement Plan Services, Inc., Owings Mills, MD (22.92%); Reho & Co., Buffalo, NY (20.86%); Krauss & Co., Buffalo, NY (11.04%); and Manufacturers & Traders Trust Co., Englewood, CO (11.00%).

International Equity Fund (Institutional I Shares) - Reho & Co., Buffalo, NY (42.42%); Krauss & Co., Buffalo, NY (40.97%); and Tice & Co., Buffalo, NY (12.99%).



Shareholders owning 25% or more of outstanding shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.



TAX INFORMATION
=============================================================================


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free Money Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND, Maryland Municipal Bond Fund, NEW YORK MUNICIPAL BOND FUND AND Pennsylvania Municipal Bond Fund
If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.
Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations
(PABs) should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of (1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.


NEW YORK TAXES
Under existing New York laws, shareholders of the New York Municipal Bond Fund and New York Tax Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The New York Municipal Bond Fund and New York Tax Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the New York Municipal Bond Fund and New York Tax Free Money Market Fund is not necessarily free from taxes in states other than New York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the New York Municipal Bond Fund and New York Tax Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.


PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.


MARYLAND TAXES
To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities,
(b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?
=============================================================================


BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 34 funds and is the only investment company in the Fund Complex.





INTERESTED TRUSTEE BACKGROUND AND COMPENSATION

--------------------------------------------------------------------------------------
Name
Address
                                                                           Total
Birth date                                                             Compensation
Position With Trust            Principal Occupations for Past              From
Date Service Began             Five Years and Other                        Trust
                               Directorships Held
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Mark J. Czarnecki+             Principal Occupations: Executive             $0
------------------------       Vice President, Manufacturers
Manufacturers and              and Traders Trust Company ("M&T
Traders Trust Company          Bank"), division head for M&T
One M&T Plaza                  Bank's investment group.
Buffalo, NY 14203
Birthdate:  November 3,        Other Directorships Held:  None
1955

Trustee

Began serving: August
2000

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

-------------------------------------------------------------------------------------
Name
Address
Birth date
Position With Trust            Principal Occupations for Past             Total
Date Service Began             Five Years and Other                    Compensation
                               Directorships Held                          From
                                                                          Trust
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joseph J. Castiglia            Principal Occupations: Chairman           $26,250
---------------------------    of the Board,  HealthNow New
Roycroft Campus                York, Inc. (health care
21 South Grove Street,         company);  and former President,
Suite 291                      Chief Executive Officer and Vice
East Aurora, NY 14052          Chairman, Pratt & Lambert
Birth date: July 20, 1934      United, Inc. (manufacturer of
                               paints and chemical specialties).
Chairman and Trustee
                               Other Directorships Held: The
Began serving: February        Energy East Corp.
1988

-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
John S. Cramer                 Principal Occupations: Retired            $26,250
4216 Jonathan Lane             President and Chief Executive
Harrisburg, PA 17110           Officer, Pinnacle Health System
Birth date: February 22,       (health care);  President
1942                           Emeritus, Highmark Blue Cross
                               Blue Shield.
Trustee
                               Other Directorships Held:
Began serving: December        Highmark Blue Cross Blue
2000                           Shield; Chek-Med Corporation

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.         Principal Occupations:                    $25,000
Richardson & Taylor Hollow     President and CFO, Gernatt
Roads                          Asphalt Products, Inc.;
Collins, NY                    Executive Vice President, Dan
Birth  date: July 14, 1940     Gernatt Gravel Products, Inc.;
                               Vice President, Country Side
Trustee                        Sand & Gravel, Inc.

Began serving: February        Other Directorships Held: None
1988

-------------------------------------------------------------------------------------


----------------------------------------------------------------------------------
Name
Address
---------------------------  ----------------------------------          Total
Birth date                     Principal Occupations for Past         Compensation
Position With Trust            Five Years and Other                      From
Date Service Began             Directorships Held                        Trust

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William H. Cowie, Jr.++        Principal Occupations: Retired           $21,250
---------------------------    Chief Financial Officer,
1408 Ruxton Road               Pencor, Inc. (environmental
Baltimore, MD                  project development company)
Birth date: January 24,        since 1995.
1931
                               Previous Positions: Chief
Trustee                        Executive Officer of Signet
                               Bank/Maryland and Vice Chairman
Began serving: September       of Signet Banking Corporation
2003
                               Other Directorships Held: None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard B. Seidel++            Principal Occupations: Director          $21,250
770 Hodges Lane                and President (since 1995) of
Strafford, PA                  Girard Partners, a registered
Birth date: April 20, 1941     broker-dealer

Trustee                        Other Directorships Held: None

Began serving: September
2003

----------------------------------------------------------------------------------
++ Mr. Cowie and Mr. Seidel became members of the Board of Trustees on
September 1, 2003.


OFFICERS

Name                                                                       Total
Address                                                                Compensation
Birth date                                                                 From
Position With Trust        Principal Occupations for Past Five            Trust*
                           Years and Previous Positions
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Edward C. Gonzales         Principal Occupations: Employee,                 $0
-----------------------    Federated Investors, Inc.;  formerly,
Federated Investors        President and Executive Vice President
Tower                      of other funds distributed by
Pittsburgh, PA             Federated Securities Corp.; Vice
Birth date: October        Chairman, Federated Investors, Inc.;
22, 1930                   Trustee, Federated Administrative
                           Services.
Executive Vice
President                  Previous Positions:  Trustee or
                           Director of other funds distributed by
                           Federated Securities Corp.; CEO and
                           Chairman, Federated Administrative
Began serving: May 2001    Services; Vice President, Federated
                           Investment Management Company,
                           Federated Investment Counseling,
                           Federated Global Investment Management
                           Corp. and Passport Research, Ltd.;
                           Director and Executive Vice President,
                           Federated Securities Corp.; Director,
                           Federated Services Company; Trustee,
                           Federated Shareholder Services Company.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Charles L. Davis           Principal Occupations: Vice President,           $0
Federated Investors        Managing Director of Mutual Fund
Tower                      Services, Federated Services Company;
Pittsburgh, PA             and President, Edgewood Services, Inc.
Birth date:  March 23,
1960                       Previous Positions: President,
                           Federated Clearing Services; and
Chief Executive Officer    Director, Business Development Mutual
                           Fund Services, Federated Services
Began serving:             Company.
December 2002
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Carl W. Jordan             Principal Occupations: Senior Vice               $0
One M&T Plaza              President, M&T Bank, 2001-Present;
Buffalo, NY                Administrative Vice President, M&T
Birth date: January 2,     Bank, 1995-2001.
1955

President

Began serving: May 2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Kenneth G. Thompson        Principal Occupations: Administrative            $0
100 East Pratt Street      Vice President, M&T Bank,
Baltimore, MD              2002-Present;  Vice President, M&T
Birth date: September      Bank, 1999-2002; Regional Sales
4, 1964                    Manager, M&T Securities, Inc.,
                           1995-1999.
Vice President

Began serving: May 2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Philip R. Carbone          Principal Occupations: Vice President,           $0
100 East Pratt Street,     Director of Distribution for
15th floor                 Proprietary Products, M&T Securities,
Baltimore, MD              since 2003; Manager, Vision
Birth date: July 27,       Shareholder Services and Discount
1954                       Brokerage, 1998-2002.

Vice President             Previous Positions: Regional Sales
                           Manager, M&T Securities, Inc.,
Began serving:             1995-1998.
September 2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Scot A. Millen             Principal Occupations: Vice President,           $0
100 East Pratt Street,     Product Manager, M&T Securities, since
15th floor                 2002; Executive Associate, M&T
Baltimore, MD              Investment Group, 2001-2002; Summer
Birth date: February       Associate, M&T Investment Group, 2000.
22, 1969

Vice President

Began serving:
September 2003

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Beth S. Broderick          Principal Occupations: Vice President,           $0
Federated Investors        Mutual Fund Services Division,
Tower                      Federated Services Company.
Pittsburgh, PA
Birth date: August 2,
1965

Vice President and
Assistant Treasurer

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard J. Thomas          Principal Occupations:  Principal                $0
Federated Investors        Financial Officer and Treasurer of
Tower                      Federated Fund Complex; Senior Vice
Pittsburgh, PA             President, Federated Administrative
Birth date: June 17,       Services.
1954
                           Previous Positions:  Vice President,
Treasurer                  Federated Administrative Services;
                           held various management positions with
Began serving:             Funds Financial Services Division of
December 2002              Federated Investors, Inc.
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
C. Grant Anderson          Principal Occupation:  Counsel, Reed             $0
Federated Investors        Smith LLP (since October 2002).
Tower
Pittsburgh, PA
Birth date: November
6, 1940                    Previous Positions: Corporate Counsel,
                           Federated Investors, Inc.; Vice
Secretary                  President, Federated Services Company.

Began serving:
December 2000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Victor R. Siclari          Principal Occupation:  Partner, Reed             $0
Federated Investors        Smith LLP (since October 2002).
Tower
Pittsburgh, PA
Birth date: November
17, 1941                   Previous Positions: Senior Corporate
                           Counsel and Vice President,  Federated
Assistant Secretary        Services Company (prior to October
                           2002).
Began serving: May
2000; Secretary from
August 11, 1995 to May
11, 2000; Assistant
Secretary from May 11,
2000 to present.
-------------------------------------------------------------------------------------

*  Officers do not receive any compensation from the Funds.



 COMMITTEES OF THE BOARD

----------------------------------------------------------------------------------------------
                                                                                Meetings Held
--------------------------------------------------------------------------      During Last
                     Committee                                                  Fiscal Year
    Board             Members                  Committee Functions
  Committee
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Executive*       Mark J. Czarnecki      In between the meetings of the                0
               -------------------      full Board, the Executive
                 Daniel R.              Committee generally may exercise
                 Gernatt, Jr.           all the powers of the full Board
                 Richard B. Seidel      in the management and direction
                                        of the business and conduct of
                                        the affairs of the Trust in such
                                        manner as the Executive Committee
                                        shall deem to be in the best
                                        interests of the Trust. However,
                                        the Executive Committee cannot
                                        elect or remove Board members,
                                        increase or decrease the number
                                        of Trustees, elect or remove any
                                        Officer, declare dividends, issue
                                        shares or recommend to
                                        shareholders any action requiring
                                        shareholder approval.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Audit            Joseph J.              The purposes of the Audit                   Five
                 Castiglia              Committee are to oversee the
                 William H.             accounting and financial
                 Cowie, Jr.             reporting process of the Funds,
                 John S. Cramer         the Funds' internal control over
                 Richard B. Seidel      financial reporting, and the
                                        quality, integrity and
                                        independent audit of the Funds'
                                        financial statements. The
                                        Committee also oversees or
                                        assists the Board with the
                                        oversight of compliance with
                                        legal requirements relating to
                                        those matters, approves the
                                        engagement and reviews the
                                        qualifications, independence and
                                        performance of the Funds'
                                        independent registered public
                                        accountants, acts as a liaison
                                        between the independent
                                        registered public accountants and
                                        the Board and reviews the Funds'
                                        internal audit function.
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Nominating**     Joseph J.              The Nominating Committee, whose               0
                 Castiglia              members consist of all
                 John J. Cramer         independent Trustees, selects and
                 Daniel R.              nominates persons for election to
                 Gernatt, Jr.           the Funds' Board when vacancies
                 William H.             occur. The Committee will
                 Cowie, Jr.             consider candidates recommended
                 Richard B. Seidel      by shareholders, Independent
                                        Trustees, officers or employees
                                        of any of the Funds' agents or
                                        service providers and counsel to
                                        the Funds. Any shareholder who
                                        desires to have an individual
                                        considered for nomination by the
                                        Committee must submit a
                                        recommendation in writing to the
                                        Secretary of the Funds, at the
                                        Funds' address appearing on the
                                        back cover of this Statement of
                                        Additional Information. The
                                        recommendation should include the
                                        name and address of both the
                                        shareholder and the candidate and
                                        detailed information concerning
                                        the candidate's qualifications
                                        and experience. In identifying
                                        and evaluating candidates for
                                        consideration, the Committee
                                        shall consider such factors as it
                                        deems appropriate. Those factors
                                        will ordinarily include:
                                        integrity, intelligence,
                                        collegiality, judgment,
                                        diversity, skill, business and
                                        other experience, qualification
                                        as an "Independent Trustee," the
                                        existence of material
                                        relationships which may create
                                        the appearance of a lack of
                                        independence, financial or
                                        accounting knowledge and
                                        experience, and dedication and
                                        willingness to devote the time
                                        and attention necessary to
                                        fulfill Board responsibilities.


----------------------------------------------------------------------------
*created effective December 15, 2003
----------------------------------------------------------------------------
**created effective June 23, 2004


Board ownership of shares in the funds and in the TRUST
AS OF DECEMBER 31, 2003


                                                           Aggregate
                                                           Dollar Range of
                                    Dollar Range of        Shares Owned in
Interested                          Shares Owned           the Trust
Board Member Name                   in Fund[s]
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Mark J. Czarnecki                                          Over $100,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
     MTB Mid Cap Stock Fund         $1-$10,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
     MTB New York Tax-Free
     Money Market Fund              Over $100,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Independent Board Member Name       Dollar Range of        Aggregate Dollar
                                    Shares Owned in        Range of Shares Owned
                                    Fund(s)                in the Trust
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Joseph J. Castiglia                                        Over $100,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
     MTB Money Market Fund          $1-$10,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
     MTB Large Cap Growth Fund      Over $100,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John S. Cramer                      None                   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
William H. Cowie, Jr.               None                   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.              None                   None
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Richard B. Seidel                                          $10,000-$50,000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
     MTB Multi Cap Growth Fund      $10,000-$50,000
----------------------------------------------------------------------------------


As of August 3, 2004, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.



INVESTMENT ADVISER
The Advisor conducts investment research and makes investment decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Advisor's and subadvisors' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the Advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Advisor's compensation: the nature and quality of the services provided by the
Advisor, including the performance of the fund; the Advisor's cost of providing the services; the extent to which the Advisor may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the Advisor and its affiliates as a result of the Advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisor on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisor. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the adviser's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Advisor and subadvisors and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Advisor and subadvisors are responding to them.

The  Board  also  receives   financial   information   about  the  Advisor  and
subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's or subadvisor's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Advisor or subadvisor may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

SUB-ADVISORS
New York Tax-Free Money Market Fund
Prior to December 16, 2003, when the Advisor assumed daily management of the New York Tax-Free Money Market Fund, the Advisor had delegated daily management of the Fund to a sub-advisor, Federated Investment Management Company (FIMCO).

For its services under the Sub Advisory Agreement, FIMCO received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which FIMCO managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. FIMCO was paid by the Advisor as follows:

-----------------------------------------------------------------------
   Sub-Advisory Fee          Average Daily Net Assets of the Fund
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.20%           on the first $100 million average daily net
                                            assets
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.18%            on the next $100 million average daily net
                                            assets
-----------------------------------------------------------------------
-----------------------------------------------------------------------
         0.15%          on average daily net assets over $200 million
-----------------------------------------------------------------------

Mid Cap Stock Fund
Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense. Independence was paid by the Advisor as follows:


-----------------------------------------------------------------------
        Sub-Advisory Fee          Average Daily Net Assets of the Fund
-----------------------------------------------------------------------
-----------------------------------------------------------------------
              0.40%                   on assets up to $500 million
-----------------------------------------------------------------------
-----------------------------------------------------------------------
              0.35%               on assets in excess of $500 million
-----------------------------------------------------------------------

Effective December 8, 2004, the Advisor delegates daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.


Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

---------------------------------------------------------------------
    Sub-Advisory Fee         Average Daily Net Assets of the Fund
---------------------------------------------------------------------
---------------------------------------------------------------------
          0.50%             On the first $50 million average daily
                                          net assets
---------------------------------------------------------------------
---------------------------------------------------------------------
          0.40%           On the next $50 million average daily net
                                            assets
---------------------------------------------------------------------
---------------------------------------------------------------------
          0.30%             On the next $100 million average daily
                                          net assets
---------------------------------------------------------------------
---------------------------------------------------------------------
          0.20%             On average daily net assets over $200
                                           million
---------------------------------------------------------------------


International Equity Fund
The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc
(UBS). For its services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:

---------------------------------------------------------------
   Sub-Advisory Fee      Average Daily Net Assets of the Fund
---------------------------------------------------------------
---------------------------------------------------------------
         0.40%             on the first $50 million average
                                   daily net assets
---------------------------------------------------------------
---------------------------------------------------------------
         0.35%             on the next $150 million average
                                   daily net assets
---------------------------------------------------------------
---------------------------------------------------------------
         0.30%          on average daily net assets over $200
                                       million
---------------------------------------------------------------


Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-adviser, LSV Asset Management (LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows:

-----------------------------------------------------------------
    Sub-Advisory Fee      Average Daily Net Assets of the Fund
-----------------------------------------------------------------
-----------------------------------------------------------------
         0.65%           On the first $50 million average daily
                                       net assets
-----------------------------------------------------------------
-----------------------------------------------------------------
         0.55%            On average daily net assets over $50
                                         million
-----------------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid Cap Stock
Fund.

The Adviser has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Mazama is paid by the Adviser as follows:


---------------------------------------------------------
Sub-Advisory Fee   Average Daily Net Assets of the Fund
---------------------------------------------------------
---------------------------------------------------------
      0.70%            On average daily net assets
---------------------------------------------------------

Large Cap Value Fund
Effective December 8, 2004, the Advisor delegates daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC
(NWQ). NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in that same year. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been incorporated, was
merged into a Limited Liability Company.   For its services under the
Sub-Advisory Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Equity Income Fund
Effective December 8, 2004, the Advisor delegates daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor
A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.


Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.


                        MTB INVESTMENT ADVISORS, INC.
                             PROXY VOTING POLICY

                                INTRODUCTION
      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.


                       GENERAL STANDARDS AND APPROACH
      Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
      In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.
      Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.





                            CONFLICTS OF INTEREST


      Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.
      In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
            1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
            (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
      Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
                               ROUTINE MATTERS
           VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director.
      Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
                             RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.
           CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
                     MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
                     STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually.
Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
                             CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions.
Adviser will vote against proposals to eliminate cumulative voting.
Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction.
                             PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
                        STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
                               TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
                                 AGE LIMITS
Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.
       DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION. Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing,
(4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and
(5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
                        SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance.
                 SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause.
Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies.
Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
               SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

            SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board. Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval.
              SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting.
Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
                               PROXY CONTESTS
            VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that Committee's designee. Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
                  REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.
                                COMPENSATION
                        EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Adviser does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.
                           DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis. Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

         SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
                         GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
                   EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
                       EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
                       401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
                    MERGERS AND CORPORATE RESTRUCTURINGS
                          MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis. Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.
                                ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

                                 SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients' investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
                                LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
                              APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal. Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
                        BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.
        SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
                            DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis. Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

                           TENDER OFFER DEFENSES
                 SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
      o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
      o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
                           FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).
                                 GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
                               PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
                           UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.
                      SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Adviser will vote for shareholder proposals to lower such supermajority requirements.
                          WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes. White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.
    PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN ADVANCE. Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded: "amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
                          STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors.
Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price.
Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.
                 MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
                         SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
                     REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.
                 STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
                            REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

                      INCREASE AUTHORIZED COMMON STOCK.
Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.


Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.
Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase.
Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

                          CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
                         REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals.
                            CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
                                EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material (i) to evaluate and propose voting recommendations on proxy proposals and director nominees or
(ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
                             BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
                      SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
                          ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires.
                                 DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
                         investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that
(1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.
There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.
                           ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings. Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above.
                   APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.
                       INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund.
        CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
          CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis.
Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
                     CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
                            NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market.
                       CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
                         CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
      CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY] Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
              PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
                               PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
                DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.
 AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER APPROVAL Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
                          DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate.
Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale.
                           MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund.
Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

                                   MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel.
      SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares.
However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
    SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Adviser will vote on the reimbursement of expenses on a case-by-case basis.
            SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
                      SOCIAL AND ENVIRONMENTAL ISSUES
                      SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients, Adviser will
generally vote against the proposal.   Where the Adviser is mandated to
follow a socially responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:

>> whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

>>   the percentage of sales, assets, and earnings affected;

>> the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

>> whether the issues presented should be dealt with through government action or through company-specific action;

>> whether the company has already responded in some appropriate manner to the request embodied in the proposal;

>> whether the company's analysis and voting recommendation to shareholders is persuasive;

>>   what other companies have done in response to the issue;

>>   whether the proposal itself is well framed and reasonable;

>> whether implementation of the proposal would achieve the objectives sought in the proposal; and

>> whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC's website at http://www.sec.gov and through the Trust's Internet site. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2004, the following Funds owned securities of the following regular broker/dealers:



Money Market Fund - Morgan Stanley - $90,000,000.

Short Term Corporate Bond Fund - BankBoston Capital Trust III - $238,183; Credit Suisse First Boston USA, Inc. - $1,000,600; Bear Stearns Cos., Inc. - $1,649,546; Lehman Brothers Holdings, Inc. - $1,043,230; Washington Mutual Finance Corp. - $1,066,690; Citigroup, Inc. - $1,023,260; MBNA America Bank, NA - $533,600; BankBoston Corp. - $1,064,530; Household Finance Corp. - $532,980; Merrill Lynch & Co., Inc. - $1,059,250; Morgan Stanley - $1,066,010; American Express Co. - $1,800,725; Goldman Sachs Group, LP - $631,586; Bank of America Corp. - $1,053,550; and MBNA Corp. - $330,522.

U.S. Government Bond Fund - Goldman Sachs Group, Inc. - $1,057,386.

Intermediate Term Bond Fund - Wachovia Corp. - $5,438,460; Lehman Brothers Holdings, Inc. - $716,934; Citigroup, Inc. - $2,122,660; Bear Stearns Cos, Inc. - $917,974; Morgan Stanley - $533,975; Bank One Corp. - $1,560,958;
Bank of America Corp. - $1,671,917; Fleet National Bank - $1,412,030; and Goldman Sachs Group, Inc. - $1,249,638.

Income Fund - Lehman Brothers Holdings, Inc. - $2,376,033; Merrill Lynch & Co., Inc. - $1,447,172; and Goldman Sachs Group, Inc. - $2,118,321.

Balanced Fund - Morgan Stanley - $3,083,400.

Social Balanced Fund - Morgan Stanley - $56,529.

Equity Income Fund - Citigroup, Inc. - $2,164,050.

Large Cap Value Fund - Citigroup, Inc. - $3,858,405; and Morgan Stanley - $1,758,566.

Multi Cap Growth Fund - Citigroup, Inc. - $1,202,250.

International Equity Fund - ABN AMRO Holdings - $939,080; Credit Suisse Group - $1,268,715; and HSBC Holdings PLC - $1,494,867.



Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.


CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

-----------------------------------------------------------------------
          Maximum               Average Aggregate Daily Net Assets of the
     Administrative Fee                   MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.06%                       on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.03%                       on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.015%                 on assets in excess of $5 billion
-----------------------------------------------------------------------


Fees payable to M&T Securities, Inc.:

-----------------------------------------------------------------------
          Maximum               Average Aggregate Daily Net Assets of
-------------------------------                  the
     Administrative Fee        ---------------------------------------
                                         MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.04%                       on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.015%                 on assets in excess of $5 billion
-----------------------------------------------------------------------


Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:


Fees Payable to FSC:

----------------------------------------------------------------------
          Maximum               Average Aggregate Daily Net Assets of
     Administrative Fee                the MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.06%                       on the first $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.03%                       on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.02%                       on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.0125                      on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.01%                 on assets in excess of $10 billion
-----------------------------------------------------------------------


Fees Payable to M&T Securities, Inc.:

-----------------------------------------------------------------------

----------------------------------------------------------------------
          Maximum               Average Aggregate Daily Net Assets of
     Administrative Fee                the MTB Group of Funds
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.04%                       on the first $5 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.03%                       on the next $2 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.0175                      on the next $3 billion
-----------------------------------------------------------------------
-----------------------------------------------------------------------
           0.015%                on assets in excess of $10 billion
-----------------------------------------------------------------------


From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Funds for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN and fund accountant
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds for the following annual fee, based on the Funds' average monthly net assets.

----------------------------------------------------------------------
                                   Average Monthly Net Assets of the
---------------------------------------------------------------------
    Annual Fee, billed and                MTB Group of Funds
       payable monthly
----------------------------------------------------------------------
----------------------------------------------------------------------
            0.037%                      on the first $5 billion
----------------------------------------------------------------------
----------------------------------------------------------------------
            0.034%                      on the next $5 billion
----------------------------------------------------------------------
----------------------------------------------------------------------
           0.0315%                      on the next $10 billion
----------------------------------------------------------------------
----------------------------------------------------------------------
            0.029%                on assets in excess of $20 billion
----------------------------------------------------------------------


In addition, for an annual fee of $4,000 per Fund, State Street Bank and Trust Company prepares two quarterly portfolio listings per year for inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.


INDEPENDENT registered public accounting firm
The independent public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the public company accounting oversight board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.



FEES PAID BY THE FUNDS FOR SERVICES

------------------------------------------------------------------------------------------------------------
                       Advisory Fee Paid/                 Brokerage             Administrative Fee Paid/
                      Advisory Fee Waived             Commissions Paid         Administrative Fee Waived
                                                 -----------------------------------------------------------
                --------------------------------------------------------------------------------------------
Funds              For the fiscal year ended      For the fiscal year ended    For the fiscal year ended
                           April 30,                      April 30,                    April 30,
                --------------------------------------------------------------------------------------------
                --------------------------------------------------------------------------------------------
                   2004      2003       2002       2004     2003      2002      2004      2003      2002
------------------------------------------------------------------------------------------------------------
International   $1,009,822 $458,410   $382,377   $113,601  $63,000  $69,547   $67,317    $39,590   $32,452
Equity Fund      $20,549    $45,841    $38,238                                   $0        $0        $0
------------------------------------------------------------------------------------------------------------
----------------
Small Cap       $1,431,341 $972,474  $1,189,853  $1,269,57$1,073,828$1,442,574$124,177  $128,727  $198,401
Growth Fund       $7,049    $25,314    $13,767                                   $0        $0      $10,824
----------------
------------------------------------------------------------------------------------------------------------
Small Cap       $1,230,604 $815,840  $2,846,913  $210,463 $237,508  $478,598  $98,334    $82,845  $371,925
Stock Fund          $0        $0      $372,376                                   $0        $0      $18,677
------------------------------------------------------------------------------------------------------------
----------------
Mid Cap Growth   $700,410  $620,742   $777,615   $104,360 $833,006  $85,654   $65,875    $90,870  $131,729
Fund             $53,296    $60,173    $67,381                                   $0        $0      $6,562
----------------
------------------------------------------------------------------------------------------------------------
Mid Cap Stock   $1,093,452 $887,799   $972,545   $384,787 $291,009  $207,605  $87,549    $90,138   $97,124
Fund                $0        $0         $0                                      $0        $0        $0
------------------------------------------------------------------------------------------------------------
----------------
Multi Cap       $1,044,612 $990,662  $1,477,569  $752,579 $1,035,897$396,859  $111,632  $145,820  $278,654
Growth Fund      $70,661    $49,881   $101,116                                   $0        $0      $14,865
----------------
------------------------------------------------------------------------------------------------------------
Large Cap        $216,183  $131,579   $122,938   $61,043   $22,394  $20,142   $17,128    $13,367   $12,275
Growth Fund      $44,438    $37,151    $34,712                                   $0        $0        $0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Large Cap       $3,537,059 $1,946,796$1,400,392  $1,073,23$601,877  $418,785  $274,510  $191,521  $139,852
Stock Fund       $61,646   $208,043      $0                                      $0        $0        $0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Equity Index     $225,086  $182,193   $201,903   $63,315  $100,533  $81,465   $85,727   $102,520  $136,550
Fund             $185,279  $140,899   $145,813                                   $0      $36,902   $33,755
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Large Cap        $488,650  $288,270   $276,427   $151,297 $102,070  $112,595  $47,126    $35,557   $33,519
Value Fund          $0        $0         $0                                      $0        $0        $0
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Equity Income    $529,550  $456,565   $546,080   $76,230   $76,669  $166,296  $60,358    $80,282  $107,102
Fund             $19,289    $60,603    $56,451                                   $0        $0      $5,379
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
Balanced Fund   $1,138,099 $1,488,159$2,151,699  $163,751 $580,797  $175,528  $129,098  $220,996  $431,184
                 $31,083    $97,981   $285,597                                   $0        $0      $22,858
------------------------------------------------------------------------------------------------------------
----------------                     -----------------------------------------------------------------------
Social           $23,935    $15,976  $1,189,853   $3,815     $0     $1,442,574 $9,921    $22,420  $198,401
Balanced Fund    $10,913    $15,779    $13,767                                   $0      $1,996    $10,824
----------------           ---------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------
                       Advisory Fee Paid/                 Brokerage              Administrative Fee Paid/
                      Advisory Fee Waived              Commissions Paid         Administrative Fee Waived
                                                 ------------------------------------------------------------
                ---------------------------------------------------------------------------------------------
Funds              For the fiscal year ended      For the fiscal year ended     For the fiscal year ended

                ---------------------------------------------------------------------------------------------
                ---------------------------------------------------------------------------------------------
                 April 30,  April 30, April 30,  April     April     April    April 30, April 30,  April
                 2004       2003       2002    30, 2004  30, 2003  30, 2002   2004       2003    30, 2002
-------------------------------------------------------------------------------------------------------------
Intermediate    $1,508,960  $773,641  $795,306      $0        $0        $0    $152,735   $134,960  $173,680
Term Bond Fund   $223,708    $96,989   $131,574                                  $0         $0      $7,394
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Income Fund     $1,375,233  $1,632,277$2,032,658    $0        $0        $0    $167,868   $257,874  $434,696
                  $48,482   $132,959   $241,935                                  $0         $0      $81,035
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Short-Term       $487,224   $494,365   $557,664     $0        $0        $0     $54,574   $80,782   $100,981
Corporate Bond    $14,128    $44,784   $45,371                                   $0         $0      $4,116
Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Maryland         $863,280   $826,043   $788,419     $0        $0        $0     $95,557   $133,381  $159,258
Municipal Bond   $127,811   $175,084   $201,256                                  $0         $0      $6,857
Fund
-------------------------------------------------------------------------------------------------------------
----------------
Pennsylvania    $1,440,936  $1,058,247$1,069,984    $0        $0        $0    $147,835   $164,075  $213,783
Municipal Bond    $22,353    $4,437     $4,727                                   $0         $0      $9,029
Fund
----------------
-------------------------------------------------------------------------------------------------------------
New York         $617,754   $587,306   $553,523     $20       $0        $0     $60,876   $72,437    $67,114
Municipal Bond    $65,546    $75,511   $71,167                                   $0         $0        $0
Fund
----------------
-------------------------------------------------------------------------------------------------------------
U.S.            $1,466,043  $896,407   $714,832     $0        $0        $0    $140,635   $110,582   $86,674
Government          $0         $0         $0                                     $0         $0        $0
Bond Fund
----------------
-------------------------------------------------------------------------------------------------------------
Short Duration   $960,213   $624,732   $401,818   $19,304     $0        $0    $107,381   $89,916    $56,839
Government       $204,311   $208,244   $133,940                                $4,329       $0        $0
Bond Fund
----------------
-------------------------------------------------------------------------------------------------------------
Money Market    $9,740,590  $7,559,754$8,912,679    $0        $0        $0    $1,293,971$1,304,918 $1,512,795
Fund            $4,799,233  $3,023,902$2,673,111                                 $0         $0        $0
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Tax-Free Money   $742,099   $423,497   $391,726     $0        $0        $0    $128,632   $170,225  $200,076
Market Fund      $418,318   $243,847   $258,946                                  $0         $0      $7,016
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
U.S.            $9,650,560  $4,040,373$4,105,583    $0        $0        $0    $1,463,874$1,413,655 $2,018,470
Government      $4,082,561  $902,236  $1,628,057                                 $0         $0      $73,459
Money Market
Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
U.S. Treasury   $4,572,131  $3,605,796$4,090,209    $0        $0        $0    $612,703   $622,239  $694,237
Money Market    $1,593,288  $649,043   $736,238                                  $0         $0        $0
Fund
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
Pennsylvania      $77,327    $51,176   $88,056      $0        $0        $0     $17,809   $42,015    $51,480
Tax Free Money    $77,327    $51,176   $40,592                                 $1,560    $12,423    $1,485
Market Fund
----------------
-------------------------------------------------------------------------------------------------------------
Prime Money     $1,354,482  $1,304,294$1,190,569    $0        $0        $0    $186,258   $225,178  $202,049
Market Fund      $808,347   $782,577   $714,341                                  $0         $0        $0
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
New York Tax     $959,610   $988,516   $935,723     $0        $0        $0    $132,703   $170,675  $158,826
Free Money       $316,926   $177,933   $168,430                                  $0         $0        $0
Market Fund
-------------------------------------------------------------------------------------------------------------



12b-1 and Shareholder Services Fees

-----------------------------------------------------------------------------------------------------------------
                            For the fiscal year ended April 30, 2004
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                            Shareholder Services Fees                     12b-1 Fees
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Fund               Class S   InstitutionalInstitutionalInstitutionalClass S   InstitutionalInstitutioInstitutional
                    Shares      Class       I Class      II Class    Shares      Class      I Class   II Class
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
International         N/A        N/A       $ 107,127     N/A           N/A        N/A      $             N/A
Equity Fund                                                                                    -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Growth      N/A        N/A       $ 114,376     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Small Cap Stock       N/A        N/A       $ 194,876     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mid Cap Growth        N/A        N/A        $ 45,362     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund    N/A        N/A        $ 47,874     N/A           N/A        N/A      $             N/A
                                                                                               -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Multi Cap Growth      N/A        N/A       $ 147,284     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large Cap Growth      N/A        N/A        $ 11,739     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large Cap Stock       N/A        N/A       $ 265,690     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Index Fund     N/A        N/A        $ 3,192      N/A           N/A        N/A      $             N/A
                                                                                               -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Large Cap Value       N/A        N/A        $ 25,291     N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Equity Income Fund    N/A        N/A        $ 51,642     N/A           N/A        N/A      $             N/A
                                                                                               -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Balanced Fund         N/A        N/A       $ 144,021     N/A           N/A        N/A      $             N/A
                                                                                               -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Social Balanced       N/A        N/A        $ 6,225      N/A           N/A        N/A      $             N/A
Fund                                                                                           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Intermediate Term     N/A        N/A       $ 119,595     N/A           N/A        N/A      $             N/A
Bond Fund                                                                                      -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Income Fund           N/A        N/A       $ 208,524     N/A           N/A        N/A      $             N/A
                                                                                               -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Short-Term            N/A        N/A        $ 47,474     N/A           N/A        N/A      $             N/A
Corporate Bond                                                                                 -
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Maryland              N/A        N/A        $ 38,538     N/A           N/A        N/A      $             N/A
Municipal Bond                                                                                 -
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania          N/A        N/A       $ 211,367     N/A           N/A        N/A      $             N/A
Municipal Bond                                                                                 -
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York              N/A        N/A          $ -        N/A           N/A        N/A      $             N/A
Municipal Bond                                                                                 -
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S Government        N/A        N/A        $ 44,852     N/A           N/A        N/A      $             N/A
Bond Fund                                                                                      -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Short Duration        N/A        N/A        $ 17,598     N/A           N/A        N/A      $             N/A
Government Bond                                                                                -
Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Money Market Fund  $168,602    $ 5,816        $ -        $ -        $168,602       $       $          $ 197,225
                                                                                   -           -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Tax-Free Money        N/A        N/A        $ 20,866     $ -           N/A        N/A      $          $ 48,755
Market Fund                                                                                    -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Government       N/A        N/A       $ 317,033     $ -           N/A        N/A      $          $ 642,507
Money Market Fund                                                                              -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury      $             N/A        $ 42,349     $ -        $             N/A      $          $ 253,911
Money Market Fund   34,626                                           17,888                    -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Pennsylvania          N/A        N/A        $ 10,780    $ 355          N/A        N/A      $           $ 1,365
Tax-Free Money                                                                                 -
Market Fund
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
New York Tax-Free     N/A        N/A        $ 35,864     N/A           N/A        N/A      $             N/A
Money Market Fund                                                                              -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
Prime Money           N/A      $77,146        N/A        N/A           N/A         $          N/A        N/A
Market Fund                                                                        -
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------






HOW DO THE FUNDS MEASURE PERFORMANCE?
================================================================================

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD and Effective yield
The yield of Shares of the Equity, Income and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


Average Annual Total Returns and Yield

Total returns are given for the period ended April 30, 2004.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April 30, 2004.


----------------------------------------------------------------------------
International Equity Fund      30-Day Period              Start of
                                                       Performance on
                                                         8/18/2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Before Taxes                        N/A                    18.18%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on                      N/A                    17.78%
Distributions
----------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                              N/A                    11.95%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Yield                               N/A                     N/A
----------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------
Small Cap Growth Fund           30-Day Period          1 Year         5 Years           Start of
                                                                                     Performance on
                                                                                       7/13/1995
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Institutional I Shares:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Before Taxes                         N/A               46.74%          16.16%            16.74%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                        N/A               46.74%          12.70%            12.94%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                               N/A               30.38%          12.00%            12.31%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Yield                                N/A                N/A             N/A               N/A
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
Small Cap Stock Fund                      30-Day Period             Start of
                                                                 Performance on
                                                                    8/18/2003
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Before Taxes                                   N/A                   20.36%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
After Taxes on Distributions                   N/A                   18.10%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                 N/A                   14.33%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Yield                                          N/A                     N/A
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                     30-Day Period       1 Year        5 Years          Start of
                                                                                        Performance on
                                                                                          11/18/1996
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Before Taxes                                 N/A            33.17%         5.97%            11.01%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions                 N/A            33.17%         4.23%            9.32%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                               N/A            21.56%         4.44%            8.91%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Yield                                        N/A              N/A           N/A              N/A
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------
Mid Cap Stock Fund              30-Day Period              Start of
                                                        Performance on
                                                           8/18/2003
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Institutional I Shares:
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Before Taxes                         N/A                    14.31%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on
Distributions                        N/A                    14.31%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                               N/A                     9.30%
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
Yield                                N/A                      N/A
-----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Multi Cap Growth Fund           30-Day Period        1 Year         5 Years           10 Years
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                         N/A             21.47%         (2.36)%            9.22%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                        N/A             21.47%         (3.19)%            7.22%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on                       N/A             13.96%         (2.17)%            6.97%
Distributions and Sale of
Shares
----------------------------------------------------------------------------------------------------
Yield                                N/A               N/A            N/A               N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
-------------------------------------------------------------------------
Large Cap Growth Fund          30-Day Period            Start of
                                                     Performance on
                                                        8/18/2003
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Before Taxes                        N/A                   7.80%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After Taxes on
Distributions                       N/A                   7.80%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
After Taxes on
Distributions and Sale of
Shares                              N/A                   5.07%
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Yield                               N/A                    N/A
-------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
Large Cap Stock Fund           30-Day Period        1 Year         5 Years           Start of
                                                                                  Performance on
                                                                                     4/1/1996
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                        N/A             22.35%         (1.34)%            7.12%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A             22.14%         (3.11)%            4.92%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                      N/A             14.51%         (1.56)%            5.25%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                               N/A              N/A             N/A               N/A
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Equity Index Fund              30-Day Period        1 Year         5 Years           Start of
                                                                                  Performance on
                                                                                    10/1/1997
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                        N/A             22.06%         (2.26)%            3.75%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on
Distributions                       N/A             21.48%         (3.59)%            2.49%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on                      N/A             14.32%         (2.35)%            2.74%
Distributions and
--------------------------
Sale of Shares
---------------------------------------------------------------------------------------------------
Yield                               N/A              N/A             N/A               N/A
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
-----------------------------------------------------------------------
Large Cap Value Fund           30-Day Period            Start of
                                                     Performance on
                                                       8/18/2003
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Institutional I Shares:
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Before Taxes                        N/A                  12.71%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
After Taxes on
Distributions                       N/A                  12.46%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                      N/A                  8.26%
-----------------------------------------------------------------------
-----------------------------------------------------------------------
Yield                               N/A                   N/A
-----------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
Equity Income Fund            30-Day Period         1 Year          5 Years            Start of
                                                                                    Performance on
                                                                                      11/18/1996
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Institutional I Shares:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Before Taxes                       N/A              20.49%           0.05%              5.58%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A              19.85%          (1.18)%             3.81%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A              13.29%          (0.52)%             3.95%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Yield                              N/A                N/A             N/A                N/A
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Balanced Fund                 30-Day Period         1 Year          5 Years          10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                       N/A              14.11%           1.59%            8.52%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A              13.71%           0.43%            6.51%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A               9.17%           0.78%            6.25%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                              N/A                N/A             N/A              N/A
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Social Balanced Fund          30-Day Period         1 Year             Start of
                                                                    Performance on
                                                                      5/29/2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Institutional I Shares:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Before Taxes                       N/A               3.50%              5.04%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
After Taxes on                     N/A               2.12%              3.66%
Distributions
-------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A               2.43%              3.48%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Yield                             3.21%               N/A                N/A
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------
Intermediate-Term Bond        30-Day Period         1 Year          5 Years           Start of
                                                                                   Performance on
Fund                                                                                 11/18/1996
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                       N/A               1.21%           5.63%             5.76%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A              (0.46)%          3.61%             3.58%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A               1.00%           3.57%             3.57%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                             3.22%               N/A             N/A               N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Income Fund                   30-Day Period         1 Year          5 Years           10 Years
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                       N/A               0.81%           5.55%             6.42%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A              (1.00)%          3.43%             4.09%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A               0.92%           3.46%             4.05%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                             3.56%               N/A             N/A               N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Short-Term Corporate Bond     30-Day Period       1 Year          5 Years             Start of
                                                                                   Performance on
Fund                                                                                  4/1/1996
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                       N/A            1.31%            4.18%               4.62%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A            0.46%            2.49%               2.73%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A            0.85%            2.52%               2.75%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                             2.10%            N/A              N/A                 N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Maryland Municipal Bond       30-Day Period       1 Year          5 Years             Start of
                                                                                   Performance on
Fund                                                                                 11/18/1996
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                       N/A            1.92%            4.48%               4.99%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A            1.92%            4.46%               4.94%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on                     N/A            2.65%            4.44%               4.90%
Distributions and
--------------------------
Sale of Shares
----------------------------------------------------------------------------------------------------
Yield                             3.71%            N/A              N/A                 N/A
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield              6.50%            N/A              N/A                 N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
Pennsylvania Municipal        30-Day Period         1 Year          5 Years          Start of
                                                                                  Performance on
Bond Fund                                                                            4/1/1996
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Institutional I Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Before Taxes                       N/A              1.21%            4.22%            4.66%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on                     N/A              1.21%            4.21%            4.62%
Distributions
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                     N/A              2.11%            4.20%            4.58%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                             3.71%              N/A              N/A              N/A
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Tax-Equivalent Yield              5.99%              N/A              N/A              N/A
---------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


------------------------------------------------------------------------
New York Municipal Bond           30-Day Period           Start of
                                                       Performance on
Fund                                                     8/18/2003
------------------------------------------------------------------------
------------------------------------------------------------------------
Institutional I Shares:
------------------------------------------------------------------------
------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------
------------------------------------------------------------------------
Before Taxes                           N/A                 3.39%
------------------------------------------------------------------------
------------------------------------------------------------------------
After Taxes on
Distributions                          N/A                 3.23%
------------------------------------------------------------------------
------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                         N/A                 3.22%
------------------------------------------------------------------------
------------------------------------------------------------------------
Yield                                 3.71%                 N/A
------------------------------------------------------------------------
------------------------------------------------------------------------
Tax-Equivalent Yield                  6.44%                 N/A
------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
U.S. Government Bond Fund          30-Day Period            Start of
                                                         Performance on
                                                           8/18/2003
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Before Taxes                            N/A                  2.44%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on
Distributions                           N/A                  1.40%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                          N/A                  1.59%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Yield                                  3.69%                  N/A
--------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Short Duration Government        30-Day Period     1 Year        5 Years           Start of
                                                                                Performance on
Bond Fund                                                                         10/31/1995
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Institutional  I  Shares
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                          N/A          0.66%          4.50%             4.72%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                         N/A         (0.22)%         2.56%             3.08%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                        N/A          0.43%          2.63%             3.02%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                                2.07%          N/A            N/A               N/A
-------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------
Money Market Fund                7-Day             1 Year                             Start of
                                                                   --------        Performance on
                                  Period                          -5 Years            6/8/1998
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Class S Shares:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return                        N/A             0.18%           2.62%               2.89%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Yield                              0.15%             N/A             N/A                 N/A
-----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Money Market Fund                7-Day Period     1 Year       Start of Performance
                                                                   on 9/4/2001
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Institutional Shares:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return                         N/A          0.51%               1.02%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Yield                               0.46%          N/A                 N/A
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
----------------------------------------------------------------------------
Money Market Fund                 7-Day Period     Start of Performance on
                                                          8/18/2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return                          N/A                   0.48%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Yield                                0.65%                   N/A
----------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
Money Market Fund                   7-Day Period           Start of Performance on
                                                                  8/18/2003
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Institutional II Shares:
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Total Return                            N/A                         0.43%
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Yield                                  0.36%                         N/A
-------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Prime Money Market Fund           7-Day Period          1 Year                          Start of
                                                                 -----
                                                                        5 Years      Performance on
                                                                -                      10/7/1996
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Institutional Shares:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return                           N/A              0.68%           3.09%            3.76%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Yield                                 0.66%              N/A             N/A              N/A
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------
Pennsylvania Tax-Free            7-Day Period          1 Year            Start of
                                                                      Performance on
Money Market Fund                                                        5/1/2001
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                         N/A               0.45%               0.95%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                               0.37%               N/A                 N/A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Tax-Equivalent Yield                0.60%               N/A                 N/A
----------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------------
Pennsylvania Tax-Free            7-Day Period                           Start of
                                                -----
                                                        1 Year       Performance on
Money Market Fund                              -                        5/11/2001
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Institutional II Shares:
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Before Taxes                         N/A               0.44%              0.93%
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Yield                               0.37%               N/A                N/A
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Tax-Equivalent Yield                0.60%               N/A                N/A
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------



------------------------------------------------------------------------
New York Tax-Free Money          7-Day Period            Start of
                                                      Performance on
Market Fund                                              8/18/2003
------------------------------------------------------------------------
------------------------------------------------------------------------
Institutional I Shares:
------------------------------------------------------------------------
------------------------------------------------------------------------
Total Return                         N/A                   0.23%
------------------------------------------------------------------------
------------------------------------------------------------------------
Yield                               0.44%                   N/A
------------------------------------------------------------------------
------------------------------------------------------------------------
Tax-Equivalent Yield                0.76%                   N/A
------------------------------------------------------------------------

--------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------
U.S. Government Money            7-Day Period         1 Year         5 Years          10 Years
-------------------------
Market Fund
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Before Taxes                         N/A              0.69%           3.12%            4.18%
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
Yield                               0.64%              N/A             N/A              N/A
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
U.S. Government Money            7-Day Period         1 Year         5 Years          Start of
-------------------------                                                          Performance on
Market Fund                                                                          7/28/1995
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional II Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
Before Taxes                         N/A               0.62%          3.05%            3.96%
----------------------------------------------------------------------------------------------------
Yield                               0.57%               N/A            N/A              N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Tax-Free Money Market           7-Day Period          1 Year         5 Years           10 Years
Fund
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional I Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                         N/A               0.62%          2.05%              2.68%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                               0.69%               N/A            N/A                N/A
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                1.06%               N/A            N/A                N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Tax-Free Money Market            7-Day Period         1 Year         5 Years           Start of
                                                                                     erformance on
Fund                                                                                P  7/28/1995
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Institutional II Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
Before Taxes                         N/A               0.55%          1.98%              2.51%
----------------------------------------------------------------------------------------------------
Yield                               0.62%               N/A            N/A                N/A
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                0.95%               N/A            N/A                N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
U.S. Treasury Money              7-Day Period         1 Year         5 Years           Start of
-------------------------                                                            erformance on
Market Fund                                                                         P  6/8/1998
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Class S Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                         N/A               0.22%          2.54%              2.79%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                               0.20%               N/A            N/A                N/A
----------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------
U.S. Treasury Money              7-Day Period              Start of
-------------------------                               Performance on
Market Fund                                               8/18/2003
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Institutional I Shares:
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Before Taxes                          N/A                   0.33%
--------------------------------------------------------------------------
--------------------------------------------------------------------------
Yield                                0.49%                   N/A
--------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund             7-Day Period                Start of
                                                                     Performance on
                                                                       8/18/2003
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Institutional II Shares:
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Before Taxes                                     N/A                     0.28%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Yield                                           0.42%                     N/A
---------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------

TAX EQUIVALENCY TABLES
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free
Money Market Fund, New York Tax-Free Money Market Fund,  Pennsylvania  Tax-Free
Money Market Fund, New York Municipal Bond Fund, Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market
Fund for the 7-day  period  ended  April 30,  2004 was 0.76%  (Institutional  I
Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2004 was 6.44% (Institutional I Shares).
The tax-equivalent yield for the Pennsylvania Municipal Bond Fund for the 30-day period ended April 30, 2004 was 5.99% (Institutional I Shares).






Taxable Yield Equivalent for 2004 State of New York
Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal            14.000%     21.850%     31.850%     35.375%     40.375%     42.375%
& State
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                               $58,100    $117,250    $178,650    $319,100    $319,100
                   $14,300
Single Return:         $0 -     $7,151-    $29,051-    $70,351-   $146,751-       Over
                   $7,150      $29,050--   $70,350    $146,750    $319,100    $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.58%       0.64%       0.73%       0.77%       0,84%       0.87%
1.00%                1.16%       1.28%       1.47%       1.55%       1.68%       1.74%
1.50%                1.74%       1.92%       2.20%       2.32%       2.52%       2.60%
2.00%                2.33%       2.56%       2.93%       3.09%       3.35%       3.47%
2.50%                2.91%       3.20%       3.67%       3.87%       4.19%       4.34%
3.00%                3.49%       3.84%       4.40%       4.64%       5.03%       5.21%
3.50%                4.07%       4.48%       5.14%       5.42%       5.87%       6.07%
4.00%                4.65%       5.12%       5.87%       6.19%       6.71%       6.94%
4.50%                5.23%       5.76%       6.60%       6.96%       7.55%       7.81%
5.00%                5.81%       6.40%       7.34%       7.74%       8.39%       8.68%
5.50%                6.40%       7.04%       8.07%       8.51%       9.22%       9.54%
6.00%                6.98%       7.68%       8.80%       9.28%      10.06%      10.41%
6.50%                7.56%       8.32%       9.54%      10.06%      10.90%      11.28%
7.00%                8.14%       8.96%      10.27%      10.83%      11.74%      12.15%
7.50%                8.72%       9.60%      11.01%      11.61%      12.58%      13.02%
8.00%                9.30%      10.24%      11.74%      12.38%      13.42%      13.88%
8.50%                9.88%      10.88%      12.47%      13.15%      14.26%      14.75%
9.00%               10.47%      11.52%      13.21%      13.93%      15.09%      15.62%
---------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------------


Taxable Yield Equivalent for 2004 State of Pennsylvania
Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal            13.070%     18.070%     28.070%     31.070%     36.070%     38.070%
& State
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                               $58,100    $117,250    $178,650    $319,100    $319,100
                   $14,300
Single Return:         $0 -     $7,151-    $29,051-    $70,351-   $146,751-       Over
                   $7,150      $29,050--   $70,350    $146,750    $319,100    $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.58%       0.61%       0.70%       0.73%       0.78%       0.81%
1.00%                1.15%       1.22%       1.39%       1.45%       1.56%       1.61%
1.50%                1.73%       1.83%       2.09%       2.18%       2.35%       2.42%
2.00%                2.30%       2.44%       2.78%       2.90%       3.13%       3.23%
2.50%                2.88%       3.05%       3.48%       3.63%       3.91%       4.04%
3.00%                3.45%       3.66%       4.17%       4.35%       4.69%       4.84%
3.50%                4.03%       4.27%       4.87%       5.08%       5.47%       5.65%
4.00%                4.60%       4.88%       5.56%       5.80%       6.26%       6.46%
4.50%                5.18%       5.49%       6.26%       6.53%       7.04%       7.27%
5.00%                5.75%       6.10%       6.95%       7.25%       7.82%       8.07%
5.50%                6.33%       6.71%       7.65%       7.98%       8.60%       8.88%
6.00%                6.90%       7.32%       8.34%       8.70%       9.39%       9.69%
6.50%                7.48%       7.93%       9.04%       9.43%      10.17%      10.50%
7.00%                8.05%       8.54%       9.73%      10.16%      10.95%      11.30%
7.50%                8.63%       9.15%      10.43%      10.88%      11.73%      12.11%
8.00%                9.20%       9.76%      11.12%      11.61%      12.51%      12.92%
8.50%                9.78%      10.37%      11.82%      12.33%      13.30%      13.73%
9.00%               10.35%      10.98%      12.51%      13.06%      14.08%      14.53%
---------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
--------------------------------------------------------------------------------------------


Taxable Yield Equivalent for 2004 State of Maryland - Including Local Income Tax
Income Tax
Bracket:
Combined
Federal,            17.90%      22.90%      32.90%      35.90%      40.90%      42.90%
State and
County
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                   $14,300     $58,100    $117,250    $178,650    $319,100    $319,100
Single Return:          $0 -    $7,151 -   $29,051 -   $70,351 -  $146,751 -      Over
                    $7,150     $29,050     $70,350    $146,750    $319,100    $319,100
Tax-Exempt                             Taxable Yield equivalent
Yield
0.50%                0.61%       0.65%       0.75%       0.78%       0.85%       0.88%
1.00%                1.22%       1.30%       1.49%       1.56%       1.69%       1.75%
1.50%                1.83%       1.95%       2.24%       2.34%       2.54%       2.63%
2.00%                2.44%       2.59%       2.98%       3.12%       3.38%       3.50%
2.50%                3.05%       3.24%       3.73%       3.90%       4.23%       4.38%
3.00%                3.65%       3.89%       4.47%       4.68%       5.08%       5.25%
3.50%                4.26%       4.54%       5.22%       5.46%       5.92%       6.13%
4.00%                4.87%       5.19%       5.96%       6.24%       6.77%       7.01%
4.50%                5.48%       5.84%       6.71%       7.02%       7.61%       7.88%
5.00%                6.09%       6.49%       7.45%       7.80%       8.46%       8.76%
5.50%                6.70%       7.13%       8.20%       8.58%       9.31%       9.63%
6.00%                7.31%       7.78%       8.94%       9.36%      10.15%      10.51%
6.50%                7.92%       8.43%       9.69%      10.14%      11.00%      11.38%
7.00%                8.53%       9.08%      10.43%      10.92%      11.84%      12.26%
7.50%                9.14%       9.73%      11.18%      11.70%      12.69%      13.13%
8.00%                9.74%      10.38%      11.92%      12.48%      13.54%      14.01%
8.50%               10.35%      11.02%      12.67%      13.26%      14.38%      14.89%
9.00%               10.96%      11.67%      13.41%      14.04%      15.23%      15.76%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.15%.
--------------------------------------------------------------------------------------------


Taxable Yield Equivalent for 2004 Multistate Municipal Fund
Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Joint Return:           $0-    $14,001-    $56,801-   $114,651-   $174,701-       Over
                   $14,000     $56,800    $114,650    $174,700    $311,950    $311,950
Single Return:          $0-     $7,001-    $28,401-    $68,801-   $143,501-       Over
                    $7,000     $28,400     $68,800    $143,500    $311,950    $311,950
Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.56%       0.59%       0.67%       0.69%       0.75%       0.77%
1.00%                1.11%       1.18%       1.33%       1.39%       1.49%       1.54%
1.50%                1.67%       1.76%       2.00%       2.08%       2.24%       2.31%
2.00%                2.22%       2.35%       2.67%       2.78%       2.99%       3.08%
2.50%                2.78%       2.94%       3.33%       3.47%       3.73%       3.85%
3.00%                3.33%       3.53%       4.00%       4.17%       4.48%       4.62%
3.50%                3.89%       4.12%       4.67%       4.86%       5.22%       5.38%
4.00%                4.44%       4.71%       5.33%       5.56%       5.97%       6.15%
4.50%                5.00%       5.29%       6.00%       6.25%       6.72%       6.92%
5.00%                5.56%       5.88%       6.67%       6.94%       7.46%       7.69%
5.50%                6.11%       6.47%       7.33%       7.64%       8.21%       8.46%
6.00%                6.67%       7.06%       8.00%       8.33%       8.96%       9.23%
6.50%                7.22%       7.65%       8.67%       9.03%       9.70%      10.00%
7.00%                7.78%       8.24%       9.33%       9.72%      10.45%      10.77%
7.50%                8.33%       8.82%      10.00%      10.42%      11.19%      11.54%
8.00%                8.89%       9.41%      10.67%      11.11%      11.94%      12.31%
8.50%                9.44%      10.00%      11.33%      11.81%      12.69%      13.08%
9.00%               10.00%      10.59%      12.00%      12.50%      13.43%      13.85%
9.50%               10.56%      11.18%      12.67%      13.19%      14.18%      14.62%
10.00%              11.11%      11.76%      13.33%      13.89%      14.93%      15.38%
10.50%              11.67%      12.35%      14.00%      14.58%      15.67%      16.15%
11.00%              12.22%      12.94%      14.67%      15.28%      16.42%      16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
--------------------------------------------------------------------------------------------



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

|    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

| discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

| information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

| Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

| Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

| Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

| Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

| Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

| Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

| Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

| Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

| Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

| Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

|    Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF)
     is  an  unmanaged  index  reflecting   approximately   60%  of  the  market
     capitalization, by industry, in each of 26 emerging market countries.

| Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

| Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

| Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

| AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

| Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

| Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

| Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

| S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

| S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

| Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

| Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

|    Consumer Price Index is generally considered to be a measure of inflation.

| Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

| iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

| Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

| Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper,
Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.

FINANCIAL INFORMATION
==============================================================================

The Financial Statements for the Funds for the fiscal year ended April 30, 2004 are incorporated by reference to the Annual Report to Shareholders dated April 30, 2004.







INVESTMENT RATINGS
==============================================================================


Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings
S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Moody's

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper (CP) Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings
Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


VRDNs And TOBs Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Fitch RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


CP Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.


MTB GROUP OF FUNDS
==============================================================================

INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB U.S. Treasury Money Market Fund



INSTITUTIONAL I SHARES AND INSTITUTIONAL II SHARES

MTB Tax Free Money Market Fund

MTB Pennsylvania Tax Free Money Market Fund

MTB U.S. Government Money Market Fund



INSTITUTIONAL SHARES, INSTITUTIONAL I SHARES, INSTITUTIONAL II SHARES AND CLASS S SHARES

MTB Money Market Fund



INSTITUTIONAL SHARES

MTB Prime Money Market Fund



INSTITUTIONAL I SHARES

MTB New York Tax Free Money Market Fund

MTB Short Duration Government Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Short-Term Corporate Bond Fund

MTB Income Fund

MTB Intermediate-Term Bond Fund

MTB Balanced Fund

MTB Social Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund

MTB International Equity Fund





ADDRESSES
==============================================================================


Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202

Sub-Advisor to MTB Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Advisor to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Co-Administrator
M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171






Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

























                       STATEMENT OF ADDITIONAL INFORMATION

                       CLASS A, CLASS B AND CLASS C SHARES


                         MTB GROUP OF FUNDS


                 Statement of Additional Information

                           August 31, 2004
=====================================================================



           (Revised October 18, 2004 and December 8, 2004)


MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

+Only MTB Small Cap Growth Fund offers Class C Shares

=====================================================================
*Offer Class A Shares only


This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for the Funds dated August 31, 2004.

This SAI incorporates by reference the Funds' Annual and Semi-Annual Reports. Obtain the prospectus, Annual or Semi-Annual Report without charge by calling (800) 836-2211; in the Buffalo area call (716) 635-9368.


=============================================================================
CONTENTS
How Are the Funds Organized?                                        4
Securities In Which the Funds Invest                                4
Investment Risks                                                   17
Fundamental Investment Objectives and Policies                     21
Investment Limitations                                             22
Determining Market Value of Securities                             29
What Do Shares Cost?                                               30
How Are the Funds Sold?                                            30
Exchanging Securities For Shares                                   31
Subaccounting Services                                             31
Redemption in Kind                                                 32
Account and Share Information                                      32
Tax Information                                                    34
Who Manages and Provides Services to the Funds?                    37
Fees Paid by the Funds for Services                                62
How Do the Funds Measure Performance?                              67
Financial Information                                              90
Investment Ratings                                                 91
Addresses                                                  Back Cover
Cusip 55376V861         Cusip55376T643
Cusip 55376V804         Cusip55376T635
Cusip 55376V200         Cusip55376T106
Cusip 55376T460         Cusip55376T205
Cusip 55376T452         Cusip55376T403
Cusip 55376T338         Cusip55376T502
Cusip 55376T270         Cusip55376T684
Cusip 55376T247         Cusip55376T676
Cusip 55376T239         Cusip55376T700
Cusip 55376T213         Cusip55376T809
Cusip 55376T197         Cusip55376T726
Cusip 55376V507         Cusip55376T718
Cusip 55376V606         Cusip55376T767
Cusip 55376T361         Cusip55376T759
Cusip 55376T353         Cusip55376T395
Cusip 55376T312         Cusip55376T387
Cusip 55376T296         Cusip55376T494
Cusip 55376T569         Cusip55376T486
Cusip 55376T551         Cusip55376T536
Cusip 55376T833         Cusip55376T528
Cusip 55376T825         Cusip55376T130
Cusip 55376T874         Cusip55376T122
Cusip 55376T866         Cusip55376T171
Cusip 55376T627         Cusip55376T163
Cusip 55376T619         Cusip55376T155
Cusip 55376T593         Cusip55376T791
Cusip 55376T585         Cusip55376T783

28527 (12/04)                                         MTB-AR-005-1204




HOW ARE THE FUNDS ORGANIZED?
=====================================================================


Each Fund covered by this SAI is a diversified portfolio of MTB Group of Funds (the "Trust"), a Delaware statutory trust, except for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Tax-Free Money Market Fund and New York Tax-Free Money Market Fund, which are non-diversified portfolios of the Trust. On August 11, 2000, the Trust was organized to acquire all of the assets and liabilities of the VISION Group of Funds, Inc., a Maryland corporation (the "Corporation") that was originally incorporated under the laws of the State of Maryland on February 23, 1988, and registered as an open-end management investment company. On November 8, 2000, each portfolio of the
Corporation in existence at that time became a portfolio of the Trust. Accordingly, references in this SAI for periods prior to
November 8, 2000, relate to the Funds as portfolios of the Corporation, and substantially identical arrangements for the Corporation. The Trust changed its name from VISION Group of Funds to MTB Group of Funds on August 15, 2003. As noted in the prospectus, certain Funds were created as part of a reorganization of the ARK Funds on August 15 and 22, 2003. These Funds are accounting survivors of corresponding portfolios of ARK Funds, and therefore, information for the preceding periods reflect past performance of those corresponding portfolios of ARK Funds. The Trust may offer separate series of Shares representing interests in separate portfolios of securities. The Fund's investment advisor is MTB Investment Advisors, Inc. (MTBIA or Advisor), a subsidiary of Manufacturers and Traders Trust Company (M&T Bank). Three Variable Annuity Funds are offered in a separate prospectus and SAI.


=====================================================================
SECURITIES IN WHICH THE FUNDS INVEST

In pursuing its investment strategy, each Fund may invest in the following types of securities for any purpose that is consistent with the Fund's investment goal. Following is a table that indicates which types of securities are a:

P = Principal investment of a Fund;
A = Acceptable (but not principal) investment of a Fund; or N = Not an acceptable investment of a Fund.







































MONEY MARKET AND INCOME FUNDS
-------------------------------------------------------------------------------------------------------------------
                                  U.S.            U.S.       Tax Free     Money        New York       Pennsylvania
                                  Treasury     Government    Money        Market       Tax Free       Tax Free
                                  Money           Money      Market       Fund         Money          Money
                                  Market       Market Fund   Fund                      Market         Market
                                  Fund                                                 Fund           Fund
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Fixed Income Securities               P             P            P            P             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Treasury Securities                   P             P            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Agency Securities                     N             P            A            P             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities             N             A            A            P             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Commerical Paper                      N             A            A            P             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Demand Instruments                    N             A            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Taxable Municipal Securities          N             A            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Mortgage Backed Securities            N             N            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Asset Backed Securities               N             N            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities                N             N            A            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Bank Instruments                      N             A            A            A             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Credit Enhancement                    N             A            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Foreign Securities                    N             N            N            N             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities                 N             A            P            N             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
General Obligation Bonds              N             A            P            N             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Special Revenue Bonds                 N             A            P            N             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Tax Increment Financing Bonds         N             A            P            N             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Municipal Notes                       N             A            P            N             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Variable Rate Demand Instruments      A             A            P            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Municipal Leases                      N             N            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Derivative Contracts                  N             N            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Futures Contracts                     N             N            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Options                               N             N            N            N             N             N
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Special Transactions                  P             P            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Repurchase Agreements                 P             P            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Reverse Repurchase Agreements         A             A            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Delayed Delivery Transactions         A             A            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Securities Lending                    P             P            P            P             P             P
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Asset Coverage                        A             A            A            A             A             A
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Investing in Securities of Other      N             A            A            N             A             A
Investment Companies
-------------------------------------------------------------------------------------------------------------------





-----------------------------------------------------------------------------------------------------------------------
                          Short        Short-Term  U.S.        New York     Pennsylvania Maryland  Intermediate  Income
                          Duration     Corporate   Government  Municipal    Municipal    Municipal Bond          Fund
                          Government   Bond        Bond        Bond Fund    Bond Fund    Bond      Fund
                          Bond Fund    Fund        Fund                                  Fund
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Fixed Income Securities       P           P           P            P            P          P         P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Treasury Securities           P           P           P            A            A          A         P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Agency Securities             P           P           P            A            A          A         P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Corporate Debt Securities     A           P           A            A            A          A         P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Commercial Paper              A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Demand Instruments            A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Taxable Municipal             A           A           A            N            N          N         A           A
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Mortgage Backed               P           P           P            N            N          N         P           P
Securities
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asset Backed Securities       A           P           A            N            N          N         P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities        A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Bank Instruments              A           A           A            N            N          N         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Credit Enhancement            N           A           N            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Foreign Securities            N           A           N            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tax Exempt Securities         N           A           N            P            P          P         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
General Obligation Bonds      N           A           N            P            P          P         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special Revenue Bonds         N           A           N            P            P          P         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Tax Increment Financing       N           A           N            P            P          P         A           A
Bonds
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Municipal Notes               N           A           N            P            P          P         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Variable Rate Demand          A           P           A            P            P          P         P           P
Instruments
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Municipal Leases              A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Derivative Contracts          A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Futures Contracts             A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Options                       A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Special Transactions          A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements         A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Reverse Repurchase            A           A           A            A            A          A         A           A
Agreements
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Delayed Delivery              A           A           A            A            A          A         A           A
Transactions
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Securities Lending            P           P           P            P            P          P         P           P
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Asset Coverage                A           A           A            A            A          A         A           A
-----------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------
Investing in Securities       A           A           A            A            A          A         A           A
of Other Investment
Companies
-----------------------------------------------------------------------------------------------------------------------





MANAGED ALLOCATION FUNDS

As described in the prospectus, the Managed Allocation Funds seek to achieve their investment objectives by investing in a combination of underlying funds (the
"Underlying Funds") managed by the Adviser. The types of securities shown for the
Managed Allocation Funds in the table below represent the investments by the
Underlying Funds.
 -------------------------------------------------------------------------------------------------
                                             Managed            Managed           Managed
                                         Allocation Fund       Allocation        Allocation
                                          - Conservative         Fund -            Fund -
                                              Growth            Moderate         Aggressive
                                                                 Growth            Growth
 -------------------------------------------------------------------------------------------------
 Equity Securities                              P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Common Stocks                                  P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Preferred Stocks                               P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Real Estate Investment Trusts                  A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Warrants                                       A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Fixed Income Securities                        P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Treasury Securities                            P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Agency Securities                              P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Corporate Debt Securities                      P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Commercial Paper                               A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Demand Instruments                             A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Mortgage Backed Securities                     P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Asset Backed Securities                        P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Zero Coupon Securities                         P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Bank Instruments                               P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
    Credit Enhancement                          P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Convertible Securities                         A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Tax Exempt Securities                          A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Variable Rate Demand Instruments               A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Municipal Securities                           A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Municipal Notes                                A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Foreign Securities                             P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Depository Receipts                            P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Foreign Exchange Contracts                     P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Foreign Government Securities                  P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Derivative Contracts                           A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Futures Contracts                              A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Options                                        A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Special Transactions                           A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Repurchase Agreements                          A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Reverse Repurchase Agreements                  A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Delayed Delivery Transactions                  A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Securities Lending                             P                  P                 P
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Asset Coverage                                 A                  A                 A
 -------------------------------------------------------------------------------------------------
 -------------------------------------------------------------------------------------------------
 Investing in Securities of Other               A                  A                 A
 Investment Companies
 -------------------------------------------------------------------------------------------------




BALANCED FUND
-----------------------------------------------------------
Equity Securities                               P
-----------------------------------------------------------
-----------------------------------------------------------
Common Stocks                                   P
-----------------------------------------------------------
-----------------------------------------------------------
Preferred Stocks                                A
-----------------------------------------------------------
-----------------------------------------------------------
Interests in Other Limited Liability            A
Companies
-----------------------------------------------------------
-----------------------------------------------------------
Real Estate Investment Trusts                   A

-----------------------------------------------------------
-----------------------------------------------------------
Warrants                                        A
-----------------------------------------------------------
-----------------------------------------------------------
Fixed Income Securities                         P
-----------------------------------------------------------
-----------------------------------------------------------
Treasury Securities                             P
-----------------------------------------------------------
-----------------------------------------------------------
Agency Securities                               P
-----------------------------------------------------------
-----------------------------------------------------------
Corporate Debt Securities                       P
-----------------------------------------------------------
-----------------------------------------------------------
Commercial Paper                                A
-----------------------------------------------------------
-----------------------------------------------------------
Demand Instruments                              A
-----------------------------------------------------------
-----------------------------------------------------------
Mortgage Backed Securities                      A
-----------------------------------------------------------
-----------------------------------------------------------
Asset Backed Securities                         A
-----------------------------------------------------------
-----------------------------------------------------------
Zero Coupon Securities                          A
-----------------------------------------------------------
-----------------------------------------------------------
Bank Instruments                                A
-----------------------------------------------------------
-----------------------------------------------------------
Convertible Securities                          A
-----------------------------------------------------------
-----------------------------------------------------------
Foreign Securities                              A
-----------------------------------------------------------
-----------------------------------------------------------
Derivative Contracts                            A
-----------------------------------------------------------
-----------------------------------------------------------
Futures Contracts                               A
-----------------------------------------------------------
-----------------------------------------------------------
Options                                         A
-----------------------------------------------------------
-----------------------------------------------------------
Special Transactions                            A
-----------------------------------------------------------
-----------------------------------------------------------
Repurchase Agreements                           A
-----------------------------------------------------------
-----------------------------------------------------------
Reverse Repurchase Agreements                   A
-----------------------------------------------------------
-----------------------------------------------------------
Delayed Delivery Transactions                   A
-----------------------------------------------------------
-----------------------------------------------------------
Securities Lending                              P
-----------------------------------------------------------
-----------------------------------------------------------
Asset Coverage                                  A
-----------------------------------------------------------
-----------------------------------------------------------
Investing in Securities of Other                A
Investment Companies
-----------------------------------------------------------







EQUITY FUNDS
-------------------------------------------------------------------------------------------------------------------------
                          Equity   Large     Equity   Large    Large   Multi    Mid Cap  Mid     Small  Small    International
                          Income   Cap       Index    Cap      Cap     Cap      Stock    Cap     Cap    Cap      Equity
                          Fund     Value     Fund     Stock    Growth  Growth   Fund     Growth  Stock  Growth   Fund
                                   Fund               Fund     Fund    Fund              Fund    Fund   Fund
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Equity Securities            P         P        P        P        P       P        P        P      P       P        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Common Stocks                P         P        P        P        P       P        P        P      P       P        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Preferred Stocks             P         P        P        P        P       P        P        P      P       P        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Interests in Other           A         A        A        A        A       A        A        A      A       A        A
Limited Liability
Companies
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Real Estate Investment       A         A        A        A        A       A        A        A      A       A        N
Trusts
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Warrants                     A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Fixed Income Securities      P         P        P        P        P       P        P        P      P       P        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Treasury Securities          A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Agency Securities            A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Corporate Debt               A         A        A        A        A       A        A        A      A       A        A
Securities
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Commerical Paper             A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Demand Instruments           A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Mortgage Backed              A         A        A        A        A       A        A        A      A       A        A
Securities
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Asset Backed Securities      A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Zero Coupon Securities       A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Bank Instruments             A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Convertible Securities       A         A        A        A        A       A        A        A      A       A        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Foreign Securities           A         A        A        A        A       A        A        A      A       A        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Derivative Contracts         A         A        A        A        A       A        A        A      A       A        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Futures Contracts            A         A        A        A        A       A        A        A      A       A        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Options                      A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Special Transactions         A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements        A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Reverse Repurchase           A         A        A        A        A       A        A        A      A       A        A
Agreements
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Delayed Delivery             A         A        A        A        A       A        A        A      A       A        A
Transactions
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Securities Lending           P         P        P        P        P       P        P        P      P       P        P
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Asset Coverage               A         A        A        A        A       A        A        A      A       A        A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
Investing in Securities      A         A        A        A        A       A        A        A      A       A        A
of Other Investment
Companies
-------------------------------------------------------------------------------------------------------------------------


SECURITIES DESCRIPTIONS AND TECHNIQUES
Following are descriptions of securities and techniques that each Fund may or may not pursue, as noted in the preceding table.







Equity Securities
Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. A Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the types of equity securities in which a Fund invests.

   Common Stocks
   Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

   Preferred Stocks
   Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may also treat such redeemable preferred stock as a fixed income security.


   Interests in Other Limited Liability Companies
   Entities  such  as  limited  partnerships,   limited  liability  companies,
   business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

   Real Estate Investment Trusts (REITs)
   REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

   Warrants
   Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities
Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the types of fixed income securities in which a Fund may invest.

   Treasury Securities
   Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

   Agency Securities
   Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (GSE) acting under federal authority. Some GSE securities are supported by the full faith and credit of the United States. These include the Government National Mortgage Association, Small Business Administration, Farm Credit System Financial Assistance Corporation, Farmer's Home Administration, Federal Financing Bank, General Services Administration, Department of Housing and Urban Development, Export-Import Bank, Overseas Private Investment Corporation, and Washington Metropolitan Area Transit Authority Bonds.

    Other GSE securities receive support through federal subsidies, loans or other benefits. For example, the U.S. Treasury is authorized to purchase specified amounts of securities issued by (or otherwise make funds available to) the Federal Home Loan Bank System, Federal Home Loan Mortgage Corporation, Federal National Mortgage Association, Student Loan Marketing Association, and Tennessee Valley Authority in support of such obligations.

   A few GSE securities have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. These include the Farm Credit System, Financing Corporation, and Resolution Funding Corporation.

   Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

   A Fund treats mortgage-backed securities guaranteed by a GSE as if issued or guaranteed by a federal agency. Although such a guarantee protects against credit risks, it does not reduce market and prepayment risks.



   Corporate Debt Securities
   Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

   In addition, the credit risk of an issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

   Commercial Paper
   Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default. The short maturity of commercial paper reduces both the market and credit risks as compared to other debt securities of the same issuer.

   Demand Instruments
   Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Fund treats demand instruments as short-term securities, even though their stated maturity may extend beyond one year.

   Taxable Municipal Securities
   Municipal  securities  are  issued by  states,  counties,  cities and other
   political   subdivisions   and   authorities.   Although   many   municipal
   securities are exempt from federal income tax, a Fund may invest in taxable municipal securities.

   Mortgage Backed Securities
   Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

   Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month.
   Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

      Collateralized Mortgage Obligations (CMOs)
      CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class.



         Sequential CMOs
         In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

         PACs, TACs and Companion Classes
         More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

         IOs and POs
         CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or
         POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

         Floaters and Inverse Floaters
         Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

         Z Classes and Residual Classes
         CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual (Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

    The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

Asset Backed Securities
Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes, or pass through certificates. Asset backed securities have prepayment risks. Like CMOs, asset backed securities may be structured like Floaters, Inverse Floaters, IOs and POs.



Zero Coupon Securities
Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

Bank Instruments
Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S. branches of U.S. or foreign banks.

Credit Enhancement
Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Convertible Securities
Convertible securities are fixed income securities that a Fund has the option to exchange for equity securities at a specified conversion price. The option allows the Fund to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, the Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Fund to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment. The Equity Funds may invest in commercial paper rated below investment grade. See "Risks Associated with Non-investment Grade Securities" herein.

The Funds treat convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

Tax Exempt Securities
Tax exempt securities are fixed income securities that pay interest that is not subject to regular federal income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.

   General Obligation Bonds
   General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

   Special Revenue Bonds
   Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls, or fees.
   Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

      Private Activity Bonds
      Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

      The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). A Fund may invest in bonds subject to AMT.

   Tax Increment Financing Bonds
   Tax increment financing (TIF) bonds are payable from increases in taxes or other revenues attributable to projects financed by the bonds. For example, a municipality may issue TIF bonds to redevelop a commercial area. The TIF bonds would be payable solely from any increase in sales taxes collected from merchants in the area. The bonds could default if merchants' sales, and related tax collections, failed to increase as anticipated.

   Municipal Notes
   Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.

   Variable Rate Demand Instruments
   Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond thirteen months.

   Municipal Leases
   Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

   A Fund may invest in securities supported by pools of municipal leases. The most common type of lease backed securities are certificates of participation (COPs). However, a Fund may also invest directly in individual leases.
Foreign Securities
Foreign  securities  are  securities  of  issuers  based  outside  the  United
States. The Funds consider an issuer to be based outside the United States if:

| it is organized under the laws of, or has a principal office located in, another country;

|    the principal trading market for its securities is in another country; or

| it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing. Trading in certain foreign markets is also subject to liquidity risks.

   Depositary Receipts
   Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions.

   Foreign Government Securities
   Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

   Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.



Derivative Contracts
Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

For example, the Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent the Fund from closing out a position. If this happens, the Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm the Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between the Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

Depending upon how the Fund uses derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and currency risks, and may also expose the Fund to liquidity and leverage risks. OTC contracts also expose the Fund to credit risks in the event that a counterparty defaults on the contract.

The Funds (other than the Money Market Funds) may trade in the following types of derivative contracts.

   Futures Contracts
   Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures contracts are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

   The Funds may buy/sell financial futures contracts. Mid Cap Stock Fund and Large Cap Value Fund may also buy/sell stock index futures contracts.

   Options
   Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

   The Funds may:

| Buy call options on portfolio securities in anticipation of an increase in the value of the underlying asset;

| Buy put options on portfolio securities in anticipation of a decrease in the value of the underlying asset.

   Each Fund may also write call options on all or any portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by the Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received.

   Each Fund may also write put options on all or a portion of its portfolio securities and on financial or stock index futures contracts (as permitted) to generate income from premiums, and in anticipation of an increase or only limited decrease in the value of the underlying asset. In writing puts, there is a risk that the Fund may be required to take delivery of the underlying asset when its current market price is lower than the exercise price.

   When the Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

Investment Ratings for Money Market Funds
A nationally recognized rating service's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1, or SP-2 by Standard & Poor's Ratings Group ("S&P"), MIG-1 or MIG-2 by Moody's Investors Service, Inc. ("Moody's"), or F-1+, F-1, or F-2 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in one of the two highest short-term rating categories. The Money Market Funds will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in one of the two highest short-term rating categories; currently, such securities must be rated by two rating services in one of their two highest rating categories. See "Regulatory Compliance."

If a security is downgraded below the minimum quality grade discussed in the Fund's investment strategy, the Adviser or Subadviser will re-evaluate the security, but will not be required to sell it.

Special Transactions

   Repurchase Agreements
   Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

   The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

   Repurchase agreements are subject to credit risks.

   Reverse Repurchase Agreements
   Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

   Delayed Delivery Transactions
   Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

      To Be Announced Securities (TBAs)
      As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase interest rate risks because the underlying mortgages may be less favorable than anticipated by the Fund.

   Securities Lending
   The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

   The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

   Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

   Securities lending activities are subject to interest rate risks and credit risks.

   Asset Coverage
   In order to secure its obligations in connection with derivatives contracts or special transactions, a Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

Investing in Securities of Other Investment Companies
The Funds may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing any uninvested cash. See



"Investment Risks - Fund Expenses" on page 20 of this SAI and "Investment Limitations - Investing in Other Investment Companies" on page 24 of this SAI.



The Funds may also invest in exchange-traded funds (ETFs) in order to implement its investment strategies. The shares of ETFs are listed and traded on stock exchanges at market prices. The Funds may invest in ETFs in order to achieve exposure to a specific region, country or market sector, or for other reasons consistent with its investment strategy. As with traditional mutual funds, ETFs charge asset-based fees, although these fees tend to be relatively low. ETFs do not charge initial sales charges or redemption fees and investors pay only customary brokerage fees to buy and sell ETF shares.


INVESTMENT RISKS
==============================================================================

There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Stock Market Risks
The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, the Fund's share price may decline.

The Adviser attempts to manage market risk by limiting the amount the Fund invests in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market.

Sector Risks
Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, a Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.



Liquidity Risks
Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Trading opportunities are more limited for fixed income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held.

Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.

Liquidity risk also refers to the possibility that the Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

OTC  derivative   contracts   generally  carry  greater  liquidity  risk  than
exchange-traded contracts.

Risks Related to Investing for Growth
Due to their relatively high valuations, growth stocks are typically more volatile than value stocks. For instance, the price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. Further, growth stocks may not pay dividends or may pay lower dividends than value stocks. This means they depend more on price changes for returns and may be more adversely affected in a down market compared to value stocks that pay higher dividends.

Risks Related to Investing for Value
Due to their relatively low valuations, value stocks are typically less volatile than growth stocks. For instance, the price of a value stock may experience a smaller increase on a forecast of higher earnings, a positive fundamental development, or positive market development. Further, value stocks tend to have higher dividends than growth stocks. This means they depend less on price changes for returns and may lag behind growth stocks in an up market.

Risks Related to Company Size
Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. For example, medium capitalization stocks may be less liquid and more volatile than stocks of larger, well-known companies. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks
Exchange rates for currencies fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

The Adviser attempts to manage currency risk by limiting the amount the Fund invests in securities denominated in a particular currency. However, diversification will not protect the Fund against a general increase in the value of the U.S. dollar relative to other currencies.

Euro Risks
The Euro is the new single currency of the European Monetary Union (EMU). With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

Risks of Foreign Investing
Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Foreign companies may not provide information (including financial statements) as frequently or to as great an extent as companies in the United States. Foreign companies may also receive less coverage than United States companies by market analysts and the financial press. In addition, foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies. These factors may prevent the Fund and its Adviser from obtaining information concerning foreign companies that is as frequent, extensive and reliable as the information available concerning companies in the United States.

Foreign countries may have restrictions on foreign ownership of securities or may impose exchange controls, capital flow restrictions or repatriation restrictions which could adversely affect the liquidity of a Fund's investments.

To the extent a Fund invests in foreign securities, its share price may be more affected by foreign economic and political conditions, taxation policies, and accounting and auditing standards than would otherwise be the case.

Leverage Risks
Leverage risk is created when an investment exposes the Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

Interest Rate Risks
Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Credit Risks
Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Call Risks
Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security's price.

If a fixed income security is called, the Fund may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

Prepayment Risks
Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates. Other economic factors can also lead to increases or decreases in prepayments. Increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. These factors, particularly the relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than many other types of fixed income securities with comparable credit risks.

Mortgage backed securities generally compensate for greater prepayment risk by paying a higher yield. The difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security is perceived to have an increased prepayment risk or perceived to have less market demand. An increase in the spread will cause the price of the security to decline.

The Fund may have to reinvest the proceeds of mortgage prepayments in other fixed income securities with lower interest rates, higher prepayment risks, or other less favorable characteristics.



Risks Associated with Noninvestment Grade Securities
The securities in which the Funds may invest may be rated below investment grade. Securities rated below investment grade may be subject to the same risks as those inherent in corporate debt obligations that are rated below investment grade, also known as junk bonds. Junk bonds generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

Risks Associated with Complex CMOs
CMOs with complex or highly variable prepayment terms, such as companion classes, IOs, POs, Inverse Floaters and residuals, generally entail greater market, prepayment and liquidity risks than other mortgage backed securities. For example, their prices are more volatile and their trading market may be more limited.

Tax Risks
In order to be tax-exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Tracking Error Risk

Factors such as Fund expenses, imperfect correlation between the Fund's investments and those of its benchmarks, rounding of share prices, changes to the benchmark, regulatory policies, and leverage, may affect its ability to achieve perfect correlation. The magnitude of any tracking error may be affected by a higher portfolio turnover rate. Because an index is just a composite of the prices of the securities it represents rather than an actual portfolio of those securities, an index will have no expenses. As a result, the Funds, which will have expenses such as custody, management fees and other operational costs, and brokerage expenses, may not achieve its investment objective of accurately correlating to an index.

Lower-Quality Municipal Securities

The Maryland Municipal Bond Fund and Pennsylvania Municipal Bond Fund may invest a portion of their assets in lower-quality municipal securities as described in the prospectus. While the markets for Maryland and Pennsylvania municipal securities are considered to be adequate, adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Funds to value their portfolio securities, and their ability to dispose of lower-quality bonds. The outside pricing services are monitored by the Advisor to determine whether the services are furnishing prices that accurately reflect fair value. The impact of changing investor perceptions may be especially pronounced in markets where municipal securities are thinly traded.


The Funds may choose, at its expense or in conjunction with others, to pursue litigation or otherwise exercise its rights as a security holder to seek to protect the interest of security holders if it determines this to be in the best interest of the Funds' shareholders.

Fund Expenses - Managed Allocation Funds

Mutual fund portfolios bear charges for advisory fees and operational expenses. The Managed Allocation Funds and the Underlying Funds in which they invest each bear these expenses, so investors in the Managed Allocation Funds may bear higher expenses than a fund that invests directly in equity, fixed income or money market securities.

Exchange-Traded Funds

An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and the Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF's shares may trade above or below their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or (iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.


==============================================================================

FUNDAMENTAL INVESTMENT OBJECTIVES AND POLICIES

The International Equity Fund's investment objective is to seek long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

The Small Cap Growth Fund's investment objective is long-term capital appreciation.

The Small Cap Stock Fund's investment objective is to seek growth of capital.

The  Mid  Cap  Growth  Fund's   investment   objective  is  long-term  capital
appreciation.

The Mid Cap Stock Fund's investment objective is to provide total return.

The Multi Cap Growth Fund's investment objective is long-term capital appreciation.

The Large Cap Growth Fund's investment objective is to provide capital appreciation.

The Large Cap Stock Fund's investment objective is growth of principal.

The Equity Index Fund's investment objective is investment results that correspond to the performance of the Standard & Poor's 500 Index (S&P 500).

The Large Cap Value Fund's investment objective is to provide income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Equity Income Fund's investment objective is current income and growth of capital.

The Balanced Fund's investment objective is to provide total return.

The Managed Allocation Fund - Aggressive Growth's investment objective is to seek capital appreciation.

The Managed Allocation Fund - Moderate Growth's investment objective is to seek capital growth and, secondarily, income.

The Managed Allocation Fund - Conservative Growth's investment objective is to seek capital appreciation and income.

The Intermediate Term Bond Fund's investment objective is current income.

The Income Fund's investment objective is primarily current income and secondarily capital growth.

The Short-Term Corporate Bond Fund's investment objective is current income.

The Maryland Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Maryland state and local income taxes.

Under normal circumstances, the Maryland Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and income taxes imposed by the State of Maryland.

The Pennsylvania Municipal Bond Fund's investment objective is current income exempt from federal regular income tax and Pennsylvania personal income taxes.

Under normal circumstances, the Pennsylvania Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the Commonwealth of Pennsylvania.

The New York Municipal Bond Fund's investment objective is to provide current income which is exempt from Federal regular income tax and the personal income taxes imposed by the State of New York and New York municipalities and is consistent with preservation of capital.

Under normal circumstances, the New York Municipal Bond Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal regular income tax and personal income taxes imposed by the state of New York and New York municipalities.

The U.S. Government Bond Fund's investment objective is to provide current income. Capital appreciation is a secondary, non-fundamental investment consideration.

The Short Duration Government Bond Fund's investment objective is to seek current income, with preservation of capital as a secondary objective.

The Pennsylvania Tax Free Money Market Fund's investment objective is maximizing current income exempt from federal and Pennsylvania personal income taxes and providing liquidity and security of principal.

Under normal circumstances, Pennsylvania Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and Pennsylvania personal income tax.

The New York Tax Free Money Market Fund's investment objective is to seek a high level of current interest income that is exempt from federal regular income tax as is consistent with liquidity and relative stability of principal.

Under normal circumstances, New York Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax and New York state income tax.

The Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

The Tax-Free Money Market Fund's investment objective is maximizing current income exempt from federal income tax and providing liquidity and security of principal.

Under normal circumstances, Tax Free Money Market Fund will invest its assets so that at least 80% of the income it distributes will be exempt from federal income tax, including the federal alternative minimum tax.

The U.S. Government Money Market Fund's investment objective is to seek maximum current income and provide liquidity and security of principal.

The U.S. Treasury Money Market Fund's investment objective is to seek current income with liquidity and stability of principal.

Unless otherwise stated above, all of the investment objectives and policies listed above are fundamental. The investment objectives and policies may not be changed by the Funds' Trustees without shareholder approval.

Each of the following Funds have adopted a non-fundamental investment policy to invest at least 80% of its net assets, plus borrowings for investment
purposes,   in  a  manner   consistent  with  Rule  35d-1  of  the  1940  Act:
International Equity Fund, Small Cap Growth Fund, Small Cap Stock Fund, Mid Cap Growth Fund, Mid Cap Stock Fund, Multi Cap Growth Fund, Large Cap Growth Fund, Large Cap Stock Fund, Equity Index Fund, Large Cap Value Fund, Equity Income Fund, Intermediate-Term Bond Fund, Short-Term Corporate Bond Fund, U.S. Government Bond Fund, Short Duration Government Bond Fund, Money Market Fund, U.S. Government Money Market Fund and U.S. Treasury Money Market Fund. Each such Fund will provide its shareholders with at least 60 days prior notice of any changes to such policy as required by Rule 35d-1.


==============================================================================

INVESTMENT LIMITATIONS - U.S. treasury money market fund, money market fund, new york tax-free money market fund, U.S. government BOND fund, new york municipal BOND fund, large cap value fund, large cap growth fund and mid cap stock fund

The Large Cap Growth Fund may, in the future, seek to achieve the Fund's investment objective by investing all of the Fund's assets in a no-load, open-end management investment company having substantially the same investment objectives as the Fund. The Fund's investment policy permits such an investment. Shareholders will receive prior written notice with respect to any such investment.

Issuing Senior Securities and Borrowing Money
Each Fund may borrow money, directly or indirectly, and issue senior securities, to the maximum extent permitted under the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof.

Underwriting
The Funds may not underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of their portfolio securities, under circumstances where the Funds may be considered to be an underwriter under the Securities Act of 1933.

Investing in Real Estate
The Funds may not purchase or sell real estate, provided that this restriction does not prevent the Funds from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Funds may exercise their rights under agreements relating to such securities, including the right to enforce security interests and hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Lending Cash or Securities
The Funds may not make loans, provided that this restriction does not prevent the Funds from purchasing debt obligations, entering into repurchase agreements, lending their assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Investing in Commodities
The Funds may not purchase or sell physical commodities, provided that the Funds may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Concentration of Investments
The Funds will not make investments that will result in the concentration of their investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities will not be deemed to constitute an industry.


Diversification - all Funds except New York Municipal Bond Fund
With respect to securities comprising 75% of the value of its total assets, the Funds will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Funds would own more than 10% of the outstanding voting securities of that issuer.

Investing in Exempt-Interest Obligations
The New York Tax-Free Money Market Fund will not invest less than 80% of its net assets in securities the interest on which is exempt from federal income tax, including AMT obligations.

The above limitations cannot be changed unless authorized by the Board of Trustees (Board) and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

Buying on Margin
     U.S Treasury Money Market Fund, Money Market Fund and New York Tax Free Money Market Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities.

     New York Municipal Bond Fund, U.S. Government Bond Fund, Large Cap Value Fund, and Large Cap Growth Fund: The Funds will not purchase securities on margin, provided that the Funds may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Funds may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

     Mid-Cap Stock Fund: The Fund will not purchase on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Issuing Senior Securities and Borrowing Money
As an operating (non-fundamental) policy, the New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Investing in Restricted and Illiquid Securities
The Funds may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid.

The U.S. Government Bond Fund, New York Municipal Bond Fund and Large Cap Value Fund will not invest more than 15% of the value of their respective net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits and repurchase agreements providing for settlement in more than seven days after notice.

The Mid Cap Stock Fund and Large Cap Growth Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

Each Money Market Fund will not invest more than 10% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, and restricted securities that have not been determined to be liquid under criteria established by the Trust's Trustees.

Dealing in Puts and Calls
The New York Tax-Free Money Market Fund will not write or purchase put or call options.

Purchasing Securities to Exercise Control
The New York Tax-Free Money Market Fund will not invest in any issuer for purposes of exercising control or management.

Borrowing Money
The New York Tax-Free Money Market Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio assets is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. The New York Tax-Free Money Market Fund does not anticipate entering into reverse repurchase agreements in excess of 5% of its net assets.

Pledging Assets

The Funds will not mortgage, pledge, or hypothecate any of their assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Other Investment Companies
The Funds may invest their assets in securities of other investment companies as an efficient means of carrying out their investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Funds in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Funds expect that its investments in other investment companies may include shares of money market funds, including funds affiliated with the Funds' investment adviser.

In applying the Funds' concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Funds will not exclude foreign bank instruments from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Funds' total assets in any one industry will constitute "concentration."

Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. Except for the Large Cap Growth Fund, none of the Funds has any present intent to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

investment limitations - all other funds
==============================================================================

The following investment restrictions may be changed only by a vote of the majority of the outstanding Shares of a Fund.

All Funds except Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund), its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

2. Purchase any securities which would cause more than 25% of the Fund's total assets at the time of purchase to be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by obligations of the U.S. Government, its agencies or instrumentalities (and "regulated investment companies" as defined in the Code for each Fund except Small Cap Stock Fund and Short Duration Government Bond Fund); (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents; (c) with respect to all Funds except the three Managed Allocation Funds and Small Cap Stock Fund, utilities will be divided according to their services (for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry); and (d) with respect to all Funds except the three Managed Allocation Funds, the International Equity Fund and the Short Duration Government Bond Fund, technology companies will be divided according to their services (for example, medical devices, biotechnology, semi-conductor, software and communications will each be considered a separate industry).

The Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund will not:

1. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if at the end of each fiscal quarter, (a) more than 5% of the Fund's total assets (taken at current value) would be invested in such issuer (except that up to 50% of the Fund's total assets may be invested without regard to such 5% limitation), and
(b) more than 25% of its total assets (taken at current value) would be invested in securities of a single issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. For purposes of this limitation, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user.

2. Make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. For purposes of this restriction, the term concentration has the meaning set forth in the 1940 Act, any rule or order thereunder, or any SEC staff interpretation thereof. Government securities and municipal securities, except industrial development bonds, will not be deemed to constitute an industry.

In addition, all Funds will not:

1.Borrow money or issue senior securities except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money or issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder. (The 1940 Act currently permits each Fund to borrow up to one-third the value of its total assets at the time of such borrowing.)

2. Make loans, except that the Fund may purchase or hold debt instruments and lend portfolio securities in accordance with its investment objective and policies, make time deposits with financial institutions and enter into repurchase agreements.

3. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities, except as may be necessary to make margin payments in connection with derivative securities transactions, and except to the extent disclosed in the current prospectus or statement of additional information of such Fund;

4. Underwrite the securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter under certain securities laws in the disposition of "restricted securities";

5. Purchase or sell real estate (although investments in marketable securities of companies engaged in such activities and securities secured by real estate or interests therein are not prohibited by this restriction); and

6. Purchase or sell commodities or commodities contracts, except to the extent disclosed in the current prospectus or statement of additional information of such Fund.

The following investment restrictions may be changed without the vote of a majority of the outstanding Shares of the Funds. Each Fund may not:

1. Purchase or otherwise acquire any security if, as a result, more than 15% (10% in the case of New York Tax-Free Money Market Fund, U.S. Treasury Money Market Fund, Pennsylvania Tax-Free Money Market Fund, U.S. Government Money Market Fund and Tax-Free Money Market Fund -- collectively, the "Money Market Funds") of its net assets would be invested in securities that are illiquid.

2. Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization, and (b) to the extent permitted by the 1940 Act, or pursuant to any exemptions therefrom.

3. Mortgage or hypothecate the Fund's assets in excess of one-third of such Fund's total assets.

4. The Small Cap Stock Fund, the International Equity Fund and the Money Market Funds may not engage in any short sales. Each Fund other than the Small Cap Fund, the International Equity Fund and the Managed Allocation Funds may not engage in short sales of any securities at any time if, immediately after and as a result of the short sale, the market value of securities sold short by such Fund would exceed 25% of the value of that Fund's total assets.

In applying the concentration restriction for Pennsylvania Municipal Bond Fund, Maryland Municipal Bond Fund and New York Municipal Bond Fund, investments in certain industrial development bonds funded by activities in a single industry will be deemed to constitute investment in an industry. In addition, (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.

If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in asset value will not constitute a violation of such restriction or requirement. However, should a change in net asset value (NAV) or other external events cause a Fund's investments in illiquid securities to exceed the limit set forth in this Statement of Additional Information for its investment in illiquid securities, such Fund will act to cause the aggregate amount of such securities to come within such limit as soon as reasonably practicable. In such an event, however, no Fund would be required to liquidate any portfolio securities where such Fund would suffer a loss on the sale of such securities.

The Underlying Funds in which the Managed Allocation Funds may invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby allowing a Managed Allocation Fund to participate in certain investment strategies indirectly that may be prohibited under the fundamental and non-fundamental investment restrictions and policies listed above. In addition, because the Managed Allocation Funds rely on Section 12(d)(1)(G) of the 1940 Act to invest in the Underlying Funds, each of the Underlying Funds are not permitted to acquire securities of certain other investment companies in reliance upon the provisions of Sections 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

REGULATORY COMPLIANCE
The Money Market Funds may follow non-fundamental operational policies that are more restrictive than their fundamental investment limitations, as set forth in the prospectus and this statement of additional information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Money Market Funds will comply with the various requirements of Rule 2a-7 (the
Rule), which regulates money market mutual funds. The Money Market Funds will determine the effective maturity of their investments according to the Rule. The Money Market Funds may change these operational policies to reflect changes in the laws and regulations without the approval of their shareholders.


PORTFOLIO TURNOVER
The portfolio turnover rate for each Fund is calculated by dividing the lesser of a Fund's purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The Securities and Exchange Commission (SEC) requires that the calculation exclude all securities whose remaining maturities at the time of acquisition were one year or less.

The portfolio turnover rate for a Fund may vary greatly from year to year, and may also be affected by cash management requirements for share redemptions. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to a Fund and may result in tax consequences to shareholders. Portfolio turnover will not be a limiting factor in making investment decisions.


For the fiscal years ended April 30, 2004 and 2003, the portfolio turnover rates for each of the following Funds were as follows:

Fund                                                  2004      2003
----                                                  ----      ----

International Equity Fund                              53%        42%
Small Cap Growth Fund+                                 256%       246%
Small Cap Stock Fund                                   55%        68%
Mid Cap Growth Fund*+                                  99%        238%
Mid Cap Stock Fund                                     99%        80%
Multi Cap Growth Fund+                                 186%       194%
Large Cap Growth Fund                                  68%        37%
Large Cap Stock Fund*                                  84%        36%
Equity Index Fund                                      76%        87%
Large Cap Value Fund                                   27%        32%
Equity Income Fund                                     30%        28%
Balanced Fund                                          66%        84%
Managed Allocation Fund - Aggressive Growth            5%         11%
Managed Allocation Fund - Moderate Growth              15%        10%
Managed Allocation Fund - Conservative Growth          14%        11%
Intermediate-Term Bond Fund*+                          154%       259%
Income Fund*+                                          177%       276 %
Short-Term Corporate Bond Fund*+                       99%        170%
Maryland Municipal Bond Fund                           17%        18%
Pennsylvania Municipal Bond Fund                       11%        12%
New York Municipal Bond Fund                           40%        50%
Short Duration Government Bond Fund**+                 125%       96%
U.S. Government Bond Fund                              64%        68%

+ These Funds have higher portfolio turnover rates and therefore may incur higher brokerage and transaction expenses, which may adversely impact performance.

*The variation in each Fund's portfolio turnover rate from 2004 to 2003 was due to the Funds' investment policies which by nature are conducive to either higher or lower portfolio turnover when appropriate under market conditions.

**The portfolio turnover rate for the Short Duration Government Bond Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of Shares. High portfolio turnover rates will generally result in higher transaction costs, including brokerage commissions, to the Short Duration Government Bond Fund and may result in additional tax consequences to the Fund's shareholders.


========================================================================



DETERMINING MARKET VALUE OF SECURITIES

MONEY MARKET FUNDS
The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the NAV is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on Shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

A Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule promulgated by the SEC under the 1940 Act. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the NAV per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the NAV per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.

INCOME, BALANCED AND EQUITY FUNDS
Market values of the Income, Balanced and Equity Funds' portfolio securities are determined as follows:

| for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

| in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

| futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;

| for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and

| for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board.



Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Trading in Foreign Securities
Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its NAV, the Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the foreign exchange rate in effect at 4:00 p.m. Eastern time, on the day the value of the foreign security is determined. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?
========================================================================

Each Equity, Balanced, Managed Allocation and Income Fund's NAV per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?
========================================================================

Under  the  Distributor's   Contract  with  the  Fund,  the  Distributor
(Edgewood Services, Inc.) offers Shares on a continuous, best-efforts basis.

FRONT-END SALES CHARGE REALLOWANCES
The Distributor receives a front-end sales charge on certain Share sales. The Distributor generally pays up to 90% (and as much as 100%) of this charge to investment professionals for sales and/or administrative services. Any payments to investment professionals in excess of 90% of the front-end sales charge are considered supplemental payments. The Distributor retains any portion not paid to an investment professional, and makes this available for marketing and sales-related activities and expenses, including those of the Advisor and its affiliates.


ADVANCE COMMISSIONS
When an investment professional's customer purchases Shares, the investment professional may receive an advance commission as follows:


Class A Shares (for purchases over $1 million)

Stock, Balanced and Managed Allocation Funds (except for Equity Index Fund, Mid Cap Stock Fund and Small Cap Stock Fund)
                                        Advance Commission
                                        as a Percentage of
       Purchase Amount                Public Offering Price
  $1 million - $2,999,999.99                  1.00%
$3 million up to $4,999,999.99                0.50%
       Over $5 million                        0.25%

----------------------------------------------------------------------------

Bond Funds

                                        Advance Commission
                                        as a Percentage of
       Purchase Amount                Public Offering Price
  $1 million - $2,999,999.99                  0.75%
$3 million up to $4,999,999.99                0.50%
       Over $5 million                        0.25%

---------------------------------------------------------------------------

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A Share purchases under this program may be made by Letter of Intent or by combining concurrent purchases. The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

RULE 12B-1 PLANS
As compensation type plans, the Rule 12b-1 Plans are designed to pay the Distributor (who may then pay investment professionals such as banks (including M&T Bank and its affiliates), broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased as well as for administrative and recordkeeping services. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Funds may compensate the Distributor more or less than its actual marketing, recordkeeping and administrative expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some  classes of Shares,  the maximum  Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related, recordkeeping and administrative expenses the
Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.



Class C Shares

In most cases, investment professionals that sell Class C Shares are entitled to receive a 0.75% 12b-1 fee on assets in the 13th month after the sale.

SHAREHOLDER SERVICES
The Funds may pay M&T Securities, Inc., its affiliates and other investment professionals for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc. may select others to perform these services for their customers and may pay them fees.

Class B Shares

In most cases, investment professionals that sell Class B Shares are entitled to receive a 0.25% shareholders services fee on assets in the 13th month after the sale.

SUPPLEMENTAL PAYMENTS
Investment professionals may be paid fees out of the assets of the Distributor (but not out of Fund assets) and/or the Advisor or its affiliates. The Distributor may be reimbursed by the Advisor or its affiliates.

Investment professionals receive such fees for providing distribution-related, recordkeeping or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

EXCHANGING SECURITIES FOR SHARES
=======================================================================
You may contact the Distributor to request a purchase of Shares in exchange for securities you own. The Funds reserve the right to determine whether to accept your securities and the minimum market value to accept. The Funds will value your securities in the same manner as it values its assets. This exchange is treated as a sale of your securities for federal tax purposes.

SUBACCOUNTING SERVICES
=======================================================================

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND
=======================================================================

Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of a Fund's portfolio securities.

Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, each Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


=======================================================================

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS
Each Share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of August 3, 2004, the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding shares:

U.S.  Treasury  Money Market Fund (Class A Shares) - NFSC, New York, NY
(23.98%);   Manufacturers  &  Traders,   Buffalo,   NY  (15.21%);   and
Gibraltar Management Co., Inc., Tarrytown, NY (5.78%).

U.S. Government Money Market Fund (Class A Shares) - NFSC, New York, NY (81.47%); and Manufacturers & Traders, Buffalo, NY (18.48%).

Tax Free  Money  Market  Fund  (Class A  Shares) - NFSC,  New York,  NY
(99.98%).

Money Market Fund (Class A Shares) - NFSC, New York, NY (32.02%).

Money Market Fund (Class B Shares) - NFSC, York, PA (26.29%); NFSC, Ft. Washington, MD (19.07%); NFSC, Silver Spring, MD (11.98%); State Street Bank & Trust, Lineboro, MD (11.02%); and NFSC, Baltimore, MD (5.57%).

New York Tax Free Money Market Fund (Class A Shares) - NFSC, New York, NY (33.41%); Manufacturers & Traders Trust Co., Buffalo, NY (18.71%); Frank J. McGuire, Buffalo, NY (5.79%); and SEI Investments, Oaks, PA (5.46%).

Pennsylvania Tax Free Money Market Fund (Class A Shares) - NFSC, New York, NY (99.98%).

Short  Duration   Government   Bond  Fund  (Class  A  Shares)  -  NFSC,
Hagerstown, MD (12.52%).

Short  Duration   Government   Bond  Fund  (Class  B  Shares)  -  NFSC,
Weatherly, PA (41.25%); Marion Vieten, Weatherly, PA (39.89%); and NFSC, Clarksville, MD (16.06%).

Short Term Corporate Bond Fund (Class A Shares) - NFSC, Holland, NY (18.09%); State Street Bank and Trust Company, Red Hook, NY (16.09%); Elaine M. Crist, Liverpool, NY (9.86%); Alice Wilson, Hilton, NY (9.58%); and Mark S. Reynolds, Rochester, NY (8.29%).

Short Term Corporate Bond Fund (Class B Shares) - Daniel F. Graesser, Getzville, NY (45.36%); Emma F. Hale, Rochester, NY (17.75%); NFSC, Annapolis, MD (16.90%); State Street Bank and Trust, Liverpool, NY (12.66%); and State Street Bank & Trust, Coal Township, PA (7.14%).

U.S. Government Bond Fund (Class A Shares) - SEI Trust Company, Oaks, PA (58.14%); and MTB Managed Allocation Fund - Moderate Growth, State College, PA (5.89%).

U.S. Government Bond Fund (Class B Shares) - Jane Ma Kropwinicki, Syracuse, NY (46.53%); Doris M. Frasher, N. Tonawanda, NY (24.39%); and State Street Bank and Trust Company, Harrisburg, PA (17.95%).

New York Municipal Bond Fund (Class A Shares) - SEI Trust Company, Oaks, PA (16.02%).

New York Municipal Bond Fund (Class B Shares) - Marcus Bernard, Oceanside, NY (24.22%); Alma Harris Gary, Brooklyn, NY (22.00%); Amelia Joyce, East Rockaway, NY (10.87%); Charles T. Messler, Oceanside, NY (9.80%); and Gisela Collins, Brooklyn, NY (7.58%).

Pennsylvania Municipal Bond Fund (Class A Shares) - NFSC, Sunbury, PA (8.87%); and NFSC, Great Bend, PA (8.78%).

Pennsylvania Municipal Bond Fund (Class B Shares) - Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville, FL (41.15%); Martha B. Kohl, Harrisburg, PA (9.56%); Daniel B. Jenakovich, Middletown, PA (6.31%); Marion Vieten, Weatherly, PA (6.27%); and Sarah J. Umlauf (5.69%).

Maryland  Municipal  Bond Fund (Class A Shares) - NFSC,  Snow Hill,  MD
(5.17%).

Maryland Municipal Bond Fund (Class B Shares) - NFSC, Annapolis, MD (10.02%); NFSC, Ellicott City, MD (6.55%); and NFSC, Lutherville, MD (5.30%).

Intermediate-Term Bond Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate Growth II, State College, PA (33.85%); MTB Managed Allocation Fund- Moderate Growth, State College, PA (32.67%); and MTB Managed Allocation Fund - Conservative Growth, State College, PA (8.84%).

Intermediate-Term   Bond  Fund  (Class  B  Shares)  -  Marion   Vieten,
Weatherly, PA (52.14%); Nadezda Rizun, Buffalo, NY (24.46%); State Street Bank and Trust Co., Ellicotville, NY (8.10%); and Hastings Gorski American Legion, Williamstown, NY (7.06%).

Equity Income Fund (Class B Shares) - NFSC, Rhinebeck, NY (31.17%); and NFSC, Peckville, PA (22.11%).

Large Cap Value Fund (Class A Shares) - SEI Trust Company, Oaks, PA (55.10%); MTB Managed Allocation Fund - Moderate Growth, State College, PA (11.20%); MTB Managed Allocation Fund - Moderate Growth II, State College, PA (9.23%); and MTB Managed Allocation Fund-Aggressive Growth (7.13%).

Equity Index Fund (Class A Shares) - Counsel Trust FBO Weston Hurd Fallon Paisley & Howell LLP 401k Plan, York, PA (19.92%).

Equity Index Fund (Class B Shares) - NFSC, Rhinebeck, NY (13.55%); NFSC, Mechanicsville, MD (7.94%); and Barbara Umlauf, Ashland, PA (6.77%).

Large Cap Stock Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate Growth, State College, PA (13.08%); MTB Managed Allocation Fund - Moderate Growth II, State College, PA (8.70%); and MTB Managed Allocation Fund - Aggressive Growth, State College, PA (7.26%).

Large Cap Growth Fund (Class A Shares) - MTB  Managed  Allocation  Fund
- Moderate Growth, State College, PA (32.77%); MTB Managed Allocation Fund - Aggressive Growth, State College, PA (27.29%); and MTB Managed Allocation Fund - Moderate Growth II, State College, PA (27.00%).

Large Cap Growth Fund (Class B Shares) - Teamsters Local #264, Cheektowaga, NY (6.60%).

Mid Cap Stock Fund (Class A Shares) - SEI Trust Company, Oaks, PA (37.06%); and MTB Managed Allocation Fund - Moderate Growth, State College, PA (5.91%).

Mid  Cap  Stock  Fund  (Class  B  Shares)  -   Teamsters   Local  #264,
Cheektowaga, NY (6.55%).

Mid Cap Growth Fund (Class B Shares) - State Street Bank and Trust Company, Hampstead, MD (8.12%); NFSC, Elysburg, PA (7.10%); and NFSC, Syracuse, NY (5.55%).

Small Cap Stock Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate Growth, State College, PA (22.42%); MTB Managed Allocation Fund - Aggressive Growth, State College, PA (16.41%); and MTB Managed Allocation Fund - Moderate Growth II, State College, PA (16.27%).

Small  Cap  Growth  Fund  (Class C  Shares) - NFSC,  Severna  Park,  MD
(20.79%);   Wachovia  Securities,   LLC,  Hollywood,  SC  (8.11%);  and
Merrill Lynch Pierce Fenner & Smith Inc., Jacksonville, FL (5.02%).

International Equity Fund (Class A Shares) - MTB Managed Allocation Fund - Moderate Growth, State College, PA (17.79%); MTB Managed Allocation Fund - Aggressive Growth, State College, PA (14.53%); and MTB Managed Allocation Fund - Moderate Growth II, State College, PA (12.99%).

International Equity Fund (Class B Shares) - NFSC, Mahopac, NY (9.92%); NFSC, Rochester, NY (9.26%); NFSC, Washington, DC (7.04%); and NFSC, Elysburg, PA (5.78%).



Shareholders  owning  25%  or  more  of  outstanding  shares  may be in
control  and  be  able  to  affect  the  outcome  of  certain   matters
presented for a vote of shareholders.


=======================================================================

TAX INFORMATION


FEDERAL INCOME TAX
Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax.

Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

FOREIGN INVESTMENTS
If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

Distributions  from a Fund  may be based on  estimates  of book  income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax-basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.


Tax-Free Portfolios: Tax-Free Money Market Fund, Pennsylvania Tax Free Money Market Fund, NEW YORK TAX-FREE MONEY MARKET FUND,
Maryland Municipal Bond Fund, NEW YORK MUNICIPAL BOND FUND AND Pennsylvania Municipal Bond Fund
If a Tax-Free Portfolio satisfies the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of securities the interest on which is excludable from gross income under section 103(a) of the Code, it may pay "exempt-interest dividends" to its shareholders; each Tax-Free Portfolio intends to continue to satisfy this requirement. Those dividends constitute the portion of its aggregate dividends (excluding capital gain distributions) equal to the excess of its excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income for Federal income tax purposes, although the amount of those dividends must be reported on the recipient's Federal income tax return. Shareholders' treatment of dividends from a Tax-Free Portfolio under state and local income tax laws may differ from the treatment thereof under the Code. Investors should consult their tax advisors concerning this matter.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Tax-Free Portfolio is not deductible for federal income tax purposes. Under IRS rules for determining when borrowed funds are used for purchasing or carrying particular assets, Tax-Free Portfolio shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares.

Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity obligations ("PABs") should consult their tax advisors before purchasing shares of a Tax-Free Portfolio because, for users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, "substantial user" is defined to include a "non-exempt person" who regularly uses in a trade or business a part of a facility financed from the proceeds of PABs. Interest on certain PABs (which the Tax-Free Portfolios expect to purchase) is treated as a Tax Preference Item, although it remains fully tax-exempt for regular Federal income tax purposes; a portion (not expected to exceed 20%) of each Tax-Free Portfolio's exempt-interest dividends thus may constitute a Tax Preference Item. Interest on all tax-exempt obligations is included in "adjusted current earnings" of corporations for purposes of the AMT.

If shares of a Tax-Free Portfolio are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received on those shares, and any loss not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received thereon.

If a Tax-Free Portfolio invests in instruments that generate taxable interest income, under the circumstances described in the prospectuses and in the discussion of municipal market discount bonds below, the portion of any dividend of that Portfolio attributable to the interest earned thereon will be taxable to its shareholders as ordinary income to the extent of its earnings and profits, and only the remaining portion will qualify as an exempt-interest dividend. The exempt-interest dividend portion is determined by the ratio of
(1) the net tax-exempt income a Portfolio realizes for the entire year to (2) the aggregate amount of distributions for the year and thus is an annual average, rather than a day-to-day determination. Moreover, if a Tax-Free Portfolio realizes capital gain as a result of market transactions, any distributions of the gain will be taxable to its shareholders.

A Tax-Free Portfolio may invest in municipal bonds that are purchased, generally not on their original issue, with market discount (that is, at a price less than the principal amount of the bond or, in the case of a bond that was issued with original issue discount, a price less than the amount of the issue price plus accrued original issue discount) ("municipal market discount bonds"). If a bond's market discount is less that the product of
(1) 0.25% of the redemption price at maturity times (2) the number of complete years to maturity after the Tax-Free Portfolio acquired the bond, then no market discount is considered to exist. Gain on the disposition of a municipal market discount bond purchased by a Tax-Free Portfolio after April 30, 1993 (other than a bond with a fixed maturity date within one year from its issuance), generally is treated as ordinary (taxable) income, rather than capital gain, to the extent of the bond's accrued market discount at the time of disposition. Market discount on such a bond generally is accrued ratably, on a daily basis, over the period between the dates of acquisition and maturity. In lieu of treating the disposition gain as above, a Tax-Free Portfolio may elect to include market discount in its gross income currently, for each taxable year to which it is attributable.

Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as a Tax-Free
Portfolio) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from Tax-Free Portfolio still would be tax-exempt to the extent described above; they would only be included in the calculation of whether a recipient's income exceeded the established amounts. Receipt of tax-exempt income may result in collateral tax consequences to certain other taxpayers, including financial institutions, property and casualty insurance companies, certain foreign corporations doing business in the United States, certain S corporations with excess passive income and individuals otherwise eligible for the earned income credit. Prospective purchasers of Portfolio shares should consult their own tax advisors as to the applicability of any such collateral consequences.

Shares of a Tax-Free Portfolio would not be suitable for tax-exempt institutions and for tax-exempt retirement plans qualified under section 401 of the Code, H.R. 10 plans and individual retirement accounts since such plans and accounts are generally tax-exempt and, therefore, would not gain any additional benefit from the Funds' dividends being tax-exempt.

NEW YORK TAXES
Under existing New York laws, shareholders of the NY Municipal Income Fund and NY Tax-Free Money Market Fund will not be subject to New York State or New York City personal income taxes on dividends to the extent that such dividends qualify as "exempt interest dividends" under the Internal Revenue Code of 1986 and represent interest income attributable to obligations of the State of New York and its political subdivisions, as well as certain other obligations, the interest on which is exempt from New York State and New York City personal income taxes, such as, for example, certain obligations of the Commonwealth of Puerto Rico. To the extent that distributions are derived from other income, such distributions will be subject to New York State or New York City personal income tax.

The NY Municipal Income Fund and NY Tax-Free Money Market Fund cannot predict in advance the exact portion of their dividends that will be exempt from New York State and New York City personal income taxes. However, the Funds will report to shareholders at least annually what percentage of the dividends they actually paid is exempt from such taxes.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund are exempt from the New York City unincorporated business tax to the same extent that they are exempt from the New York City personal income tax.

Dividends paid by the Fund are not excluded from net income in determining New York State or New York City franchise taxes on corporations or financial institutions.

Income from the NY Municipal Income Fund and NY Tax-Free Money Market Fund is not necessarily free from taxes in states other than New
York. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

Dividends paid by the NY Municipal Income Fund and NY Tax-Free Money Market Fund that are attributable to the net interest earned on some temporary and any realized net short-term capital gains are taxed as ordinary income.

PENNSYLVANIA TAXES
The Pennsylvania Municipal Bond Fund and Pennsylvania Tax-Free Money Market Fund intend to invest all, or substantially all, of its assets in debt obligations the interest on which is exempt for federal income tax purposes. In order for the Funds to pay tax-exempt dividends for any taxable year, at least 50% of the aggregate value of the Funds' assets at the close of each quarter of the Funds' taxable year must consist of exempt-interest obligations.

MARYLAND TAXES
To the extent that dividends paid by the Funds qualify as exempt-interest dividends of a regulated investment company, the portion of the exempt-interest dividends that represents interest received by the Funds (a) on obligations of Maryland or its political subdivisions and authorities, (b) on obligations of the United States, or (c) obligations of certain authorities, commissions, instrumentalities, possessions or territories of the United States, will be exempt from Maryland state and local income taxes when allocated or distributed to a shareholder of the Funds. In addition, gains realized by the Funds from the sale or exchange of a bond issued by Maryland or a political subdivision of Maryland, will not be subject to Maryland state and local income taxes.

To the extent that distributions of the Funds are attributable to sources other than those described in the preceding paragraph, such as, for example, interest received by the Funds on obligations issued by states other than Maryland or capital gains realized on obligations issued by U.S. territories and possessions and from states other than Maryland, and income earned on repurchase agreements, such distributions will be subject to Maryland state and local income taxes. Income earned on certain private activity bonds (other than obligations of the State of Maryland or a political subdivision or authority thereof) which the Funds might hold will constitute a Maryland tax preference for individual shareholders. In addition, capital gains realized by a shareholder upon a redemption or exchange of portfolio shares will be subject to Maryland state and local income taxes.


=======================================================================

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES
The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Funds (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Each Board member oversees all portfolios of the Trust and serves for an indefinite term. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years, other directorships held, and total compensation received as a Trustee from the Trust for its most recent fiscal year. The Trust is composed of 34 funds and is the only investment company in the Fund Complex.

INTERESTED TRUSTEE BACKGROUND AND COMPENSATION


Name
Address
Birth date
Position With Trust                                               Total
Date Service Began                                             Compensation
                         Principal Occupations for Past            From
                         Five Years and Other                     Trust
                         Directorships Held
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Mark J. Czarnecki+       Principal Occupations: Executive           $0
--------------------     Vice President, Manufacturers
Manufacturers and        and Traders Trust Company ("M&T
Traders Trust            Bank"), division head for M&T
Company                  Bank's investment group.
One M&T Plaza
Buffalo, NY 14203        Other Directorships Held:  None
Birthdate:
November 3, 1955

Trustee

Began serving:
August 2000

----------------------------------------------------------------------------
----------------------------------------------------------------------------

+ Mark J. Czarnecki is "interested" due to positions he holds with M&T Bank, the parent of the Funds' advisor.





INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION


Name
Address
Birth date
Position With Trust                                               Total
Date Service Began                                             Compensation
                         Principal Occupations for Past Five       From
                         Years and Other Directorships Held       Trust
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Joseph J. Castiglia      Principal Occupations: Chairman of      $26,250
--------------------     the Board,  HealthNow New York,
Roycroft Campus          Inc. (health care company) ; and
21 South Grove           former President, Chief Executive
Street, Suite 291        Officer and Vice Chairman, Pratt &
East Aurora, NY          Lambert United, Inc. (manufacturer
14052                    of paints and chemical specialties).
Birth date: July
20, 1934                 Other Directorships Held: The
                         Energy East Corp.
Chairman and Trustee

Began serving:
February 1988

----------------------------------------------------------------------------
----------------------------------------------------------------------------
John S. Cramer          Principal Occupations: Retired           $26,250
4216 Jonathan Lane      President and Chief Executive
Harrisburg, PA 17110    Officer, Pinnacle Health System
Birth date:             (health care); President Emeritus,
February 22, 1942       Highmark Blue Cross Blue Shield.

Trustee
                        Other Directorships Held: Highmark
Began serving:          Blue Cross Blue Shield; Chek-Med
December 2000           Corporation.

----------------------------------------------------------------------------
----------------------------------------------------------------------------


Daniel R. Gernatt,       Principal Occupations: President        $25,000
Jr.                      and CFO, Gernatt Asphalt Products,
Richardson & Taylor      Inc.; Executive Vice President, Dan
Hollow Roads             Gernatt Gravel Products, Inc.; Vice
Collins, NY              President, Country Side Sand &
Birth  date: July        Gravel, Inc.
14, 1940
                         Other Directorships Held: None
Trustee

Began serving:
February 1988

----------------------------------------------------------------------------
----------------------------------------------------------------------------
William H. Cowie,        Principal Occupations: Retired          $21,250
Jr.++                    Chief Financial Officer, Pencor,
1408 Ruxton Road         Inc. (environmental project
Baltimore, MD            development company) since 1995.
Birth date: January
24, 1931                 Previous Positions: Chief Executive
                         Officer of Signet Bank/Maryland and
Trustee                  Vice Chairman of Signet Banking
                         Corporation
Began serving:
September 2003           Other Directorships Held: None

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard B. Seidel++      Principal Occupations: Director and     $21,250
770 Hodges Lane          President (since 1995) of Girard
Strafford, PA            Partners, a registered broker-dealer
Birth date: April
20, 1941                 Other Directorships Held: None

Trustee

Began serving:
September 2003

----------------------------------------------------------------------------
++ Mr. Cowie and Mr. Seidel became members of the Board of Trustees on September 1, 2003.


OFFICERS

Name                                                              Total
Address                                                        Compensation
Birth date               Principal Occupations for Past            From
Position With Trust      Five Years and Previous Positions        Trust*
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Edward C. Gonzales       Principal Occupations: Employee,           $0
--------------------     Federated Investors, Inc.;
Federated Investors      formerly, President and
Tower                    Executive Vice President of
Pittsburgh, PA           other funds distributed by
Birth date: October      Federated Securities Corp.; Vice
22, 1930                 Chairman, Federated Investors,
                         Inc.; Trustee, Federated
Executive Vice           Administrative Services.
President
                         Previous Positions:  Trustee or
                         Director of other funds
Began serving: May       distributed by Federated
2001                     Securities Corp.; CEO and
                         Chairman, Federated
                         Administrative Services; Vice
                         President, Federated Investment
                         Management Company, Federated
                         Investment Counseling, Federated
                         Global Investment Management
                         Corp. and Passport Research,
                         Ltd.; Director and Executive
                         Vice President, Federated
                         Securities Corp.; Director,
                         Federated Services Company;
                         Trustee, Federated Shareholder
                         Services Company.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Charles L. Davis         Principal Occupations: Vice                $0
Federated Investors      President, Managing Director of
Tower                    Mutual Fund Services, Federated
Pittsburgh, PA           Services Company; and President,
Birth Date:  March       Edgewood Services, Inc.
23, 1960
                         Previous Positions: President,
Chief Executive          Federated Clearing Services; and
Officer                  Director, Business Development
                         Mutual Fund Services, Federated
Began serving:           Services Company.
December 2002
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Carl W. Jordan           Principal Occupations:  Senior             $0
One M&T Plaza            Vice President, M&T Bank,
Buffalo, NY              2001-Present;  Administrative
Birth date: January      Vice President, M&T Bank,
2, 1955                  1995-2001.

President

Began serving: May
2001

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Kenneth G. Thompson      Principal Occupations:                     $0
100 East Pratt           Administrative Vice President,
Street                   M&T Bank, 2002-Present; Vice
Baltimore, MD            President, M&T Bank, 1999-2002;
Birth date:              Regional Sales Manager, M&T
September 4, 1964        Securities, Inc., 1995-1999.

Vice President

Began serving: May
2001

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Philip R. Carbone        Principal Occupations: Vice                $0
100 East Pratt           President, Director of
Street, 15th floor       Distribution for Proprietary
Baltimore, MD            Products, M&T Securities, since
Birth date: July         2003; Manager, Vision
27, 1954                 Shareholder Services and
                         Discount Brokerage, 1998-2002.
Vice President
                         Previous Positions: Regional
Began serving:           Sales Manager, M&T Securities,
September 2003           Inc., 1995-1998.

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Scot A. Millen           Principal Occupations: Vice                $0
100 East Pratt           President, Product Manager, M&T
Street, 15th floor       Securities, since 2002;
Baltimore, MD            Executive Associate, M&T
Birth date:              Investment Group, 2001-2002;
February 22, 1969        Summer Associate, M&T Investment
                         Group, 2000.
Vice President

Began serving:
September 2003

----------------------------------------------------------------------------
----------------------------------------------------------------------------
Beth S. Broderick        Principal Occupations: Vice                $0
Federated Investors      President, Mutual Fund Services
Tower                    Division, Federated Services
Pittsburgh, PA           Company.
Birth date: August
2, 1965

Vice President and
Assistant Treasurer

Began serving:
February 1998
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Richard J. Thomas        Principal Occupations:                     $0
Federated Investors      Principal Financial Officer and
Tower                    Treasurer of the Federated Fund
Pittsburgh, PA           Complex; Senior Vice President,
Birth Date:  June        Federated Administrative
17, 1954                 Services.

Treasurer                Previous Positions:  Vice
                         President, Federated
Began serving:           Administrative Services; held
December 2002            various management positions
                         within Funds Financial Services
                         Division of Federated Investors,
                         Inc.
----------------------------------------------------------------------------
----------------------------------------------------------------------------
C. Grant Anderson        Principal Occupations: Counsel,            $0
Federated Investors      Reed Smith, LLP (since October
Tower                    2002)
Pittsburgh, PA
Birth date:
November 6, 1940         Previous Positions Corporate
                         Counsel, Federated Investors,
Secretary                Inc.; Vice President, Federated
                         Services Company.
Began serving:
December 2000
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Victor R. Siclari        Principal Occupations: Partner,            $0
Federated Investors      Reed Smith, LLP (since October
Tower                    2002)
Pittsburgh, PA
Birth date:
November 17, 1961        Previous Positions Senior
                         Corporate Counsel and Vice
Assistant Secretary      President,  Federated Services
                         Company (prior to October 2002).
Began serving: May
2000;
Secretary from
August 11, 1995 to
May 11, 2000;
Assistant Secretary
from May 11, 2000
to present
----------------------------------------------------------------------------
*  Officers do not receive any compensation from the Funds.



COMMITTEES OF THE BOARD



-------------------------------------------------------------------------------------------
                                                                             Meetings Held
                                                                              During Last
                   Committee                                                  Fiscal Year
  Board            Members          Committee Functions
  Committee
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Executive*       Mark J.          In between the meetings of the                 0
                   Czarnecki        full Board, the Executive
                                    Committee generally may exercise
                   Daniel R.        all the powers of the full Board
                   Gernatt, Jr.     in the management and direction
                   Richard B.       of the business and conduct of
                   Seidel           the affairs of the Trust in such
                                    manner as the Executive
                                    Committee shall deem to be in
                                    the best interests of the Trust.
                                    However, the Executive Committee
                                    cannot elect or remove Board
                                    members, increase or decrease
                                    the number of Trustees, elect or
                                    remove any Officer, declare
                                    dividends, issue shares or
                                    recommend to shareholders any
                                    action requiring shareholder
                                    approval.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
  Audit            Joseph J.        The purposes of the Audit                    Five
                   Castiglia        Committee are to oversee the
                   William H.       accounting and financial
                   Cowie, Jr.       reporting process of the Funds,
                   John S.          the Funds' internal control over
                   Cramer           financial reporting, and the
                   Richard B.       quality, integrity and
                   Seidel           independent audit of the Funds'
                                    financial statements. The
                                    Committee also oversees or
                                    assists the Board with the
                                    oversight of compliance with
                                    legal requirements relating to
                                    those matters, approves the
                                    engagement and reviews the
                                    qualifications, independence and
                                    performance of the Funds'
                                    independent registered public
                                    accountants, acts as a liaison
                                    between the independent
                                    registered public accountants
                                    and the Board and reviews the
                                    Funds' internal audit
                                    function.
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
                   Joseph J.        The Nominating Committee, whose                0
  Nominating**     Castiglia        members consist of all
                   John S.          independent Trustees, selects
                   Cramer           and nominates persons for
                   Daniel R.        election to the Funds' Board
                   Gernatt, Jr.     when vacancies occur. The
                   William H.       Committee will consider
                   Cowie, Jr.       candidates recommended by
                   Richard B.       shareholders, Independent
                   Seidel           Trustees, officers or employees
                                    of any of the Funds' agents or
                                    service providers and counsel to
                                    the Funds. Any shareholder who
                                    desires to have an individual
                                    considered for nomination by the
                                    Committee must submit a
                                    recommendation in writing to the
                                    Secretary of the Funds, at the
                                    Funds' address appearing on the
                                    back cover of this Statement of
                                    Additional Information. The
                                    recommendation should include
                                    the name and address of both the
                                    shareholder and the candidate
                                    and detailed information
                                    concerning the candidate's
                                    qualifications and experience.
                                    In identifying and evaluating
                                    candidates for consideration,
                                    the Committee shall consider
                                    such factors as it deems
                                    appropriate. Those factors will
                                    ordinarily include: integrity,
                                    intelligence, collegiality,
                                    judgment, diversity, skill,
                                    business and other experience,
                                    qualification as an "Independent
                                    Trustee," the existence of
                                    material relationships which may
                                    create the appearance of a lack
                                    of independence, financial or
                                    accounting knowledge and
                                    experience, and dedication and
                                    willingness to devote the time
                                    and attention necessary to
                                    fulfill Board responsibilities.


-----------------------------------------------------------------------------
*created effective December 15, 2003
-----------------------------------------------------------------------------
**created effective June 23, 2004

Board ownership of shares in the funds and in the TRUST
AS OF DECEMBER 31, 2003




                                                                           Aggregate
                                                                     Dollar Range of
                                               Dollar Range of       Shares Owned in
Interested                                        Shares Owned             the Trust
Board Member Name                                   in Fund[s]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Mark J. Czarnecki                                                      Over $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     MTB Mid Cap Stock Fund                         $1-$10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     MTB New York Tax-Free
--------------------------------------------------------------
     Money Market Fund                           Over $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------


                                                                           Aggregate
                                                                     Dollar Range of
                                               Dollar Range of       Shares Owned in
Interested                                        Shares Owned             the Trust
Board Member Name                                   in Fund[s]
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Joseph J. Castiglia                                                    Over $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     MTB Money Market Fund                          $1-$10,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     MTB Large Cap Growth Fund                   Over $100,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
John S. Cramer                                            None                  None
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
William H. Cowie, Jr.                                     None                  None
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Daniel R. Gernatt, Jr.                                    None                  None
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Richard B. Seidel                                                    $10,000-$50,000
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
     MTB Multi Cap Growth Fund                 $10,000-$50,000
-------------------------------------------------------------------------------------


As of August 3, 2004, the Funds' Board and Officers as a group owned less than 1% of each Fund's outstanding Shares.



INVESTMENT ADVISER
The  Advisor  conducts   investment  research  and  makes  investment
decisions for the Funds.

The Advisor shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Funds' Board has reviewed the Funds' investment advisory contract and subadvisory contracts. The Board's decision to approve these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of these contracts, the Board considers many factors, among the most material of which are: the Funds' investment objectives and long term performance; the Advisor's and subadvisors' management philosophy, personnel, and processes; the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; and the range and quality of services provided to the Funds and its shareholders by the M&T organization in addition to investment advisory services.

In assessing the Advisor's and subadvisors' performance of their respective obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of the Funds' operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in the Funds on the strength of the Advisor's industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Funds.

The Board also considers the compensation and benefits received by the advisor and subadvisors. This includes fees received for services provided to the Funds by other entities in the M&T organization and research services received by the Advisor and subadvisors from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an adviser's compensation: the nature and quality of the services provided by the adviser, including the performance of the fund; the adviser's cost of providing the services; the extent to which the adviser may realize "economies of scale" as the fund grows larger; any indirect benefits that may accrue to the advisor and its affiliates as a result of the advisor's relationship with the fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the advisor's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contract.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with the Advisor and subadvisor on matters relating to its funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Advisor and subadvisor. M&T provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the advisor's investment philosophy, personnel, and processes; the fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; the fund's expenses (including the advisory fee itself and the overall expense structure of the fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the fund's portfolio securities; the nature and extent of the advisory and other services provided to the fund by the Advisor and subadvisors and their respective affiliates; compliance and audit reports concerning the Funds and the companies that service them; and relevant developments in the mutual fund industry and how the funds and/or the Advisor and subadvisors are responding to them.

The Board also receives financial information about the Advisor and subadvisors, including reports on the compensation and benefits the Advisor or subadvisors, as the case may be, derives from its relationships with the Funds. These reports cover not only the fees under the advisory contracts, but also fees received by the Advisor's or subadvisor's subsidiaries for providing other services to the Funds under separate contracts (e.g., for serving as the Funds' administrator and transfer agent). The reports also discuss any indirect benefit the Advisor or subadvisor may derive from its receipt of research services from brokers who execute fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each fund to the MTB family of funds, the Board does not approach consideration of every fund's advisory contract as if that were the only fund offered by the Advisor.

SUB-ADVISORS
New York Tax-Free Money Market Fund
Prior to December 16, 2003, when the Advisor assumed daily management of the New York Tax-Free Money Market Fund, the Advisor had delegated daily management of the Fund to a sub-advisor, Federated Investment Management Company (FIMCO).

For its services under the Sub Advisory Agreement, FIMCO received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which FIMCO managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. FIMCO was paid by the Advisor as follows:

-------------------------------------------------------------------------------
       Sub-Advisory Fee              Average Daily Net Assets of the Fund
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             0.20%               on the first $100 million average daily net
                                                    assets
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             0.18%                on the next $100 million average daily net
                                                    assets
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
             0.15%              on average daily net assets over $200 million
-------------------------------------------------------------------------------


Mid Cap Stock Fund
Prior to December 8, 2004, the Advisor delegated daily management of the Mid Cap Stock Fund to the sub-advisor, Independence Investment LLC (Independence).

For its services under the Sub-Advisory Agreement, Independence received an allocable portion of the advisory fee the Advisor received from the Mid Cap Stock Fund. The allocation was based on the amount of average daily net assets that Independence managed for the Fund. This fee was paid by the Advisor out of the fees it received from the Fund and was not a direct Fund expense.
Independence was paid by the Advisor as follows:



-----------------------------------------------------------------------
        Sub-Advisory Fee          Average Daily Net Assets of the Fund
-----------------------------------------------------------------------
-----------------------------------------------------------------------
              0.40%                   on assets up to $500 million
-----------------------------------------------------------------------
-----------------------------------------------------------------------
              0.35%               on assets in excess of $500 million
-----------------------------------------------------------------------

Effective December 8, 2004, the Advisor delegates daily management of the value component of the Mid Cap Stock Fund to a sub-advisor, LSV Asset Management (LSV). LSV also sub-advises the value component of Small Cap Stock Fund. For its services under the Sub-Advisory Agreement, LSV is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Mid Cap Stock Fund. The allocation is based on the amount of the average daily net assets that LSV manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. LSV is entitled to be paid a fee on the value portion of the average daily net assets (ADNA) of the Mid Cap Stock Fund it manages at the following annual rate: 0.50% on the first $100 million of ADNA, 0.40% on the next $100 million of ADNA and 0.35% on ADNA over $200 million. From time to time, LSV may voluntarily waive all or a portion of its subadvisory fee in its sole discretion. In that regard, LSV has voluntarily implemented a waiver of a portion of the subadvisory compensation it receives from MTBIA for managing the value component of the assets of the Small Cap Stock Fund and Mid Cap Stock Fund. The fee waiver will be calculated based on the total subadvisory fee LSV receives from MTBIA for managing these two funds and will reduce proportionately the subadvisory fee for each Fund based on assets under LSV management. This fee waiver will not change the rate of the advisory fee the Funds pay to MTBIA, but will increase the amount of the total advisory fee that MTBIA retains absent any further voluntary waiver by MTBIA.


Large Cap Growth Fund

Prior to July 1, 2004, when the Advisor assumed daily management of the Large Cap Growth Fund, the Advisor had delegated daily management of the Fund to the sub advisor, Montag & Caldwell, Inc. (M&C).

For its services under the Sub-Advisory Agreement, M&C received an allocable portion of the advisory fee the Advisor received from the Fund. The allocation was based on the amount of securities which M&C managed for the Fund. This fee was paid by the Advisor out of the fees it received and was not a Fund expense. M&C was paid by the Advisor as follows:

-----------------------------------------------------------------------------
        Sub-Advisory Fee            Average Daily Net Assets of the Fund
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             0.50%               On the first $50 million average daily net
                                                   assets
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             0.40%                On the next $50 million average daily net
                                                   assets
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             0.30%               On the next $100 million average daily net
                                                   assets
-----------------------------------------------------------------------------
-----------------------------------------------------------------------------
             0.20%                  On average daily net assets over $200
                                                   million
-----------------------------------------------------------------------------


International Equity Fund
The Adviser has delegated daily management of the International Equity Fund to the sub-adviser, UBS Global Asset Management (Americas) Inc (UBS). For its services under the Sub-Advisory Agreement, UBS receives an allocable portion of the advisory fee the Adviser receives from the International Equity Fund. The allocation is based on the amount of securities which UBS manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. UBS is paid by the Adviser as follows:



----------------------------------------------------------------
    Sub-Advisory Fee      Average Daily Net Assets of the Fund
----------------------------------------------------------------
----------------------------------------------------------------
         0.40%              on the first $50 million average
                                    daily net assets
----------------------------------------------------------------
----------------------------------------------------------------
         0.35%              on the next $150 million average
                                    daily net assets
----------------------------------------------------------------
----------------------------------------------------------------
         0.30%           on average daily net assets over $200
                                        million
----------------------------------------------------------------


Small Cap Stock Fund
The Adviser has delegated daily management of the value component of the Small Cap Stock Fund to a sub-adviser, LSV Asset Management
(LSV). For its services under the Sub-Advisory Agreement, LSV receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which LSV manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. LSV is paid by the Adviser as follows:

----------------------------------------------------------------
    Sub-Advisory Fee      Average Daily Net Assets of the Fund
----------------------------------------------------------------
----------------------------------------------------------------
         0.65%              On the first $50 million average
                                    daily net assets
----------------------------------------------------------------
----------------------------------------------------------------
         0.55%            On average daily net assets over $50
                                        million
----------------------------------------------------------------

LSV has implemented a voluntary fee waiver, as described under Mid
Cap Stock Fund.

The Adviser has delegated daily management of the growth component of the Small Cap Stock Fund to a sub-adviser, Mazama Capital Management, Inc. (Mazama). For its services under the Sub-Advisory Agreement, Mazama receives an allocable portion of the advisory fee the Adviser receives from the Small Cap Stock Fund. The allocation is based on the amount of securities which Mazama manages for the Fund. This fee is paid by the Adviser out of the fees it receives and is not a Fund expense. Mazama is paid by the Adviser as follows:

---------------------------------------------------------------
   Sub-Advisory Fee      Average Daily Net Assets of the Fund
---------------------------------------------------------------
         0.70%               On average daily net assets
---------------------------------------------------------------

Large Cap Value Fund
Effective December 8, 2004, the Advisor delegates daily management of the Large Cap Value Fund to a sub-advisor, NWQ Investment Management Company LLC (NWQ). NWQ was founded in 1982 and became a wholly-owned subsidiary of United Asset Management Corp. (UAM) in that same year. In 2000, UAM was acquired by Old Mutual Plc. On August 1, 2002, Nuveen Investments, Inc. purchased NWQ from Old Mutual Plc and NWQ, which had been incorporated, was merged into a
Limited Liability Company.   For its services under the Sub-Advisory
Agreement, NWQ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Large Cap Value Fund. The allocation is based on the amount of the average daily net assets that NWQ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. NWQ is entitled to be paid a fee at the annual rate of 0.45% of the average daily net assets of the Large Cap Value Fund that it manages.

Equity Income Fund
Effective December 8, 2004, the Advisor delegates daily management of the Equity Income Fund to a sub-advisor, DePrince, Race & Zollo, Inc. (DRZ). DRZ is owned by three principals, Gregory M. DePrince, John D. Race and Victor A. Zollo, Jr. Each of these partners own roughly 30% of the business. In 2001, equity was distributed to other key investment professionals Kelly Carbone, Director of Marketing, Jill Lynch, Director of Large-Cap Research, and Greg Ramsby, Director of Small-Cap Research.. For its services under the Sub-Advisory Agreement, DRZ is entitled to receive an allocable portion of the advisory fee that the Advisor receives from the Equity Income Fund. The allocation is based on the amount of the average daily net assets that DRZ manages for the Fund. This fee is paid by the Advisor out of the fees it receives from the Fund and is not a direct Fund expense. DRZ is entitled to receive a fee at the annual rate of 0.40% of the average daily net assets of the Equity Income Fund it manages.


Code of ethics restrictions on personal trading
As required by SEC rules, the Funds, their Adviser and Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Funds could buy, they also contain significant safeguards designed to protect the Funds and their shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

The Board has delegated to the Advisor authority to vote proxies on the securities held in the Fund's portfolio. The Board has also approved the Advisor's policies and procedures for voting the proxies, which are set forth in their entirety below.




                    MTB INVESTMENT ADVISORS, INC.
                         PROXY VOTING POLICY

                             INTRODUCTION
      MTB Investment Advisors, Inc. acknowledges that among its duties as a fiduciary to its clients is the obligation to protect the interests of its clients by voting the shares held by its clients' accounts. In order to ensure that shares are voted in all appropriate circumstances, Adviser will exercise voting discretion as to all shares unless voting discretion is specifically reserved for the client or assigned to a third party in the advisory contract. To ensure that shares are voted in a consistent manner and in the best interest of its clients, Adviser has adopted this Proxy Voting Policy.
                    GENERAL STANDARDS AND APPROACH
      Each year, the Adviser receives hundreds of proxy solicitations with respect to voting securities held in client accounts. The matters to be voted upon may be proposals of management or of stockholders, and cover a diverse assortment of complex issues. Whether the interests of shareholders are best served by a vote "for" or "against" a proposal often depends upon the context, the effects that adoption could have on the company's business, and the motivations of the parties making the proposal. These determinations require a considerable investment of time, resources and expertise.
      Given the sheer volume of proxies, and the broad spectrum of issues to be voted upon, the proxy voting process represents a considerable administrative burden. In order to efficiently discharge its duty to vote proxies, Adviser has engaged a third party, Institutional Shareholder Services, Inc. ("ISS") to perform the function of analyzing and providing recommendations on voting proxies.
      ISS is the acknowledged industry leader in assisting institutional shareholders with the types of proxy analysis described above. Adviser has reviewed the policies and considerations applied by ISS in voting proxies and found them to be fully consistent with the policies of Adviser, which are set forth in detail herein. Accordingly, Adviser will generally follow the ISS recommendations in voting proxies.
      In general, Adviser believes that it is in the best interests of its clients to vote its clients' shares so as to promote the alignment of the interests of corporate management with the interests of its shareholders, to improve the accountability of corporate management to its shareholders, to reward good performance by management, and to approve proposals that Adviser believes will result in financial rewards for its clients.
      Adviser reserves the right to override any voting policy stated below when it believes that a vote contrary to a policy would be in the best interest of Adviser's clients. Any vote contrary to a stated policy must be approved by the Trade Management Oversight Committee of the Adviser's Board of Directors, or that Committee's designee. A written summary of the considerations in making the voting decision should be prepared and retained with the records of the proxy.
      Adviser believes that addressing its proxy voting obligations as described in this Proxy Voting Policy will promote the best interests of shareholders, and therefore, will be in the best interests of Adviser's clients.



                        CONFLICTS OF INTEREST


      Adviser may have a conflict of interest in voting a particular proxy. A conflict of interest could arise, for example, as a result of a business relationship with a company, or a direct or indirect business interest in the matter being voted upon, or as a result of a personal relationship with corporate directors or candidates for directorships. Whether a relationship creates a material conflict of interest will depend upon the facts and circumstances.
      The Trade Management Oversight Committee has reviewed a copy of the ISS policies, procedures and practices regarding potential conflicts of interest that could arise in ISS proxy voting services to Adviser as result of business conducted by ISS. The Trade Management Oversight Committee believes that the policies, procedures and practices followed by ISS minimize the potential conflicts of interest by ISS in making voting recommendations to Adviser.
      Whenever a portfolio manager determines that it is in a client's best interest to vote on a particular proposal in a manner other than in accordance with the guidelines set forth in this Proxy Voting Policy, or the policy does not address how to vote on the proposal, the portfolio manager shall present the matter to the Trade Management Oversight Committee, which shall be responsible for evaluating information relating to conflicts of interest in connection with the voting of the client proxy.
      For purposes of identifying conflicts under this policy, the Trade Management Oversight Committee will rely on publicly available information about a company and its affiliates, information about the company and its affiliates that is generally known by employees of Adviser, and other information actually known by a member of the Trade Management Oversight Committee.
      In the event that the Trade Management Oversight Committee determines that Adviser has a material conflict of interest with respect to a proxy proposal, then Adviser shall either:
            1. Vote on the proposal in accordance with the recommendation of the Trade Management Oversight Committee or that committee's designee;
            OR
            2.  Prior to voting on the proposal, either:
            (i) Contact an independent third party (such as another plan fiduciary) to recommend how to vote on the proposal and will vote in accordance with the recommendation of such third party (or have the third party vote such proxy); or
            (ii) Fully disclose the nature of the conflict to the client(s), and obtain the client's consent as to how Adviser will vote on the proposal (or otherwise obtain instructions from the client as to how the proxy on the proposal should be voted).
      Adviser may not address a material conflict of interest by abstaining from voting, unless the Trade Management Oversight Committee (or that committee's designee) has determined that not voting the proxy is in the best interest of a client. However, as indicated above, there may be other circumstances where Adviser determines that refraining from voting a proxy is in the client's best interest and the existence of a material conflict of interest shall not affect such a determination.
      The Trade Management Oversight Committee shall document the manner in which proxies involving a material conflict of interest have been voted by Adviser as well as the basis for any determination that Adviser does not have a material conflict of interest in respect of a particular matter.
ROUTINE MATTERS
VOTING FOR DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS.
Adviser will vote for the candidates nominated by management in uncontested elections unless there is a basis or reason for opposing such candidates, in which event Adviser shall withhold its vote for such candidates.
To the extent practicable, Adviser will consider the following factors when assessing reasons for opposing candidates in uncontested elections and making case-by-case voting determinations in contested elections:
    o Long-Term Corporate Performance Record. When Adviser believes that there has been consistent underperformance by a company, Adviser will consider the potential for effecting change when evaluating incumbent candidates and first-time candidates. As part of this consideration, Adviser will examine the company's financial performance measures, market-based performance measures, S&P Common Stock rankings, and any other applicable performance measures.
    o Composition of the Board and Key Board Committees. Adviser will consider a director to be independent if he or she has no connection to the company other than a board seat. Even if the board member has served on the board for over ten years, he/she will still be considered to be an independent director. Key board committees such as audit, compensation, and nominating committees should be composed entirely of independent directors. Votes for insider directors will normally be withheld if they serve on any of these committees. In addition, votes for inside directors should be withheld in instances where the full board serves as the audit, compensation, or nominating committee or in instances where the company does not have one of these committees.
    o Attendance at Meetings. An incumbent candidate should have attended at least 75 percent of the board and committee meetings. Mitigating circumstances for absenteeism may include the convening of relatively few meetings and other reasonable justifications that are not likely to reoccur.
    o Director's Investment in the Company. Ownership of a significant block of stock is a positive factor because it tends to align the director's interests with those of the shareholders. The lack of any stock holding or a small holding may be a negative factor in the absence of an explanation. Stock ownership should not be a factor in the case of candidates, such as academics or religious leaders, who may be qualified to serve but lack the wealth to buy stock.
    o Retired Chief Executive Officers (CEOs). Nominations of retired CEOs to boards of the companies they headed are generally not favored but may be supported in exceptional circumstances. For example, the nomination of a retired CEO with an outstanding record of performance by a nominating committee composed of independent directors would be viewed more favorably than the nomination of a former CEO with a lackluster performance record by directors who owe their positions to him.
    o Number of Other Board Seats. A candidate generally should not serve on more than four boards at once (except boards of registered investment companies that are a family of funds), especially if he or she holds a regular, full-time position apart from being a director.
    o Other Factors. Any other factor bearing on the qualifications of candidates to serve as directors, including but not limited to conviction of a crime, payment of greenmail, appearance of entrenchment, interlocking directorships, etc., may be considered.
RATIFYING AUDITORS.
Adviser will vote for resolutions to ratify auditors, unless there is reason to believe the independent auditor has rendered an opinion that is neither accurate nor indicative of the company's financial position.

CHANGES IN CORPORATE GOVERNANCE AND SHAREHOLDER RIGHTS
MAJORITY OF INDEPENDENT DIRECTORS.
Adviser will generally vote for shareholder resolutions seeking boards composed of a majority of independent directors.
Adviser will vote for shareholder resolutions seeking board audit committees, compensation committees, and nomination committees composed exclusively of independent directors.
Exceptions to the rule may be made where the board is already sufficiently independent and is fulfilling its fiduciary duty making support of such proposals unnecessary.
STAGGERED VERSUS ANNUAL ELECTIONS.
Adviser will vote for proposals to repeal classified boards and elect all directors annually.
Adviser will vote against proposals to classify boards.
A classified Board is one in which all directors are not elected in the same year; rather the directors' terms of office are staggered. This eliminates the possibility of removing entrenched management at any one annual election of directors.
CUMULATIVE VOTING.
Adviser will vote for proposals to permit cumulative voting in cases where there are insufficient good governance provisions and against in cases where there are sufficient good governance provisions. Adviser will vote against proposals to eliminate cumulative voting. Most corporations provide that shareholders are entitled to cast one vote for each director for each share owned, which is the so-called "one share, one vote" standard. A minority of companies allow cumulative voting, which permits shareholders to distribute the total number of votes they have in any manner they see fit when electing directors. For example, if a shareholder owns 50,000 shares and three director seats are open for election, the shareholder may cast 150,000 votes for one candidate (or otherwise distribute his 150,000 votes as he desires).
While cumulative voting can be an important tool to promote management accountability, the need for such a policy should be evaluated in concert with the company's other governance provisions. If there are other safeguards to ensure that shareholders have reasonable access and input into the process of nominating and electing directors, cumulative voting in not essential. However, it would be necessary for a company's governing documents to contain the following provisions for Adviser to vote against providing for cumulative voting:
(a) Annually elected board;
(b) Majority of board composed of independent directors;
(c) Nominating committee composed solely of independent directors;
(d) Confidential voting (however, there may be a provision for suspending confidential voting during proxy contests);
(e) Ability of shareholders to call special meetings or to act by written consent with 90 days' notice;
(f) Absence of superior voting rights for one or more classes of stock. For example, an unacceptable structure could consist of two classes of stock where Class A stock was entitled to one vote per share and Class B stock was entitled to 10 votes per share;
(g) Board does not have the sole right to change the size of the board beyond a stated range that has been approved by shareholders;
(h) Absence of shareholder rights plan that can only be removed by the incumbent directors (dead hand poison pill);
(i) (Optional) Published statement of board governance guidelines, including a description of the process for shareholders to submit director nominees that ensures valid nominees are considered.
In addition to these desired governance provisions, the company's performance must be comparable to that of its peers or the board must have demonstrated its focus on increasing shareholder value by taking action to improve performance. For example, the board may have recently replaced management or changed strategic direction. PREEMPTIVE RIGHTS.
Adviser will vote on a case-by-case basis regarding shareholder proposals seeking preemptive rights.
Preemptive rights guarantee existing shareholders the first opportunity to purchase shares of new stock issues in the same class they already own and in an amount equal to the percentage of stock they own. While shareholders may not choose to exercise their right, it at least affords them some protection from involuntary dilution of their ownership interest, as well as an opportunity to save a brokerage commission. The absence of these rights could cause stockholders' interest in a company to be reduced by the sale of additional shares without their knowledge and at prices that are unfavorable to them. Generally, we do not believe the cost of implementing preemptive rights is justified by the value added to shareholders. In evaluating proposals on preemptive rights, Adviser will look at the size of the company and the characteristics of its shareholder base.
STOCK OWNERSHIP REQUIREMENTS.
Adviser will vote against shareholder resolutions requiring directors to own a minimum amount of company stock to qualify as a director or remain on the board.
TERM OF OFFICE.
Adviser will vote against shareholder proposals to limit the tenure of outside directors.
AGE LIMITS
Adviser will vote against shareholder proposals to impose mandatory retirement age for outside directors.
DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION. Adviser will vote for proposals for indemnification and liability protection that satisfy the following conditions: (1) the director must have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, (2) such protection does not extend beyond legal expenses to acts involving gross negligence or other violations of the duty of care that exceed reasonable standards, (3) such protection does not extend to acts involving a breach of the duty of loyalty or self dealing, (4) such protection does not limit or eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care; and (5) such protection does not extend to acts involving criminal activity. Adviser will vote against proposals that are overly broad.
SEPARATING CHAIRMAN AND CEO.
Adviser will vote shareholder proposals requiring that the positions of chairman and CEO be held separately on a case-by-case basis.
In cases in which corporate performance is average or better relative to a peer group and market index, Adviser will vote against shareholder proposals to separate the positions. In cases in which performance is below average, Adviser will generally vote for resolutions to separate the positions, especially if the same person has held both positions over a sustained period of underperformance. SHAREHOLDERS' ABILITY TO REMOVE DIRECTORS.
Adviser will vote against proposals that provide that directors may be removed only for cause.
Adviser will vote for proposals to restore shareholder ability to remove directors with or without cause.
Adviser will vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies. Adviser will vote for proposals that permit shareholders to elect directors to fill board vacancies.
Shareholders' ability to remove directors, with or without cause, is either prescribed by a state's business corporation law, an individual company's articles of incorporation, or its bylaws. Many companies have solicited shareholder approval prohibiting the removal of directors except for cause (guilty of self-dealing, fraud, or misappropriation of company assets). This type of prohibition insulates the directors from removal by shareholders even if the director has been performing poorly, not attending meetings, or not acting in the best interest of shareholders. In addition, proposals will often be bundled to contain provisions which specify that if a board vacancy exists, only the continuing directors may appoint new directors to fill the vacancies, further insulating the board by allowing directors to fill a vacancy of a board member removed by shareholders.
SHAREHOLDERS' ABILITY TO CALL SPECIAL MEETINGS.
Adviser will vote against proposals to restrict or prohibit shareholder ability to call special meetings.
Adviser will vote for proposals that remove restrictions on the right of shareholders to call special meetings independently of management.
According to the Institutional Shareholder Services, Inc. (ISS) database, most state corporation statutes allow shareholders to call a special meeting when they want to take action on certain matters that arise between regularly scheduled annual meetings. The laws in some states vest corporations with the discretion to limit or deny altogether the right of shareholders to call a special meeting. States that provide this right may require that the shareholder proponent, or group of shareholders, own a specified percentage of the outstanding shares (10 percent is a common requirement) to bring the proposal for a special meeting to a shareholder vote. The percentage of shareholder votes required to force the corporation to call a special meeting varies from state to state. ISS reports that 129 of the S&P 500 companies either do not provide for the right of shareholders to call special meetings or place voting restrictions on the right. The remaining 371 companies allow the right to call special meetings.
Special meetings give shareholders the ability to take such actions as removing directors, initiating a shareholder resolution, or responding to a beneficial offer if the bidder cannot call a special meeting, without having to wait for the next scheduled meeting. The inability to call a special meeting could be detrimental to the interests of shareholders.
The most common management proposals regarding special meetings seek higher vote requirements to call special meetings or elimination of the right to special meetings. These management proposals also may contain supermajority voting requirements for the amendment of special meeting restrictions, which effectively lock the restrictions in place. Shareholder resolutions regarding special meetings typically call for the restoration or expansion of the right to call special meetings.

SHAREHOLDERS' ABILITY TO ALTER THE SIZE OF THE BOARD.
Adviser will vote for proposals that seek to fix the size of the board.
Adviser will vote against proposals that give management the ability to alter the size of the board without shareholder approval. SHAREHOLDERS' ABILITY TO ACT BY WRITTEN CONSENT.
Adviser will vote against proposals to restrict or prohibit shareholders from taking action by written consent.
Adviser will vote for proposals to allow or make easier shareholder action by written consent.
A consent solicitation is similar to a proxy solicitation: consents are mailed to shareholders for their vote and signature, and they are then delivered to management. The only procedural difference is that the consent process ends with delivery of the consents. If enough consents are returned, the subject of the consent is deemed ratified. By contrast, a proxy solicitation must end with a meeting because proxy cards merely authorize the indicated "proxy" to cast a vote at a shareholder meeting. A signed consent is itself a final vote and, as such, does not require a vote by proxy at a shareholder meeting.
Consent solicitations can be advantageous to both shareholders and management because the process is less expensive than holding a physical meeting, and shareholders can simply respond to the proposal by mail. Institutional Shareholder Services, Inc. (ISS) reports that 350 of the S&P 500 companies allow shareholder action by written consent. The remaining 150 companies either do not allow action by written consent or place restrictions on such action.
Many states require a unanimous shareholder vote for the subject of a consent solicitation to become effective, according to ISS. In other states, consent subjects are ratified if the consent vote matches the ratification vote required at a shareholder meeting. Detractors of the ability to act by written consent argue that since shareholders are not required to provide advance notice to the SEC of their intention to take action by written consent, a consent solicitation aimed at replacing a board or other takeover measure can be inherently coercive because it does not allow shareholders enough time to evaluate their actions properly. Shareholder rights advocates counter that institutional investors possess the expertise and resources to evaluate a consent solicitation in the allotted time.
PROXY CONTESTS
VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS.
Contested elections involving the nomination of an entire board of directors in opposition to the current board (hostile takeover) or the nomination of a minority of directors in opposition to the management slate (proxy contest) shall be voted on a case-by-case basis with the vote determined by the Adviser's Trade Management Oversight Committee or that Committee's designee.
Among the relevant considerations for a determination of the vote are the overall long-term financial performance of the target company, management's track record, background of the proxy contest, qualifications of director nominees, evaluation of the positions of both sides and likelihood of accomplishing proposed objectives, and stock ownership holdings.
REIMBURSING PROXY SOLICITATION EXPENSES.
Adviser will vote shareholder proposals that provide for full reimbursement for dissidents waging a proxy contest on a case-by-case basis.
Generally, the reimbursement system is currently biased as reimbursement for incumbents is rarely denied with reimbursement of dissidents only being paid if they gain control of the company. Factors to be considered in determining how to vote include the identity of persons who will pay solicitation expenses, estimated total cost of solicitation, total expenditures to date, fees to be paid to proxy solicitation firms, and the terms of a proxy contest settlement, if applicable. If the request for reimbursement is after the proxy contest, consider the percentage of the votes captured by the dissidents and management, the issues involved, and the expected benefits resulting from the proxy contest as well as the total amount requested in efforts to estimate a reasonable cost for lawyer fees, professional solicitors, investment bankers, travel costs, mailing and printing.


COMPENSATION
EXECUTIVE COMPENSATION PLANS.
Adviser will vote on stock option plans, incentive plans, and other executive compensation plans on case-by-case determinations of reasonableness.
Adviser will evaluate executive compensation plans by measuring shareholder value transfer (SVT) using a Binomial Model developed by Institutional Shareholder Services (ISS), which is a variation of the widely known Black-Scholes mathematical option pricing formula and allows for the possibility of early option exercise and other characteristics unique to nonpublicly traded options, and voting power dilution (VPD). Voting power dilution is the relative reduction in voting power as stock-based incentives are exercised and existing shareholders' proportional ownership in a company is diluted. SVT and VPD, as calculated by ISS, are compared to an industry-specific, market cap-based benchmark (allowable cap) calculated by ISS. If SVT and VPD are less than the allowable cap, Adviser will generally vote in favor of the plan; if SVT and VPD are greater than the allowable cap, Adviser will generally vote against the plan. Although no single factor below may be dispositive of a voting determination, other factors to be considered are as follows:
    o Option Exercise Price. Adviser does not favor option exercise prices for executives that are less than 100 percent of fair market value at the grant date.
    o Replacing or Repricing Awards or Grants. Adviser does not favor stock option plans with provisions that allow the repricing of options already granted at a lower exercise price or that allow participants to swap options already granted for lower priced options. (This policy relates to so-called "underwater" options, for which the stock price has dropped below the exercise price.) An exception may be considered if the decline in stock price results from a market phenomenon rather than company-specific poor performance.
    o Omnibus or Blank Check Stock Plans. Adviser does not favor "omnibus" or "blank check" stock plans that give directors broad discretion to decide how much and what kind of stock to award, when to make awards, and to whom the awards should be made. (Omnibus plans authorize five or more different types of awards.)
    o Pyramiding. Adviser generally does not favor "pyramiding," a cashless form of stock option exercise that permits the payment for stock options with previously owned, appreciated shares in successive, short-term transactions, thus pyramiding a small stock holding into a larger holding.
    o Stock Appreciation Rights. Adviser does not favor stock appreciation rights, which allow the recipient to collect, in cash, the difference between the exercise price and the market price of an option without having to make a personal cash outlay to exercise the option.
    o Reload Options (also termed Restoration Options, Incremental Stock Ownership, or Accelerated-Ownership Options). Adviser does not favor reload stock options, which is a compensation scheme that grants a new option for each exercise of a plan participant's stock options. Reloads come into play only when an option holder pays to exercise with stock; the new option is granted for shares turned in, at the current market price. The risk that a plan participant will not have captured the highest stock price is eliminated because every time an option is exercised, another option replaces the exercised option. This enables the participant to continue to realize all the upside potential inherent in the original stock option grant.
    o Restricted Stock. Adviser does not favor grants of stock that are subject to restrictions but cost the recipient little or nothing and are not aligned with performance goals. Such shares are usually subject to forfeiture if the recipient leaves the company before a specified period of time. The restrictions usually lapse over three to five years, during which time the recipient cannot sell his shares but is typically entitled to vote the stock and receive dividends.
    o Change of Control Features. Adviser does not favor stock option
      --------------------------
      plans that incorporate provisions for acceleration or cash-out upon a change in control of the company (e.g., mergers and acquisitions).
    o Loans to Executives. Adviser generally does not favor allowance of corporate loans to company officers for the purpose of buying stock, especially if the loans are at subsidized interest rates.
    o Amendments. Adviser does not favor plans that authorize the Board of Directors or its Compensation Committee to materially amend a plan without shareholder approval.
DIRECTOR COMPENSATION.
Adviser will vote for director compensation plans on a case-by-case basis.
Adviser favors director compensation plans that include a large component of stock-based compensation in proportion to the cash component. The same factors for assessing the reasonableness of executive compensation plans may be applied to director compensation proposals.

SHAREHOLDER PROPOSALS TO LIMIT EXECUTIVE AND DIRECTOR PAY.
Adviser will vote for shareholder proposals to limit executive and director compensation on a case-by-case basis.
Adviser will vote for shareholder proposals seeking additional disclosure of executive and director pay information that is relevant to voting determinations under this policy.
The policy considerations identified above for voting determinations on executive compensation plans may be relevant to determinations on shareholder proposals to limit executive and director compensation. Adviser opposes shareholder proposals that impose arbitrary limits on compensation.
GOLDEN AND TIN PARACHUTES.
Adviser will vote for shareholder proposals to submit golden and tin parachutes to shareholders for ratification.
Adviser will vote on a case-by-case basis for proposals to ratify or cancel golden or tin parachutes.
Management occasionally will propose a compensation plan that is triggered by both a change in control of the company (e.g., hostile takeover or merger) and termination of employment. These plans are commonly known as "golden parachutes" in the case of top management and "tin parachutes" in the case of middle management and other non-highly compensated employees. Shareholders should be allowed to vote on all plans of this type. Adviser will vote against parachute proposals that can be triggered by a mechanism or procedure that is within the control of management or that exceed three times the annual base salary and bonus of the recipients. The fact that a proposal includes reasonable provisions for guaranteed retirement and other benefits should not be viewed negatively.
EMPLOYEE STOCK OWNERSHIP PLANS (ESOP).
Adviser will vote for proposals seeking shareholder approval to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is excessive (i.e., usually greater than 5 percent of the outstanding shares).
ESOPs are stock bonus plans, or combinations of stock bonus plans and money purchase pension plans, which qualify under the Internal Revenue Code of 1986, ERISA, and other statutory and regulatory requirements. The plans are designed to defer a portion of current employee income for retirement purposes.
EMPLOYEE STOCK PURCHASE PLANS.
Adviser will vote for proposals with an offering period of 27 months or less and voting power dilution (VPD) of ten percent or less and will vote against all other proposals.
Employee stock purchase plans give employees an opportunity to purchase stock (usually at a discount to market), primarily through payroll deductions. Such plans can lead to greater commitment from employees, provide performance incentives, and allow workers to share in the growth potential of their employer.
401(k) EMPLOYEE BENEFIT PLANS.
Adviser will vote for proposals to implement 401(k) savings plans for employees.
MERGERS AND CORPORATE RESTRUCTURINGS
MERGERS AND ACQUISITIONS.
Adviser will normally vote with management when a corporation is merging with, or into, or acquiring, or being acquired by another firm or company on a friendly basis. Hostile bids will be considered on a case-by-case basis.
Adviser's vote on proposed mergers or acquisitions should promote the long-term financial interest of its clients' accounts. Among the factors to be considered are:
    o existence of clear, long-term benefits to shareholders, such as demonstrable stock price appreciation;
    o whether a "fairness opinion" has been issued and, if so, its quality and the credibility of the provider;
    o anticipated financial and operating benefits, including synergies to be obtained, if any;
    o offer price;
    o preservation or elimination of shareholder rights;
    o whether insiders would acquire control blocks of stock or receive excessive compensation or takeover cash-outs;
    o other options that may be available.

ASSET SALES.
Adviser will vote for asset sales that yield reasonable value and that serve a stated corporate purpose, such as debt reduction, shedding an unprofitable business, elimination of diseconomies of scale or negative synergies, raising needed capital, etc.
Asset sales are often accompanied by an investment banker's opinion that compares the sale transaction with similar deals. The market response to the announcement of a proposed asset sale may also provide an indication of its effect on shareholders.

SPIN-OFFS.
Adviser will vote for spin-offs that add economic value to its clients' investment.
A spin-off is a corporate strategy that divides a segment or division of a large company into a separate corporate entity, the shares of which are distributed to existing shareholders as a bonus or dividend. By way of example, a corporation may spin off a business that is unprofitable or distracts from its core business. Among the factors that should be considered are the following:
    o tax and regulatory advantages;
    o market reaction to the announcement of proposed spin-off;
    o effects of spin-off on parent company;
    o planned use of sale proceeds;
    o managerial incentives that promote entrepreneurial behavior and better control over operations; and
    o possible motivation to thwart takeover attempts.
LIQUIDATIONS.
Adviser will vote on liquidations on a case-by-case basis after considering management's efforts to pursue other alternatives, the appraisal value of the assets, and the compensation plan for the executives managing the liquidation.
Although obviously not good news for long-term investors, a voluntary liquidation is generally more attractive for shareholders than either a bankruptcy or an offer for the company as a whole that is less than the value of its assets.
APPRAISAL RIGHTS.
Adviser will vote for proposals to restore or confer rights of appraisal.
Mergers and other corporate restructuring transactions are subject to appraisal rights in many states. Rights of appraisal provide shareholders that are not satisfied with the terms of certain corporate transactions the right to demand a judicial review to determine a fair value for their shares.
Appraisal rights also serve another important interest. If a majority of shareholders approve a given transaction, the exercise of appraisal rights by a minority shareholder will not necessarily prevent the transaction from taking place. If a small minority of shareholders succeed in obtaining what they believe to be a fair value, appraisal rights may benefit all shareholders. The downside of appraisal rights is that if enough shareholders dissented and the courts found that a transaction's terms were unfair, appraisal rights could prevent a transaction that other shareholders had already approved.
Unless a shareholder is certain that his stock is substantially undervalued in, for example, a merger transaction, initiating the appraisal process would not be worth the time, trouble, and expense. The dissenting shareholder also faces the possibility that he will receive less for his shares than the nondissenting group, which has happened.
BLANK CHECK PREFERRED STOCK.
Adviser will vote against proposals authorizing creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).
Adviser will vote for proposals to create blank check preferred stock in cases where the company expressly states that the stock will not be used as a takeover defense or carry superior voting rights.
Adviser will vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.
Adviser will vote against proposals to increase the number of blank check preferred shares authorized for issuance when no shares have been issued or reserved for a specific purpose.
Adviser will vote case-by-case on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.
Preferred stock is technically an equity security, but has certain features which liken it to debt instruments, such as fixed dividend payments, seniority of claims status over common stock and, in most cases, no voting rights (except on matters that affect the seniority of preferred stock as a class). The terms of "blank check" preferred stock give the board of directors the power to issue shares of preferred stock at their discretion--with voting, conversion, distribution, and other rights to be determined by the board at the time of issue.

SHAREHOLDER PROPOSALS REGARDING BLANK CHECK PREFERRED STOCK.
Adviser will vote for shareholder proposals to have blank check preferred stock placements, other than those issued for the purpose of raising capital or making acquisitions in the normal course of business, submitted for shareholder ratification.
DEBT RESTRUCTURINGS.
Adviser will vote on proposals to increase common and/or preferred stock and to issue shares as part of a debt restructuring on a case-by-case basis.
Factors which Adviser will consider when review debt restructurings proxies include dilution of ownership interest, change in control of the company, and potential for the company to go bankrupt should the restructuring not be approved.

TENDER OFFER DEFENSES
SHAREHOLDER RIGHTS PLANS ("POISON PILLS").
Adviser will vote for shareholder proposals calling for a company to submit its poison pill for shareholder ratification.
Adviser will generally vote against management proposals to adopt poison pills and for shareholder proposals to eliminate such poison pills.
Adviser may consider supporting a poison pill if the following factors are present:
    o 20% or higher flip-in level (a flip-in provision provides that shareholders of the target company are given the right to purchase, at a discount, shares of their own company should the acquirer surpass a specified ownership threshold);

    o sunset provisions of five years or less;
    o shareholder redemption feature: If the board refuses to redeem the pill 90 days after an offer is announced, ten percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill; and

    o no dead-hand or no-hand features.
FAIR PRICE PROVISIONS.
Adviser will vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
Adviser will vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares. Standard fair price provisions require that, absent board or shareholder approval of the acquisition, a bidder for the company must pay the remaining shareholders the same price for their shares as was paid to buy the control shares (usually between 5 to 20 percent of outstanding shares) that triggered the provision. This requirement tends to make the cost of acquisition prohibitively expensive. An acquirer may avoid such a pricing requirement by obtaining the support of at least a majority of disinterested shares (fair price provisions often require a supermajority vote requirement that may effectively prevent an acquirer from obtaining relief from shareholders).
GREENMAIL.
Adviser will vote for proposals to adopt antigreenmail charter or bylaw amendments or to otherwise eliminate a company's ability to make greenmail payments.
Adviser will vote on a case-by-case basis regarding antigreenmail proposals when they are bundled with other charter or bylaw amendments.
Greenmail payments are targeted stock repurchases by management from a party seeking control of the company, usually at a substantial premium over the market value of the shares.
PALE GREENMAIL.
Adviser will generally vote on a case-by-case basis for restructuring plans that involve the payment of pale greenmail.
Pale greenmail is nothing more than an effort by management and greenmailers to disguise the true nature of their transaction behind the veil of a restructuring or public share acquisition (as opposed to a targeted share acquisition). In general, the company will acquire all the shares of a certain shareholder(s) and then buy back a percentage of the remaining shares outstanding at an amount equal to or greater than the purchase price of the investor who targeted the company. Normally, this will result in a drop in the share value following the transaction that is greater than any premium received. However, since pale greenmail is typically disguised as part of a restructuring effort, it is not easily discovered. Even when discovered, the benefits to the proposed restructuring may outweigh the negative effects of the proposed share repurchase. Therefore, Adviser will evaluate restructuring plans that include the payment of pale greenmail on a case-by-case basis.
UNEQUAL VOTING RIGHTS.
Adviser will vote against proposals that would create different classes of stock with unequal voting rights, such as dual class exchange offers and dual class recapitalizations.
Adviser adheres to the "one share, one vote" philosophy: all holders of common equity must be treated equally.


SUPERMAJORITY VOTE REQUIREMENTS.
Adviser will vote against management proposals to require a supermajority shareholder vote to approve charter or bylaw amendments or to approve mergers and other significant business combinations.
Adviser will vote for shareholder proposals to lower such supermajority requirements.
WHITE SQUIRE PLACEMENTS.
Adviser will vote for shareholder proposals to require approval of blank check preferred stock issues for other than general corporate purposes.
White Squire Placements are placements of large blocks of corporate securities, or blank check preferred stock, with friendly third parties. This practice was followed by a series of placements done before a tender offer was threatened - the white squire placement - either to a private investor, a company's ESOP, another corporation or to an investment fund. These placements may possibly dilute existing shareholders' equity and voting positions.
PROPOSALS DESIGNED TO DISCOURAGE MERGERS AND ACQUISITIONS IN
ADVANCE.
Adviser will generally vote against proposals that direct board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids, unless the Adviser's investment mandate from the client directs Adviser to consider social implications of the account's investments.
These provisions direct Board members to weigh socioeconomic and legal as well as financial factors when evaluating takeover bids. This catchall apparently means that the perceived interests of customers, suppliers, managers, etc. would have to be considered along with those of the shareholder. These proposals may be worded:
"amendments to instruct the Board to consider certain factors when evaluating an acquisition proposal." Directors are elected primarily to promote and protect shareholder interests. Directors should not allow other considerations to dilute or deviate from those interests.
STATE TAKEOVER STATUTES.
Adviser will vote for proposals to opt out of state takeover statutes (control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, and disgorgement provisions) that are harmful to the long-term interests of shareholders.
Control Share Acquisition Statutes are a prevalent form of state-sponsored antitakeover legislation. Such statutes function by denying shares their voting rights when they contribute to ownership in excess of certain thresholds (e.g., for Pennsylvania companies, those thresholds are 20%, 33%, and 50%). Voting rights for those shares exceeding ownership limits may only be restored by approval of either a majority or supermajority of disinterested investors. Control Share Cash-Out Statutes give dissident shareholders the right to "cash-out" of their position in a company at the expense of the shareholder who has taken a control position. In other words, when an investor crosses a preset threshold level, remaining shareholders are given the right to sell their shares to the acquirer, who must buy them at the highest acquiring price. Freezeout Provisions force an investor who surpasses a certain ownership threshold in a company (usually between ten percent and 20 percent) to wait a specified period of time (usually two to five years) before gaining control of the company.
Fair Price Provisions contain a requirement that board and shareholder approval be obtained for all takeover bids that do not meet predetermined fair price standards.
Stakeholder laws permit directors, when taking action, to weigh the interests of constituencies other than shareholders - including bondholders, employees, creditors, customers, suppliers, the surrounding community, and even society as a whole - in the process of corporate decision making. In other words, such laws allow directors to consider nearly any factor they deem relevant in discharging their duties.
Disgorgement Provisions require that an acquirer or potential acquirer of more than a certain percentage of a company's stock pay back, or disgorge to the company, any profits realized from the sale of that company's stock purchased 24 months before achieving control status. All sales of company stock by the acquirer occurring within a certain period of time (between 18 months and 24 months) prior to the investor's gaining control status are subject to these recapture-of-profit provisions.
Antitakeover laws tend to entrench management by making it difficult to effect a change in control of the corporation. Such laws are often not in the best interests of the institutional investor because they decrease the chances of realizing full shareholder value.

MISCELLANEOUS CORPORATE GOVERNANCE ISSUES
SHARE REPURCHASE PROGRAMS.
Adviser will vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
REDUCING PAR VALUE OF COMMON STOCK.
Adviser will vote for management proposals to reduce the par value of common stock.



STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS.
Adviser will vote for management proposals to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance given a company's industry and performance in terms of shareholder returns.
REVERSE STOCK SPLITS.
Adviser will vote for management proposals to implement a reverse stock split when the number of shares will be proportionately reduced or to avoid delisting.
Adviser will vote case-by-case on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue.
A reverse stock split is an exchange of a greater number of shares for a lesser number to increase the share price. The objective typically is to place the company's shares in an optimal trading range.
How could the number of authorized common shares increase to more than 100 percent of existing authorized shares in a reverse stock split, which should reduce the number of shares of common stock? Many companies reduce the number of outstanding shares of common stock through a reverse stock split but fail to reduce proportionately the number of shares authorized for issue. The result may effectively be a large increase in authorized share, in which case Adviser will evaluate the proposal as if it were a request for additional authorized shares. In extraordinary cases, Adviser will approve an increase in authorized shares resulting from a reverse split which would create a number of available shares in excess of the threshold amount if delisting of the company's stock is imminent and would result in greater harm to Adviser than the excessive share authorization.

INCREASE AUTHORIZED COMMON STOCK.
Adviser will vote case-by-case on proposals to increase the number of shares of common stock authorized for issuance after analyzing the company's industry and performance in terms of shareholder returns.


Adviser will vote against proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Authorized common shares allow management to issue new stock in the future for ordinary business purposes such as raising new capital, funding stock compensation programs, funding business acquisitions, implementing stock splits, and paying stock dividends. (By contrast, outstanding common shares are the common stock that has been issued by the company.) Corporations typically request a large enough number of authorized shares to provide for projected needs as well as for unexpected financing needs and unanticipated opportunities. Continually seeking shareholder approval of additional stock authorizations each time a need to issue shares for ordinary business purposes arises would be costly and impractical.
When faced with a request to increase authorized common shares, Adviser will examine the number of shares available for issuance (shares not outstanding and not reserved for issuance) as a percentage of the total number of authorized shares after giving effect to the requested increase. Adviser recognizes that patterns of utilization of authorized common shares vary from industry to industry. Within a given industry, companies that have posted superior shareholder returns should be given more latitude with respect to capital stock increases than lesser-performing companies. Companies that have used authorized shares for stock splits and stock option plans with reasonable levels of dilution and value transfer should be given further leeway.
Institutional Shareholder Services (ISS) compiles data on common stock proposals for companies comprising 98 percent of the investable U.S. equity market. Companies are classified into one of ten peer groups, and ISS divides companies within each peer group into four quartiles based on three-year total shareholder returns. An 11th peer group is designated for rapidly growing companies whose shares have recently become publicly traded. An "allowable increase" for a company is set within each quartile, with the largest allowable increases for top quartile performers and the smallest for bottom quartile companies. This allowable increase represents the maximum permitted number of available shares as a percentage of authorized shares after giving effect to the requested increase. Adviser recommends votes against proposals to increase the number of authorized common shares when the available shares on a post-increase basis exceeds the allowable increase. Proposals to increase authorized common shares are supported when the available shares after giving effect to the increase falls within the allowable increase. Adviser recommends votes for increases beyond the allowable increase when a company's shares are on the verge of being delisted or if a company's ability to continue as a going concern is uncertain.

CHANGING CORPORATE NAME.
Adviser will generally vote for management proposals to change the corporate name.
REINCORPORATION PROPOSALS.
Adviser will generally vote for reincorporation proposals that are supported by sound business reasons and that do not significantly reduce shareholder rights or management accountability; otherwise, Adviser will generally vote against reincorporation proposals. CONFIDENTIAL VOTING.
Adviser will vote for proposals calling for corporations to adopt confidential voting, use independent vote tabulators, and use independent inspectors of election.
EQUAL ACCESS.
Adviser will vote for shareholder proposals that would allow significant shareholders equal access to management's proxy material
(i) to evaluate and propose voting recommendations on proxy proposals and director nominees or (ii) to nominate their own candidates to the board.
Equal access proposals seek to include a shareholder's perspective within the company's proxy statement. These proposals are designed to "even the playing field" in the proxy system by providing large company shareholders opportunity to discuss in the proxy statement the merits of management's director nominees, nominate and profile director candidates, and discuss other management-sponsored proposals.
BUNDLED PROPOSALS.
Adviser will vote on bundled proposals on a case-by-case basis, voting for bundled proposals of which the combined effect is positive and against all others.
A bundled proposal refers to any proxy proposal that includes a number of separate elements. Some bundled proposals are fair and straightforward, involving various elements that belong together both logically and functionally. However, certain bundled proxy proposals combine unrelated issues that should be presented as separate voting items. Some companies have deliberately used these types of proposals to manipulate the vote in order to pass a questionable proposal by bundling it with a proposal(s) that would likely pass on its own - a strategy similar to the use of riders and amendments in legislative packages.
SHAREHOLDER ADVISORY COMMITTEES.
Adviser will vote on proposals to establish shareholder advisory committees on a case-by-case basis after consideration of the potential benefits and disadvantages of the proposals.
ANNUAL MEETING LOCATION.
Adviser will normally vote against shareholder proposals to hold annual meetings somewhere other than where management desires. DISCLOSURE.
Adviser will vote against proposals that would require any kind of government-related disclosure, such as the release of information on a corporation's military contracts, or any other unnecessary disclosure of business records.
investment company PROXIES
This section of the proxy guidelines relates to both open-end and closed-end investment companies. Open-end investment companies have no set limit on the number of shares they may issue. The value of an open-end fund's shares is determined solely by dividing the value of that fund's portfolio by the number of shares outstanding. Closed-end funds, on the other hand, have a capital stock structure akin to that of operating companies, as the number of shares they may issue is fixed. The shares of these funds trade on an exchange like other stocks and may be more or less valuable than the value of the fund's portfolio. The primary advantage of closed-end funds is that (1) they can be fully invested with far fewer liquidity concerns; and (2) they do not have to maintain the same level of liquidity as open-end funds, which must be able to redeem shares at the request of their investors. At the time this Proxy Voting Policy was adopted, Adviser did not manage any closed-end funds. However, issues relevant to closed-end funds are covered for the sake of completeness.
There are a few proxy issues that relate specifically to closed-end funds. Those will be noted below.
ELECTION OF DIRECTORS.
Adviser votes on director nominees will be evaluated on a case-by-case basis, considering the following factors: board structure; director independence and qualifications; compensation of directors within the fund and family of funds; and, attendance at board and committee meetings.
Adviser will generally follow the same criteria used in the election of directors for a publicly traded corporation as discussed above. APPROVE NEW CLASSES OR SERIES OF SHARES
Adviser will vote for the establishment of new classes or series of shares.



INVESTMENT ADVISORY AGREEMENTS.
Adviser will vote investment advisory agreements on a case-by-case basis, considering the following factors: proposed and current fee schedules; fund category/investment objective; performance benchmarks; investment performance compared with peers; and magnitude of fee increase.
Issues that can come up in these proxies are advisory fees, which will be evaluated based on the proposed fee change as it relates to variations in asset size, the fee change relative to fund performance, the fee structure of peers, and the nature of the fund's investment profile. Another issue is changing advisors from the fund to a subsidiary of the advisers or changing the advisory agreement due to a change in the structure or purpose of the fund. CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL RESTRICTION
Adviser will vote proposals to change a fundamental restriction to a nonfundamental restriction on a case-by-case basis, considering the following factors: the fund's target investments; the reasons given by the fund for the change; and, the projected impact of the change on the portfolio.
Fundamental investment restrictions are limits proscribed in the fund's charter document that determine the investment practices of the fund. Such restrictions may only be amended or eliminated with shareholder approval. Nonfundamental investment restrictions, by contrast, may be altered by the board of trustees.
CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL
Adviser will vote proposals to change a fund's fundamental investment objective to nonfundamental on a case-by-case basis. Although it is generally undesirable for funds to change their investment objective arbitrarily, it may be acceptable to avoid the expense and uncertainty of future shareholder votes if the ability of the fund to thereafter change its objective is subject to reasonable limits and oversight by the Board.
CHANGE IN FUND'S SUBCLASSIFICATION
Adviser will vote changes in a fund's subclassification on a case-by-case basis, considering the following factors: potential competitiveness; current and potential returns; risk of concentration; and, consolidation in target industry.
Occasionally a fund will seek shareholder approval to change its subclassification from a diversified to a nondiversified investment fund under the Investment Company Act of 1940. The fund's manager recommends such a change because it believes that the diversification requirements of the Act are constraining and that the fund's performance could benefit from the change.
NAME CHANGE PROPOSALS
Adviser will vote name change proposals on a case-by-case basis, considering the following factors: political/economic changes in the economic market; bundling with quorum requirements; bundling with asset allocation changes; and, consolidation in target market. CHANGES TO THE CHARTER DOCUMENT
Adviser will vote changes to the charter document on a case-by-case basis, considering the following factors: the degree of change implied by the proposal; the efficiencies that could result; and regulatory standards and implications.
CHANGE THE FUND'S DOMICILE
Adviser will vote fund reincorporations on a case-by-case basis, considering the following factors: regulations of both states; required fundamental policies of both states; and, increased flexibility available.
CONVERT CLOSED-END FUND TO OPEN-END FUND [CLOSED-END FUNDS ONLY] Adviser will vote conversion proposals on a case-by-case basis, considering the following factors: past performance as a closed-end fund; market in which fund invests; measures taken by the board to address the discount; and, past shareholder activism, board activity, and votes on related proposals.
PREFERRED STOCK PROPOSALS [CLOSED-END FUNDS ONLY]
Adviser will vote the authorization for or increase in preferred shares on a case-by-case basis, considering the following factors: stated specific financing purpose; other reasons management gives; and, possible dilution for common shares.
PROXY CONTESTS
Adviser will vote proxy contests on a case-by-case basis, considering the following factors: past performance; market in which the fund invests; measures taken by board to address the issue; and, past shareholder activism, board activity, and votes on related proposals.
DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION
Adviser will vote dispositions of assets/terminations/liquidations on a case-by-case basis, considering the following factors: strategies employed to save the company; the company's past performance; and, the terms of the liquidations.


AUTHORIZE BOARD TO HIRE/TERMINATE SUBADVISERS WITHOUT SHAREHOLDER
APPROVAL
Adviser will generally vote on a case-by-case basis with regard to proposals authorizing the board to hire/terminate subadvisers without shareholder approval.
A fund is not currently permitted to make such changes without obtaining an exemptive order, containing specific limitations and representations, from the Securities and Exchange Commission, the terms of which restrict the fund's ability to hire/terminate subadvisers arbitrarily.
DISTRIBUTION AGREEMENTS.
Adviser will generally vote for proposed distribution agreements as long as the agreements do not call for an excessive fee rate. Distribution Agreements provide for what is commonly known as Rule 12b-1 fees, which are paid from net assets used to promote the sale of the fund's shares. These fees provide a means of allowing the fund to increase asset size and realize economies of scale. MASTER-FEEDER STRUCTURE
Adviser will vote for the establishment of a master-feeder structure or the investment of fund assets in an affiliated fund. Master-feeder structures allow the fund to invest its assets in a pooled portfolio with funds having similar investment objectives. Generally, these types of arrangements lead to certain economies of scale and result in reduced operating costs and, ultimately, enhanced shareholder value. Investments in an affiliated fund may benefit investment performance and are subject to SEC rules against excessive compensation.

MERGERS
Adviser will vote merger proposals on a case-by-case basis, considering the following factors: the resulting fee structure; the performance of both funds; and continuity of management personnel. SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT Adviser will vote against the establishment of a director ownership requirement.
Adviser is generally in favor of director ownership of fund shares. However, in large fund complexes, it may be impractical or undesirable for directors to own shares of each fund in the complex. Therefore, Adviser believes that the terms of such a policy should be determined by the board in conjunction with the fund's management and sponsor.
SHAREHOLDER PROPOSALS TO REIMBURSE SHAREHOLDER FOR EXPENSES INCURRED Adviser will vote on the reimbursement of expenses on a case-by-case basis.
SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISER
Adviser will vote shareholders proposals to terminate the investment adviser on a case-by-case basis, considering the following factors: performance of the fund's NAV; and, the fund's history of shareholder relations.
SOCIAL AND ENVIRONMENTAL ISSUES.
Adviser will generally abstain from voting on proposals dealing with other social and environmental issues in instances in which the best economic interests of Adviser's clients will not be affected positively or negatively by the determination of such an issue, unless the Adviser's investment mandate from the client directs Adviser to follow a socially responsible investment strategy, in which case the Adviser vote such matters on a case-by-case basis. In situations in which the proposal would positively affect the economic interests of Adviser's clients, Adviser will generally vote for the proposal. Conversely, in situations in which the proposal would negatively affect the economic interests of Adviser's clients,
Adviser will generally vote against the proposal.   Where the
Adviser is mandated to follow a socially responsible investment strategy, Adviser will weigh the comparative benefits to shareholders against the social interest that would be served by the proposal.
Adviser may consider the following in analyzing shareholder social proposals:

>> whether adoption of the proposal would have either a positive or negative impact on the company's short-term or long-term share value;

>>   the percentage of sales, assets, and earnings affected;

>> the degree to which the company's stated position on issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

>> whether the issues presented should be dealt with through government action or through company-specific action;

>> whether the company has already responded in some appropriate manner to the request embodied in the proposal;

>> whether the company's analysis and voting recommendation to shareholders is persuasive;

>>   what other companies have done in response to the issue;

>>   whether the proposal itself is well framed and reasonable;

>> whether implementation of the proposal would achieve the objectives sought in the proposal; and

>> whether the subject of the proposal is best left to the discretion of the board.

PROXY VOTING REPORT
A report on "Form N-PX" of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available without charge on the SEC website at http://www.sec.gov and through the Trust's Internet site. Go to www.mtbfunds.com; select "Proxy Voting Record" to access the link to Form N-PX.


BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Advisor looks for prompt execution of the order at a favorable price. The Advisor will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Advisor makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

Investment decisions for the Funds are made independently from those of other accounts managed by the Advisor. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Advisor to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

On April 30, 2004, the following Funds owned securities of the following regular broker/dealers:



Money Market Fund - Morgan Stanley - $90,000,000.

Short Term Corporate Bond Fund - BankBoston Capital Trust III - $238,183; Credit Suisse First Boston USA, Inc. - $1,000,600; Bear Stearns Cos., Inc. - $1,649,546; Lehman Brothers Holdings, Inc. - $1,043,230; Washington Mutual Finance Corp. - $1,066,690; Citigroup, Inc. - $1,023,260; MBNA America Bank, NA - $533,600; BankBoston Corp. - $1,064,530; Household Finance Corp. - $532,980; Merrill Lynch & Co., Inc. - $1,059,250; Morgan Stanley - $1,066,010;
American Express Co. - $1,800,725; Goldman Sachs Group, LP - $631,586; Bank of America Corp. - $1,053,550; and MBNA Corp. - $330,522.

U.S. Government Bond Fund - Goldman Sachs Group, Inc. - $1,057,386.

Intermediate Term Bond Fund - Wachovia Corp. - $5,438,460; Lehman Brothers Holdings, Inc. - $716,934; Citigroup, Inc. - $2,122,660; Bear Stearns Cos, Inc. - $917,974; Morgan Stanley - $533,975; Bank One Corp. - $1,560,958; Bank of America Corp. - $1,671,917; Fleet National Bank - $1,412,030; and Goldman Sachs Group, Inc. - $1,249,638.

Income Fund - Lehman Brothers Holdings, Inc. - $2,376,033; Merrill Lynch & Co., Inc. - $1,447,172; and Goldman Sachs Group, Inc. -
$2,118,321.

Balanced Fund - Morgan Stanley - $3,083,400.

Equity Income Fund - Citigroup, Inc. - $2,164,050.

Large Cap Value Fund - Citigroup, Inc. - $3,858,405; and Morgan
Stanley - $1,758,566.

Multi Cap Growth Fund - Citigroup, Inc. - $1,202,250.

International Equity Fund - ABN AMRO Holdings - $939,080; Credit
Suisse Group - $1,268,715; and HSBC Holdings PLC - $1,494,867.


Research Services
Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Advisor or by affiliates of the subadvisors in advising other accounts. To the extent that receipt of these services may replace services for which the Advisor or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Advisor and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

CO-ADMINISTRATORS, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT Federated Services Company (FSC) and M&T Securities, Inc. serve as co-administrators to the Trust and provide the Funds with certain administrative personnel and services necessary to operate the Funds. During the period May 1, 2001 through September 30, 2002, administrative services were provided for an aggregate annual fee as specified below:

Fees Payable to FSC:

------------------------------------------------------------------
          Maximum                 Average Aggregate Daily Net
-------------------------------          Assets of the
     Administrative Fee        ----------------------------------
                                       MTB Group of Funds
------------------------------------------------------------------
------------------------------------------------------------------
           0.06%                    on the first $2 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.03%                     on the next $3 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.015%              on assets in excess of $5 billion
------------------------------------------------------------------



Fees payable to M&T Securities, Inc.:

------------------------------------------------------------------
          Maximum                 Average Aggregate Daily Net
-------------------------------          Assets of the
     Administrative Fee        ----------------------------------
                                       MTB Group of Funds
------------------------------------------------------------------
------------------------------------------------------------------
           0.04%                    on the first $5 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.015%              on assets in excess of $5 billion
------------------------------------------------------------------



Effective October 1, 2002, the Administrative Fee has been changed to reflect the following fee schedule:

Fees Payable to FSC:

------------------------------------------------------------------
          Maximum                 Average Aggregate Daily Net
-------------------------------          Assets of the
     Administrative Fee        ----------------------------------
                                       MTB Group of Funds
------------------------------------------------------------------
------------------------------------------------------------------
           0.06%                    on the first $2 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.03%                     on the next $3 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.02%                     on the next $2 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.0125                    on the next $3 billion
------------------------------------------------------------------
------------------------------------------------------------------
           0.01%               on assets in excess of $10 billion
------------------------------------------------------------------



Fees Payable to M&T Securities, Inc.:

-----------------------------------------------------------------
          Maximum                 Average Aggregate Daily Net
-------------------------------          Assets of the
     Administrative Fee        ---------------------------------
                                      MTB Group of Funds
-----------------------------------------------------------------
-----------------------------------------------------------------
           0.04%                    on the first $5 billion
-----------------------------------------------------------------
-----------------------------------------------------------------
           0.03%                    on the next $2 billion
-----------------------------------------------------------------
-----------------------------------------------------------------
           0.017%                   on the next $3 billion
-----------------------------------------------------------------
-----------------------------------------------------------------
           0.015%                 on assets in excess of $10
                                            billion
-----------------------------------------------------------------


From time to time, FSC and its affiliates may pay out of their reasonable profits and other resources advertising, marketing and other expenses for the benefit of the Funds, and such amounts may be paid to the Advisor and its affiliates.

Prior to July 1, 2004, FSC, through its affiliate, Federated Shareholder Services Company (FSSC), a registered transfer agent, served as transfer and dividend disbursing agent to the Trust, and received a separate fee from the Fund for these transfer agency services. Boston Financial Data Services, Inc. (BFDS) replaced FSSC as transfer agent to the Trust on July 1, 2004. The principal business address of BFDS is 2 Heritage Drive, North Quincy, MA 02171.

The minimum administrative fee received during any year was $50,000 per Fund.

CUSTODIAN AND FUND ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by a Fund are held by foreign banks participating in a global custody network coordinated by State Street Bank. State Street Bank and Trust Company also provides financial administration and fund accounting services to the Funds at the following annual fee, based on the Funds' average monthly net assets:

----------------------------------------------------------
Annual Fee, billed and     Average Monthly Net Assets of
    payable monthly        the MTB Group of Funds
----------------------------------------------------------
----------------------------------------------------------
        0.037%                on the first $5 billion
----------------------------------------------------------
----------------------------------------------------------
        0.034%                 on the next $5 billion
----------------------------------------------------------
----------------------------------------------------------
        0.0315%               on the next $10 billion
----------------------------------------------------------
----------------------------------------------------------
        0.029%               on assets in excess of $20
                                      billion
----------------------------------------------------------


In addition, for an annual fee of $4,000 per Fund, State Street Bank and Trust Company prepares two quarterly portfolio listings per year for inclusion in Form N-Q and prepares tabular or graphic presentations of the Funds' portfolio holdings and an enhanced expense disclosure example for inclusion in shareholder reports.



INDEPENDENT registered public accounting firm

The independent registered public accounting firm for the Funds, Ernst & Young LLP, conducts its audits in accordance with the standards of the public company accounting oversight board (United States), which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.






FEES PAID BY THE FUNDS FOR SERVICES
====================================================================================

--------------------------------------------------------------------------------------------------------------
                     Advisory Fee Paid/                   Brokerage               Administrative Fee Paid/
                     Advisory Fee Waived               Commissions Paid          Administrative Fee Waived
                                                --------------------------------------------------------------
              ------------------------------------------------------------------------------------------------
Funds             For the fiscal year ended       For the fiscal year ended      For the fiscal year ended
                          April 30,                       April 30,                      April 30,
              ------------------------------------------------------------------------------------------------
              ------------------------------------------------------------------------------------------------
                 2004       2003        2002      2004      2003       2002       2004      2003      2002
--------------------------------------------------------------------------------------------------------------
International $1,009,822  $458,410    $382,377  $113,601   $63,000   $69,547    $67,317    $39,590   $32,452
Equity Fund    $20,549     $45,841    $38,238                                      $0        $0        $0
--------------------------------------------------------------------------------------------------------------
--------------
Small Cap     $1,431,341  $972,474   $1,189,853 $1,269,572$1,073,828$1,442,574  $124,177  $128,727  $198,401
Growth Fund     $7,049     $25,314    $13,767                                      $0        $0      $10,824
--------------
--------------------------------------------------------------------------------------------------------------
Small Cap     $1,230,604  $815,840   $2,846,913 $210,463  $237,508   $478,598   $98,334    $82,845  $371,925
Stock Fund        $0         $0       $372,376                                     $0        $0      $18,677
--------------------------------------------------------------------------------------------------------------
--------------
Mid Cap        $700,410   $620,742    $777,615  $104,360  $833,006   $85,654    $65,875    $90,870  $131,729
Growth Fund    $53,296     $60,173    $67,381                                      $0        $0      $6,562
--------------
--------------------------------------------------------------------------------------------------------------
Mid Cap       $1,093,452  $887,799    $972,545  $384,787  $291,009   $207,605   $87,549    $90,138   $97,124
Stock Fund        $0         $0          $0                                        $0        $0        $0
--------------------------------------------------------------------------------------------------------------
--------------
Multi Cap     $1,044,612  $990,662   $1,477,569 $752,579  $1,035,897 $396,859   $111,632  $145,820  $278,654
Growth Fund    $70,661     $49,881    $101,116                                     $0        $0      $14,865
--------------
--------------------------------------------------------------------------------------------------------------
Large Cap      $216,183   $131,579    $122,938   $61,043   $22,394   $20,142    $17,128    $13,367   $12,275
Growth Fund    $44,438     $37,151    $34,712                                      $0        $0        $0
--------------
--------------------------------------------------------------------------------------------------------------
Large Cap     $3,537,059 $1,946,796  $1,400,392 $1,073,232$601,877   $418,785   $274,510  $191,521  $371,925
Stock Fund     $61,646    $208,043       $0                                        $0        $0      $18,677
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Equity Index   $225,086   $182,193    $201,903   $63,315  $100,533   $81,465    $85,727   $102,520  $136,550
Fund           $185,279   $140,899    $145,813                                     $0      $36,902   $33,755
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Large Cap      $488,650   $288,270    $276,427  $151,297  $102,070   $112,595   $47,126    $35,557   $33,519
Value Fund        $0         $0          $0                                        $0        $0        $0
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Equity         $529,550   $456,565    $546,080   $76,230   $76,699   $166,296   $60,358    $80,282  $107,102
Income Fund    $19,289     $60,603    $56,451                                      $0        $0      $5,379
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Managed        $18,623     $10,660     $3,918      $0        $0         $0       $5,087    $3,684    $1,330
Allocation     $18,623     $10,660     $3,918                                      $0        $0        $0
Fund -
Conservative
Growth
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Managed        $67,049     $28,785    $11,116      $0        $0         $0      $17,926    $9,948    $3,773
Allocation      $1,512     $28,785    $11,116                                      $0        $0        $0
Fund -
Moderate
Growth
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Managed        $30,206     $13,985     $7,075      $0        $0         $0       $8,081    $4,831    $2,402
Allocation     $14,577     $13,985     $7,075                                      $0        $0        $0
Fund -
Aggressive
Growth
--------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------
                     Advisory Fee Paid/                   Brokerage              Administrative Fee Paid/
                     Advisory Fee Waived              Commissions Paid           Administrative Fee Waived
              ------------------------------------------------------------------------------------------------
Funds             For the fiscal year ended       For the fiscal year ended      For the fiscal year ended

              ------------------------------------------------------------------------------------------------
              ------------------------------------------------------------------------------------------------
              April 30,   April 30,  April 30,  April 30, April 30, April 30, April 30,  April 30,  April 30,
                 2004       2003        2002      2004      2003      2002       2004       2003      2002
              ------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Balanced Fund $1,138,099 $1,488,159  $2,151,699 $163,751  $580,797  $175,528   $129,098   $220,996  $431,184
               $31,083     $97,981    $285,597                                    $0         $0      $22,858
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Intermediate  $1,508,960  $773,641   $795,306      $0        $0        $0      $152,735   $134,960  $173,680
Term Bond      $223,708    $96,989    $131,574                                    $0         $0      $7,394
Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Income Fund   $1,375,233 $1,632,277  $2,032,658    $0        $0        $0      $167,868   $257,874  $434,696
               $48,482    $132,959    $241,935                                    $0         $0      $81,035
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Short-Term     $487,224   $494,365    $557,664     $0        $0        $0      $54,574    $80,782   $100,981
Corporate      $14,128     $44,784    $45,371                                     $0         $0      $4,116
Bond Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Maryland       $863,280   $826,043    $788,419     $0        $0        $0      $95,557    $133,381  $159,258
Municipal      $127,811   $175,084    $201,256                                    $0         $0      $6,857
Bond Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Pennsylvania  $1,440,936 $1,058,247  $1,069,984    $0        $0        $0      $147,835   $164,075  $213,783
Municipal      $22,353     $4,437      $4,727                                     $0         $0      $9,029
Bond Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
New York       $617,754   $587,306    $553,523     $20       $0        $0      $60,876    $72,437    $67,114
Municipal      $65,546     $75,511    $71,167                                     $0         $0        $0
Bond Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
U.S.          $1,466,043  $896,407    $714,832     $0        $0        $0      $140,635   $110,582   $86,674
Government        $0         $0          $0                                       $0         $0        $0
Bond Fund
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Short          $960,213   $624,732    $401,818   $19,304     $0        $0      $107,381   $89,916    $56,839
Duration       $204,311   $208,244    $133,940                                  $4,329       $0        $0
Government
Bond Fund
--------------------------------------------------------------------------------------------------------------










------------------------------------------------------------------------------------------------------------------
                            Advisory Fee Paid/                   Brokerage             Administrative Fee Paid/
                           Advisory Fee Waived               Commissions Paid         Administrative Fee Waived
                    ----------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------
Funds                   For the fiscal year ended        For the fiscal year ended    For the fiscal year ended
                                April 30,                        April 30,                    April 30,
                    ----------------------------------------------------------------------------------------------
                    ----------------------------------------------------------------------------------------------
                       2004        2003       2002       2004      2003      2002      2004      2003      2002
                    ----------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Money Market        $9,740,590  $7,559,754 $8,912,679     $0        $0        $0     $1,293,971$1,304,918$1,512,795
Fund                $4,799,233  $3,023,902 $2,673,111                                   $0        $0        $0
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Tax-Free Money       $742,099    $423,497   $391,726      $0        $0        $0     $128,632  $170,225  $200,076
Market Fund          $418,318    $243,847   $258,946                                    $0        $0      $7,016
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Government     $9,650,560  $4,040,373 $4,105,583     $0        $0        $0     $1,463,874$1,413,655$2,018,470
Money Market        $4,082,561   $902,236  $1,628,057                                   $0        $0     $73,459
Fund
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
U.S. Treasury       $4,572,131  $3,605,796 $4,090,209     $0        $0        $0     $612,703  $622,239  $694,237
Money Market        $1,593,288   $649,043   $736,238                                    $0        $0        $0
Fund
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Pennsylvania          $77,327    $51,176     $88,056      $0        $0        $0      $17,809   $42,015  $51,480
Tax Free Money        $77,327    $51,176     $40,592                                  $1,560    $12,423   $1,485
Market Fund
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
New York Tax         $959,610    $988,516   $935,723      $0        $0        $0     $132,703  $170,675  $158,826
Free Money           $316,926    $177,933   $168,430                                    $0        $0        $0
Market Fund
------------------------------------------------------------------------------------------------------------------




12b-1 and Shareholder Services Fees



--------------------------------------------------------------------------------------------------------
                                           For the fiscal year ended April 30, 2004
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
                                         Shareholder Services Fees      12b-1 Fees
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Fund                                    Class A  Class   Class C    Class A   Class B      Class C
                                                   B
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
International Equity Fund                          $359    N/A       $        $               N/A
                                         $30,774                      62,059     1,076
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Small Cap Growth Fund                                    $                    $             $3,070
                                         $11,747 $6,417   1,028     $182,977    19,249
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Small Cap Stock Fund                                       N/A       $        $               N/A
                                        $128,386 $2,195                    -     6,583
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund                                $80     N/A       $                        N/A
                                        $                            11,982  $
                                           -                                    240
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Mid Cap Stock Fund                                         N/A       $        $               N/A
                                        $16,307  $5,455              60,272   16,364
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Multi Cap Growth Fund                    $5,789            N/A       $        $               N/A
                                                 $24,470             65,211   77,234
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Large Cap Growth Fund                    $5,886            N/A       $        $               N/A
                                                 $2,850              9,097     8,551
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Large Cap Stock Fund                     $                 N/A                $               N/A
                                               - $21,919            $138,116    65,943
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Equity Index Fund                         $1,329   $212    N/A       $         $   635        N/A
                                                                      15,343
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Large Cap Value Fund                     $                 N/A       $        $               N/A
                                               - $1,433               34,436     4,299
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Equity Income Fund                       $         $125    N/A       $         $   379        N/A
                                               -                      10,954
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Balanced Fund                               $527           N/A       $        $               N/A
                                                 $27,024              80,464    93,457
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Intermediate Term Bond Fund              $         $ 60    N/A       $         $   283        N/A
                                               -                           -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Income Fund                              $                 N/A       $        $               N/A
                                           1,110 $4,883               28,664    16,327
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Managed Allocation Fund-Aggressive       $                 N/A       $        $               N/A
Growth                                         - $1,674                    -    21,926
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Managed Allocation Fund-Moderate Growth  $                 N/A       $        $               N/A
                                               - $24,704              15,968    63,788
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Managed Allocation Fund-Conservative     $                 N/A       $        $               N/A
Growth                                         - $1,650                    -    16,787
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Short-Term Coporate Bond Fund              $96    $ 20     N/A                                N/A
                                                                    $        $
                                                                       64       61
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund                               N/A       $        $               N/A
                                        $        $3,264              47,379   14,719
                                           -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund         $4,882            N/A       $        $               N/A
                                                 1,074               60,593    3,877
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
New York Municipal Bond Fund                      $        N/A                                N/A
                                        $         207               $        $
                                           -                           -        709
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
U.S Government Bond Fund                 $         $158    N/A       $                        N/A
                                               -                     25,632  $
                                                                                475
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Short Duration Government Bond Fund               $ 90     N/A       $                        N/A
                                        $                            6,587   $
                                           -                                    271
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Money Market Fund                       $2,648,945$266     N/A       $                        N/A
                                                                    210,142  $
                                                                                664
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund               $         N/A     N/A       $          N/A           N/A
                                         87,470                      31,712
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
U.S. Government Money Market Fund        $         N/A     N/A       $          N/A           N/A
                                         27,780                      46,119
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
U.S. Treasury Money Market Fund          $         N/A     N/A                  N/A           N/A
                                        315,584                     $
                                                                       -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Pennsylvania Tax-Free Money Market Fund   $155     N/A     N/A                  N/A           N/A
                                                                    $
                                                                       -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
New York Tax-Free Money Market Fund                N/A     N/A                  N/A           N/A
                                        $178,142                    $
                                                                       -
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------






HOW DO THE FUNDS MEASURE PERFORMANCE?
======================================================================

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in a Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN
Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.

YIELD
The yield of Shares of the Equity, Income, Managed Allocation and Balanced Funds is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months.

The yield of Shares of the Money Market Funds is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield of the Money Market Funds is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares of New York Tax-Free Money Market Fund, New York Municipal Bond Fund and Pennsylvania Municipal Bond Fund is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming a specific tax rate. The yield, effective yield and tax-equivalent yield do not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


Average Annual Total Returns and Yield
Total return are given for the period ended April 30, 2004.

Yield and Effective Yield are given for the 7-day and 30-day periods ended April 30, 2004.


------------------------------------------------------------------------------------------------
International Equity Fund     30-Day Period         1 Year                        Start of
                                                                   5 Years     Performance on
                                                                                  2/9/1999
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                       N/A              23.56%         (0.38)%          0.98%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on                                                     (1.32)%
Distributions                      N/A              23.35%                          0.07%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                              --  (0.88)%
-------------------------                           15.47%
Sale of Shares                     N/A                        -                     0.30%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                              N/A                N/A            N/A             N/A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------

                                                               --                 Start of
                                                    1 Year                     Performance on
Class B Shares:               30-Day Period                   -                   1/10/2001
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                       N/A              24.67%                         (1.96)%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A              24.44%                         (2.18)%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                              --
-------------------------                           16.19%
Sale of Shares                     N/A                        -                    (1.76)%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                              N/A                N/A                            N/A
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Small Cap Growth Fund         30-Day Period        1 Year        5 Years          Start of
                                                                               Performance on
                                                                                 7/13/1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                       N/A             38.38%        14.71%            15.77%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on                     N/A             38.38%        11.28%            11.98%
Distributions
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
-------------------------
Sale of Shares                     N/A             24.94%        10.72%            11.42%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                              N/A               N/A           N/A              N/A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                                                                  Start of
                                                                               Performance on
Class B Shares:               30-Day Period        1 Year        5 Years         7/13/1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                       N/A             40.46%        14.97%            15.59%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A             40.46%        11.53%            11.87%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
-------------------------
Sale of Shares                     N/A             26.30%        10.98%            11.34%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                              N/A               N/A           N/A              N/A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class C Shares:               30-Day Period        1 Year        5 Years          Start of
                                                                               Performance on
                                                                                 7/13/1995
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                       N/A             44.64%        14.92%            15.34%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                      N/A             44.64%        14.92%            15.34%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
-------------------------
Sale of Shares                     N/A             29.02%        13.14%            13.86%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                              N/A               N/A           N/A              N/A
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Small Cap Stock Fund       30-Day Period        1 Year       5 Years          Start of
                                                                           Performance on
                                                                              7/1/1994
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                    N/A             39.14%        9.68%            11.87%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                   N/A             36.52%        5.86%            9.65%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                       N/A             26.70%        6.11%            9.22%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                           N/A              N/A           N/A              N/A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class B Shares:            30-Day Period        1 Year             Start of
                                                                Performance on
                                                                  1/10/2001
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                    N/A             40.99%              9.03%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on
Distributions                   N/A             38.17%              6.43%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on
Distributions and
-----------------------
Sale of Shares                  N/A             28.02%              6.58%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Yield                           N/A              N/A                 N/A
-----------------------------------------------------------------------------------

------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Mid Cap Growth Fund        30-Day Period        1 Year       5 Years          Start of
                                                                           Performance on
                                                                             11/18/1996
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                    N/A             25.61%        4.45%            9.84%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                   N/A             25.61%        2.73%            8.16%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
-----------------------
Sale of Shares                  N/A             16.64%        3.13%            7.86%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
                                N/A              N/A           N/A              N/A
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
-------------------------------------------------------------------
Mid Cap Growth Fund         30-Day Period           Start of
                                                 Performance on
                                                    8/25/2003
-------------------------------------------------------------------
-------------------------------------------------------------------
Class B Shares:
-------------------------------------------------------------------
-------------------------------------------------------------------
Total Return
-------------------------------------------------------------------
-------------------------------------------------------------------
Before Taxes                     N/A                  9.31%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on
Distributions                    N/A                  9.31%
-------------------------------------------------------------------
-------------------------------------------------------------------
After Taxes on
Distributions and
-----------------------
Sale of Shares                   N/A                  6.05%
-------------------------------------------------------------------
-------------------------------------------------------------------
                                 N/A                   N/A
-------------------------------------------------------------------

------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Mid Cap Stock Fund          30-Day Period         1 Year          5 Years          10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                     N/A              19.13%           4.54%            9.37%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A              19.13%           3.47%            7.66%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
-----------------------
Sale of Shares                   N/A              12.43%           3.29%            7.28%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                            N/A               N/A              N/A              N/A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Class B Shares:             30-Day Period         1 Year               Start of
                                                                    Performance on
                                                                      3/16/2000
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Before Taxes                     N/A              19.94%                3.12%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A              19.94%                2.04%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
After Taxes on
Distributions and
-----------------------
Sale of Shares                   N/A              12.96%                2.05%
---------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------
Yield                            N/A               N/A                   N/A
---------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Multi Cap Growth Fund       30-Day Period        1 Year          5 Years           10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                     N/A             14.59%          (3.60)%            8.40%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A             14.59%          (4.42)%            6.44%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                        N/A              9.49%          (3.20)%            6.25%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                            N/A               N/A             N/A               N/A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Class B Shares:             30-Day Period        1 Year          5 Years           10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                     N/A             15.40%          (3.53)%            7.94%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A             15.40%          (4.37)%            5.96%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                        N/A             10.01%          (3.13)%            5.85%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                            N/A               N/A             N/A               N/A
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
Large Cap Growth Fund        30-Day Period          1 Year              Start of
                                                                     Performance on
                                                                        3/19/2000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                      N/A               7.50%                (7.71)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions                     N/A               7.50%                (7.71)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         N/A               4.87%                (6.42)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                             N/A                N/A                   N/A
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------
                                                                        Start of
                                                                     Performance on
Class B Shares:              30-Day Period          1 Year              4/6/2000
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Before Taxes                      N/A               7.94%                (8.48)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions                     N/A               7.94%                (8.49)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                         N/A               5.16%                (7.05)%
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Yield                             N/A                N/A                   N/A
----------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
Large Cap Stock Fund          30-Day          1 Year         5 Years          Start of
                                                                           Performance on
                              Period                                          4/1/1996
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                   N/A            15.51%         (2.57)%           6.28%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                  N/A            15.44%         (4.24)%           4.15%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
------------------------
Sale of Shares                 N/A            10.07%         (2.54)%           4.55%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                          N/A             N/A             N/A              N/A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Class B Shares:               30-Day          1 Year           5 Years
                                                                          ----------------
                                                                             Start of
                                                                          Performance on
                                                                             4/1/1996


                              Period                                     -
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Before Taxes                   N/A            16.16%           (2.44)%         5.88%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on                 N/A            16.16%           (4.09)%         3.79%
Distributions
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
After Taxes on
Distributions and Sale                                         (2.38)%    ----------------
of Shares                      N/A            10.51%                     -     4.26%
-------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------
Yield                          N/A             N/A               N/A            N/A
-------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
Equity Index Fund           30-Day Period        1 Year          5 Years          Start of
                                                                               Performance on
                                                                                 10/1/1997
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                     N/A             14.99%          (3.62)%           2.97%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A             14.55%          (4.81)%           1.82%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
------------------------
Sale of Shares                   N/A              9.73%          (3.39)%           2.14%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                            N/A               N/A             N/A              N/A
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
-----------------------------------------------------------------
Equity Index Fund           30-Day Period         Start of
                                               Performance on
                                                  8/25/2003
-----------------------------------------------------------------
-----------------------------------------------------------------
Class B Shares:
-----------------------------------------------------------------
-----------------------------------------------------------------
Total Return
-----------------------------------------------------------------
-----------------------------------------------------------------
Before Taxes                     N/A                6.70%
-----------------------------------------------------------------
-----------------------------------------------------------------
After Taxes on
Distributions                    N/A                6.47%
-----------------------------------------------------------------
-----------------------------------------------------------------
After Taxes on
Distributions and
------------------------
Sale of Shares                   N/A                4.35%
-----------------------------------------------------------------
-----------------------------------------------------------------
Yield                            N/A                 N/A
-----------------------------------------------------------------

------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------
Large Cap Value Fund       30-Day Period     1 Year         5 Years           Start of
                                                                           Performance on
                                                                             9/26/1997
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                    N/A          17.38%         (2.18)%            1.78%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                   N/A          17.04%         (2.97)%            1.01%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
------------------------
Sale of Shares                  N/A          11.28%         (2.30)%            1.06%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                           N/A            N/A            N/A               N/A
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class B Shares:            30-Day Period     1 Year               Start of
                                                               Performance on
                                                                 12/10/1999
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                    N/A          18.08%               (0.73)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on
Distributions                   N/A          18.08%               (1.33)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on
Distributions and Sale
of Shares                       N/A          11.75%               (0.96)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Yield                           N/A            N/A                  N/A
-----------------------------------------------------------------------------------

------------------------------------------------------------------------------------




--------------------------------------------------------------------------------------------
Equity Income Fund           30-Day           1 Year         5 Years          Start of
                                                                           Performance on
                             Period                                          11/18/1996
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Before Taxes                  N/A             13.70%         (1.22)%           4.63%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions                 N/A             13.20%         (2.35)%           2.95%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
After Taxes on
Distributions and
----------------------
Sale of Shares                N/A             8.89%          (1.53)%           3.17%
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------
Yield                         N/A              N/A             N/A              N/A
--------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
----------------------------------------------------------------------
Equity Income Fund              30-Day Period           Start of
                                                     Performance on
                                                       8/25/2003
----------------------------------------------------------------------
----------------------------------------------------------------------
Class B Shares:
----------------------------------------------------------------------
----------------------------------------------------------------------
Total Return
----------------------------------------------------------------------
----------------------------------------------------------------------
Before Taxes                         N/A                 6.39%
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on
Distributions                        N/A                 6.18%
----------------------------------------------------------------------
----------------------------------------------------------------------
After Taxes on
Distributions and
---------------------------
Sale of Shares                       N/A                 4.15%
----------------------------------------------------------------------
----------------------------------------------------------------------
Yield                                N/A                  N/A
----------------------------------------------------------------------

------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
Balanced Fund                   30-Day           1 Year           5 Years           10 Years
                                Period
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                     N/A             7.67%             0.32%             7.68%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A             7.34%            (0.78)%            5.76%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                   N/A             4.99%            (0.26)%            5.56%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                            N/A              N/A               N/A               N/A
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
                                30-Day
Class B Shares:                 Period           1 Year           5 Years           10 Years
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Before Taxes                     N/A             8.06%             0.36%             7.37%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions                    N/A             8.00%            (0.47)%            5.56%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
After Taxes on
Distributions and
--------------------------
Sale of Shares                   N/A             5.24%            (0.05)%            5.36%
------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------
Yield                            N/A              N/A               N/A               N/A
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------




----------------------------------------------------------------------------------------------
Managed Allocation      30-Day Period       1 Year                            Start of
                                                         ---------------
Fund - Aggressive                                                          Performance on
Growth                                                  -   5 Years           2/18/1999
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Before Taxes                 N/A            15.20%          (1.00)%            (0.07)%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
After Taxes on                                              (1.57)%
Distributions                N/A            14.82%                             (0.63)%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                        ---------------
Sale of Shares               N/A            10.33%      -   (1.13)%            (0.33)%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Yield                        N/A              N/A             N/A                N/A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares:         30-Day Period       1 Year       Start of Performance
                                                      --     on 4/30/2002
                                                     -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Before Taxes                 N/A            15.41%             (1.17)%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
After Taxes on                                                 (1.44)%
Distributions                N/A            15.02%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
After Taxes on
Distributions and                           10.50%    --       (1.04)%
Sale of Shares               N/A                     -
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Yield                        N/A              N/A                N/A
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Managed Allocation Fund    30-Day Period       1 Year                              Start of
                                                             ---------------
                                                                                Performance on
- Moderate Growth                                           -   5 Years            2/4/1999
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Before Taxes                    N/A            8.38%             0.44%               1.26%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on                                                  (0.48)%
Distributions                   N/A            7.94%                                 0.35%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
After Taxes on
Distributions and                                            ---------------
------------------------                                        (0.17)%
Sale of Shares                  N/A            5.68%        -                        0.54%
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Yield                           N/A             N/A               N/A                 N/A
----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class B Shares:            30-Day Period       1 Year        Start of Performance
                                                          --     on 4/30/2002
                                                         -
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                    N/A            7.61%               (0.71)%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on                                                     (0.93)%
Distributions                   N/A            7.37%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on
Distributions and                                         --       (0.68)%
------------------------                       5.20%
Sale of Shares                  N/A                      -
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Yield                           N/A             N/A                  N/A
-----------------------------------------------------------------------------------

------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
Managed Allocation Fund      30-Day Period       1 Year                               Start of
                                                              --------------
                                                                                   Performance on
- Conservative Growth                                        -   5 Years              2/3/1999
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Before Taxes                      N/A            1.90%            2.01%                 2.21%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
After Taxes on                                                    0.74%
Distributions                     N/A            1.20%                                  0.97%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
After Taxes on
Distributions                                                 --------------
-------------------------                                         0.94%
and Sale of Shares                N/A            1.48%       -                          1.13%
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------
Yield                             N/A             N/A              N/A                   N/A
----------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Class B Shares:              30-Day Period       1 Year      Start of Performance
                                                           --    on 4/30/2002
                                                          -
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Before Taxes                      N/A            0.50%               0.21%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on                                                      (0.38)%
Distributions                     N/A            0.02%
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
After Taxes on
Distributions                                              --       (0.12)%
-------------------------                        0.58%
and Sale of Shares                N/A                     -
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
Yield                             N/A             N/A                 N/A
-----------------------------------------------------------------------------------

------------------------------------------------------------------------------------




------------------------------------------------------------------------------
Intermediate-Term Bond Fund              30-Day Period          Start of
                                                             Performance on
                                                               8/18/2003
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Before Taxes                                  N/A               (2.10)%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
After Taxes on Distributions                  N/A               (3.39)%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                N/A               (1.16)%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Yield                                        3.13%                N/A
------------------------------------------------------------------------------

------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Intermediate-Term Bond Fund               30-Day Period          Start of
                                                              Performance on
                                                                8/18/2003
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Class B Shares:
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Before Taxes                                   N/A               (3.27)%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
After Taxes on Distributions                   N/A               (4.32)%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                 N/A               (1.90)%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Yield                                         2.35%                N/A
-------------------------------------------------------------------------------

------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------
Income Fund                              30-Day           1 Year           5 Years          10 Years
                                         Period
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Before Taxes                              N/A             (3.86)%           4.44%            5.73%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A             (5.51)%           2.41%            3.53%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                            N/A             (2.14)%           2.55%            3.53%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Yield                                    3.22%              N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class B Shares:                       7-Day Period        1 Year           5 Years          10 Years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Before Taxes                              N/A             (4.81)%           4.32%            5.46%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A             (6.30)%           2.53%            3.33%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                            N/A             (2.73)%           2.61%            3.34%
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Yield                                    2.68%              N/A              N/A              N/A
---------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Short-Term Corporate Bond Fund           30-Day Period            Start of
                                                               Performance on
                                                                 8/25/2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A Shares:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Total Return
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Before Taxes                                  N/A                 (2.16)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Taxes on Distributions                  N/A                 (2.60)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                N/A                 (1.40)%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Yield                                        1.94%                  N/A
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------

---------------------------------------------------------------------------------
Short-Term Corporate Bond Fund           30-Day Period           Start of
                                                              Performance on
                                                                 8/25/2003
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Class B Shares:
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Total Return
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Before Taxes                                  N/A                 (4.60)%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions                  N/A                 (4.87)%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                N/A                 (2.99)%
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Yield                                        1.18%                  N/A
---------------------------------------------------------------------------------

------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------
Maryland Municipal Bond Fund         30-Day Period       1 Year        5 Years          Start of
                                                                                      erformance on
                                                                                     P 11/18/1996
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Before Taxes                              N/A            (2.83)%        3.34%             4.18%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A            (2.83)%        3.33%             4.13%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                            N/A            (0.56)%        3.44%             4.16%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Yield                                    3.37%             N/A           N/A               N/A
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                     5.90%             N/A           N/A               N/A
-----------------------------------------------------------------------------------------------------
                                                                                        Start of
                                                                                      erformance on
Class B Shares:                      30-Day Period       1 Year        5 Years       P 11/18/1996
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Before Taxes                              N/A            (3.78)%        5.85%             5.74%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A            (3.78)%        5.83%             5.68%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                            N/A            (1.37)%        5.86%             5.68%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Yield                                    2.79%             N/A           N/A               N/A
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                     4.89%             N/A           N/A               N/A
-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
Pennsylvania Municipal Bond Fund      30-Day Period       1 Year       5 Years          Start of
                                                                                     Performance on
                                                                                        4/1/1996
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Before Taxes                               N/A           (3.40)%        3.12%            3.88%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on Distributions               N/A           (3.40)%        3.11%            3.83%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                             N/A           (1.00)%        3.22%            3.87%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Yield                                     3.38%            N/A           N/A              N/A
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      5.46%            N/A           N/A              N/A
------------------------------------------------------------------------------------------------------
                                                                                        Start of
                                                                                     Performance on
Class B Shares:                       30-Day Period       1 Year       5 Years          4/1/1996
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Before Taxes                               N/A           (4.61)%        5.02%            4.93%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on Distributions               N/A           (4.61)%        5.00%            4.89%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                             N/A           (1.98)%        5.05%            4.90%
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Yield                                     2.87%            N/A           N/A              N/A
------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                      4.63%            N/A           N/A              N/A
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------
New York Municipal Bond Fund         30-Day Period        1 Year        5 Years         10 Years
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Class A Shares:
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Total Return
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Before Taxes                              N/A            (2.76)%         3.40%            5.11%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A            (2.91)%         3.33%            5.05%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                            N/A            (0.42)%         3.46%            5.00%
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Yield                                    3.54%             N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                     6.14%             N/A            N/A              N/A
-----------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

----------------------------------------------------------------------------
New York Municipal Bond Fund          30-Day Period           Start of
                                                           Performance on
                                                             8/18/2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Before Taxes                               N/A                (2.27)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on Distributions               N/A                (2.43)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                             N/A                (0.70)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Yield                                     2.74%                 N/A
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Tax-Equivalent Yield                      4.75%                 N/A
----------------------------------------------------------------------------

------------------------------------------------------------------------------------





-------------------------------------------------------------------------------------------------------
U.S. Government Bond Fund                30-Day          1 Year        5 Years           10 Years
                                         Period
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Before Taxes                              N/A            (3.71)%        4.79%             5.82%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on Distributions              N/A            (5.14)%        2.57%             3.45%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
After Taxes on Distributions and                          2.41)%
Sale of Shares                            N/A            (              2.69%             3.47%
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Yield                                    3.53%             N/A           N/A               N/A
-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

----------------------------------------------------------------------------
U.S. Government Bond Fund              30-Day Period          Start of
                                                           Performance on
                                                             8/18/2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B Shares:
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Before Taxes                                N/A               (3.48)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on Distributions                N/A               (4.19)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                              N/A               (2.26)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Yield                                      2.75%                N/A
----------------------------------------------------------------------------

------------------------------------------------------------------------------------


----------------------------------------------------------------------------
Short-Duration Government Bond Fund    30-Day Period          Start of
                                                           Performance on
                                                             8/18/2003
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Total Return
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Before Taxes                                N/A               (2.06)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on Distributions                N/A               (2.56)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                              N/A               (1.34)%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Yield                                      1.91%                N/A
----------------------------------------------------------------------------



------------------------------------------------------------------------------
Short-Duration Government Bond Fund      30-Day Period          Start of
                                                             Performance on
                                                               8/18/2003
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Before Taxes                                  N/A               (5.03)%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
After Taxes on Distributions                  N/A               (5.19)%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
After Taxes on Distributions and
Sale of Shares                                N/A               (3.27)%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Yield                                        1.08%                N/A
------------------------------------------------------------------------------

------------------------------------------------------------------------------------



------------------------------------------------------------------------------
Pennsylvania Tax-Free Money Market      7-Day Period           Start of
                                                            Performance on
Fund                                                          8/25/2003
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares:
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Before Taxes                                N/A                 0.13%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Yield                                      0.20%                 N/A
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Tax-Equivalent Yield                       0.32%                 N/A

------------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------
New York Tax-Free Money           -Day Period
Market Fund                      7                 1 Year         5 Years         10 Years
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class A Shares:
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return                          N/A           0.43%          1.88%           2.43%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Yield                                0.44%           N/A            N/A             N/A
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Tax-Equivalent Yield                 0.76%           N/A            N/A             N/A
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
Money Market Fund                 7-Day Period      1 Year        5 Years        10 Years
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Class A Shares
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Total Return                          N/A           0.41%          2.88%           3.93%
----------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------
Yield                                0.36%           N/A            N/A             N/A
----------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

------------------------------------------------------------------------------
Money Market Fund                  7-Day Period      Start of Performance on
                                                      -----------------------
                                                     -      8/18/2003
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Total Return                            N/A                   0.07%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Yield                                  0.10%                   N/A
------------------------------------------------------------------------------

------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
Tax-Free Money Market Fund         7-Day Period       1 Year         5 Years         10 Years
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Class A Shares:
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Total Return
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Before Taxes                           N/A             0.40%          1.82%            2.42%
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Yield                                 0.46%             N/A            N/A              N/A
-------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------
Tax-Equivalent Yield                  0.71%             N/A            N/A              N/A
-------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
U.S. Government Money Market      7-Day Period        1 Year        5 Years          Start of
                                                                                  Performance on
Fund                                                                                 7/7/1997
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return                           N/A            0.46%          2.89%            3.43%
---------------------------------------------------------------------------------------------------
Yield                                 0.41%            N/A            N/A              N/A
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
U.S. Treasury Money Market        7-Day Period        1 Year        5 Years          10 Years
Fund
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Class A Shares:
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Total Return                           N/A            0.39%          2.78%            3.80%
---------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------
Yield                                 0.36%            N/A            N/A              N/A
---------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------



TAX EQUIVALENCY TABLEs
Set forth below are samples of tax-equivalency tables that may be used in advertising and sales literature. These tables are for illustrative purposes only and are not representative of past or future performance of the Tax-Free Money Market Fund, New York
Tax-Free Money Market Fund, Pennsylvania Tax-Free Money Market Fund,
New York Municipal Bond Fund, Maryland Municipal Bond Fund and
Pennsylvania Municipal Bond Fund. The interest earned by the municipal securities owned by the Funds generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Funds' income may be subject to the federal AMT and state and/or local taxes. The tax-equivalent yield for the New York Tax-Free Money Market Fund for the 7-day period ended April 30, 2004 was 0.76% (Class A Shares). The tax-equivalent yield for the New York Municipal Bond Fund for the 30-day period ended April 30, 2004 was 6.14% (Class A Shares) and
4.75% (Class B Shares). The tax-equivalent yield for the
Pennsylvania Municipal Bond  Fund for the 30-day period ended April
30, 2004 was 5.46% (Class A Shares) and 4.63% (Class B Shares).



Taxable Yield Equivalent for 2004 State of New York
Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal            14.000%     21.850%     31.850%     35.375%     40.375%     42.375%
& State
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                               $58,100    $117,250    $178,650    $319,100    $319,100
                   $14,300
Single Return:         $0 -     $7,151-    $29,051-    $70,351-   $146,751-       Over
                   $7,150      $29,050--   $70,350    $146,750    $319,100    $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.58%       0.64%       0.73%       0.77%       0,84%       0.87%
1.00%                1.16%       1.28%       1.47%       1.55%       1.68%       1.74%
1.50%                1.74%       1.92%       2.20%       2.32%       2.52%       2.60%
2.00%                2.33%       2.56%       2.93%       3.09%       3.35%       3.47%
2.50%                2.91%       3.20%       3.67%       3.87%       4.19%       4.34%
3.00%                3.49%       3.84%       4.40%       4.64%       5.03%       5.21%
3.50%                4.07%       4.48%       5.14%       5.42%       5.87%       6.07%
4.00%                4.65%       5.12%       5.87%       6.19%       6.71%       6.94%
4.50%                5.23%       5.76%       6.60%       6.96%       7.55%       7.81%
5.00%                5.81%       6.40%       7.34%       7.74%       8.39%       8.68%
5.50%                6.40%       7.04%       8.07%       8.51%       9.22%       9.54%
6.00%                6.98%       7.68%       8.80%       9.28%      10.06%      10.41%
6.50%                7.56%       8.32%       9.54%      10.06%      10.90%      11.28%
7.00%                8.14%       8.96%      10.27%      10.83%      11.74%      12.15%
7.50%                8.72%       9.60%      11.01%      11.61%      12.58%      13.02%
8.00%                9.30%      10.24%      11.74%      12.38%      13.42%      13.88%
8.50%                9.88%      10.88%      12.47%      13.15%      14.26%      14.75%
9.00%               10.47%      11.52%      13.21%      13.93%      15.09%      15.62%
---------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
------------------------------------------------------------------------------------




Taxable Yield Equivalent for 2004 State of Pennsylvania
Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Combined
Federal            13.070%     18.070%     28.070%     31.070%     36.070%     38.070%
& State
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                               $58,100    $117,250    $178,650    $319,100    $319,100
                   $14,300
Single Return:         $0 -     $7,151-    $29,051-    $70,351-   $146,751-       Over
                   $7,150      $29,050--   $70,350    $146,750    $319,100    $319,100

Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.58%       0.61%       0.70%       0.73%       0.78%       0.81%
1.00%                1.15%       1.22%       1.39%       1.45%       1.56%       1.61%
1.50%                1.73%       1.83%       2.09%       2.18%       2.35%       2.42%
2.00%                2.30%       2.44%       2.78%       2.90%       3.13%       3.23%
2.50%                2.88%       3.05%       3.48%       3.63%       3.91%       4.04%
3.00%                3.45%       3.66%       4.17%       4.35%       4.69%       4.84%
3.50%                4.03%       4.27%       4.87%       5.08%       5.47%       5.65%
4.00%                4.60%       4.88%       5.56%       5.80%       6.26%       6.46%
4.50%                5.18%       5.49%       6.26%       6.53%       7.04%       7.27%
5.00%                5.75%       6.10%       6.95%       7.25%       7.82%       8.07%
5.50%                6.33%       6.71%       7.65%       7.98%       8.60%       8.88%
6.00%                6.90%       7.32%       8.34%       8.70%       9.39%       9.69%
6.50%                7.48%       7.93%       9.04%       9.43%      10.17%      10.50%
7.00%                8.05%       8.54%       9.73%      10.16%      10.95%      11.30%
7.50%                8.63%       9.15%      10.43%      10.88%      11.73%      12.11%
8.00%                9.20%       9.76%      11.12%      11.61%      12.51%      12.92%
8.50%                9.78%      10.37%      11.82%      12.33%      13.30%      13.73%
9.00%               10.35%      10.98%      12.51%      13.06%      14.08%      14.53%
---------------------------------------------------------------------------------------
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.  Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.
------------------------------------------------------------------------------------




Taxable Yield Equivalent for 2004 State of Maryland - Including Local Income Tax
Income Tax
Bracket:
Combined
Federal,            17.90%      22.90%      32.90%      35.90%      40.90%      42.90%
State and
County
Joint Return:           $0-    $14,301-    $58,101-   $117,251-   $178,651-       Over
                   $14,300     $58,100    $117,250    $178,650    $319,100    $319,100
Single Return:          $0 -    $7,151 -   $29,051 -   $70,351 -  $146,751 -      Over
                    $7,150     $29,050     $70,350    $146,750    $319,100    $319,100
Tax-Exempt                             Taxable Yield equivalent
Yield
0.50%                0.61%       0.65%       0.75%       0.78%       0.85%       0.88%
1.00%                1.22%       1.30%       1.49%       1.56%       1.69%       1.75%
1.50%                1.83%       1.95%       2.24%       2.34%       2.54%       2.63%
2.00%                2.44%       2.59%       2.98%       3.12%       3.38%       3.50%
2.50%                3.05%       3.24%       3.73%       3.90%       4.23%       4.38%
3.00%                3.65%       3.89%       4.47%       4.68%       5.08%       5.25%
3.50%                4.26%       4.54%       5.22%       5.46%       5.92%       6.13%
4.00%                4.87%       5.19%       5.96%       6.24%       6.77%       7.01%
4.50%                5.48%       5.84%       6.71%       7.02%       7.61%       7.88%
5.00%                6.09%       6.49%       7.45%       7.80%       8.46%       8.76%
5.50%                6.70%       7.13%       8.20%       8.58%       9.31%       9.63%
6.00%                7.31%       7.78%       8.94%       9.36%      10.15%      10.51%
6.50%                7.92%       8.43%       9.69%      10.14%      11.00%      11.38%
7.00%                8.53%       9.08%      10.43%      10.92%      11.84%      12.26%
7.50%                9.14%       9.73%      11.18%      11.70%      12.69%      13.13%
8.00%                9.74%      10.38%      11.92%      12.48%      13.54%      14.01%
8.50%               10.35%      11.02%      12.67%      13.26%      14.38%      14.89%
9.00%               10.96%      11.67%      13.41%      14.04%      15.23%      15.76%
Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions. The local income tax rate is assumed to be the maximum county rate, or 3.15%.
------------------------------------------------------------------------------------












Taxable Yield Equivalent for 2004 Multistate Municipal Fund
Tax Bracket:
Federal             10.00%      15.00%      25.00%      28.00%      33.00%      35.00%
Joint Return:           $0-    $14,001-    $56,801-   $114,651-   $174,701-       Over
                   $14,000     $56,800    $114,650    $174,700    $311,950    $311,950
Single Return:          $0-     $7,001-    $28,401-    $68,801-   $143,501-       Over
                    $7,000     $28,400     $68,800    $143,500    $311,950    $311,950
Tax-Exempt                             Taxable Yield Equivalent
Yield
0.50%                0.56%       0.59%       0.67%       0.69%       0.75%       0.77%
1.00%                1.11%       1.18%       1.33%       1.39%       1.49%       1.54%
1.50%                1.67%       1.76%       2.00%       2.08%       2.24%       2.31%
2.00%                2.22%       2.35%       2.67%       2.78%       2.99%       3.08%
2.50%                2.78%       2.94%       3.33%       3.47%       3.73%       3.85%
3.00%                3.33%       3.53%       4.00%       4.17%       4.48%       4.62%
3.50%                3.89%       4.12%       4.67%       4.86%       5.22%       5.38%
4.00%                4.44%       4.71%       5.33%       5.56%       5.97%       6.15%
4.50%                5.00%       5.29%       6.00%       6.25%       6.72%       6.92%
5.00%                5.56%       5.88%       6.67%       6.94%       7.46%       7.69%
5.50%                6.11%       6.47%       7.33%       7.64%       8.21%       8.46%
6.00%                6.67%       7.06%       8.00%       8.33%       8.96%       9.23%
6.50%                7.22%       7.65%       8.67%       9.03%       9.70%      10.00%
7.00%                7.78%       8.24%       9.33%       9.72%      10.45%      10.77%
7.50%                8.33%       8.82%      10.00%      10.42%      11.19%      11.54%
8.00%                8.89%       9.41%      10.67%      11.11%      11.94%      12.31%
8.50%                9.44%      10.00%      11.33%      11.81%      12.69%      13.08%
9.00%               10.00%      10.59%      12.00%      12.50%      13.43%      13.85%
9.50%               10.56%      11.18%      12.67%      13.19%      14.18%      14.62%
10.00%              11.11%      11.76%      13.33%      13.89%      14.93%      15.38%
10.50%              11.67%      12.35%      14.00%      14.58%      15.67%      16.15%
11.00%              12.22%      12.94%      14.67%      15.28%      16.42%      16.92%
Note:  The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent.
------------------------------------------------------------------------------------



PERFORMANCE COMPARISONS
Advertising and sales literature may include:

|    references  to  ratings,   rankings,   and  financial  publications  and/or
     performance comparisons of Shares to certain indices;

|    charts,  graphs and illustrations  using the Funds' returns,  or returns in
     general,   that  demonstrate   investment  concepts  such  as  tax-deferred
     compounding, dollar-cost averaging and systematic investment;

| discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

| information about the mutual fund industry from sources such as the Investment Company Institute.

The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Funds may  quote  information  from  reliable  sources  regarding
individual  countries  and  regions,   world  stock  exchanges,   and
economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

| Lipper, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in NAV over a specific period of time. From time to time, the Government Fund and the NY Municipal Bond Fund will quote their Lipper rankings in the "General U.S. Government Funds" and the "New York Municipal Bond Funds" categories, respectively, in advertising and sales literature.

| Lehman Brothers Government (LT) Index is an index composed of bonds issued by the U.S. government or its agencies which have at least $1 million outstanding in principal and which have maturities of ten years or longer. Index figures are total return figures calculated monthly.

| Lehman Brothers Government/Corporate Total Index is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance. Tracked by Lehman Brothers, the index has an average maturity of nine years. It calculates total returns for one month, three months, twelve months, and ten year periods, and year-to-date.

| Lehman Brothers Aggregate Bond Index is a total return index measuring both the capital price changes and income provided by the underlying universe of securities, weighted by market value outstanding. The Aggregate Bond Index is comprised of the Lehman Brothers Government Bond Index, Corporate Bond Index, Mortgage-Backed Securities Index and the Yankee Bond Index. These indices include: U.S. Treasury obligations, including bonds and notes; U.S. agency obligations, including those of the Farm Credit System, including the National Bank for Cooperatives and Banks for Cooperatives; foreign obligations, U.S. investment-grade corporate debt and mortgage-backed obligations. All corporate debt included in the Aggregate Bond Index has a minimum rating of BBB by S&P or Fitch, or a minimum rating of Baa by Moody's.

| Lehman Brothers 1-3 Year Government Index is a widely recognized index of U.S. government obligations with maturities between one and three years.

| Lehman Brothers 5 Year Municipal Bond Index is a widely recognized index of intermediate investment-grade tax-exempt bonds.

| Lehman Brothers 7 Year Municipal Bond Index is an unmanaged index of municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of 6-8 years. As of January 1996 the index also includes zero coupon bonds and bonds subject to the AMT.

| Lehman Brothers 10 Year Municipal Bond Index is a widely recognized index of long-term investment-grade tax-exempt bonds. The index includes general obligation bonds, revenue bonds, insured bonds, and prefunded bonds with maturities between eight and twelve years.

| Lehman Brothers Government Index is an unmanaged index comprised of all publicly issued, non-convertible domestic debt of the U.S. government, or any agency thereof, or any quasi-federal corporation and of corporate debt guaranteed by the U.S. government. Only notes and bonds with a minimum outstanding principal of $1 million and a minimum maturity of one year are included.

| Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Lehman Brothers Government/Credit Bond Index is composed of all bonds that are investment grade rated Baa or higher by Moody's or BBB or higher by S&P, if unrated by Moody's. Issues must have at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

| Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI-EAFE) is an unmanaged market capitalization-weighted equity index comprising 20 of the 48 countries in the MSCI universe and representing the developed world outside of North America. Each MSCI country index is created separately, then aggregated, without change, into regional MSCI indices. EAFE performance data is calculated in U.S. dollars and in local currency.

|    Morgan Stanley Capital International Emerging Markets Free Index (MSCI-EMF)
     is  an  unmanaged  index  reflecting   approximately   60%  of  the  market
     capitalization, by industry, in each of 26 emerging market countries.

| Merrill Lynch Corporate And Government Index is an unmanaged index comprised of approximately 4,821 issues which include corporate debt obligations rated BBB or better and publicly issued, non-convertible domestic debt of the U.S. government or any agency thereof. These quality parameters are based on composites of ratings assigned by S&P and Moody's. Only notes and bonds with a minimum maturity of one year are included.

| Merrill Lynch 1-3 Year Treasury Index is an unmanaged index tracking short-term government securities with maturities between 1 and 2.99 years. They are produced by Merrill Lynch, Pierce, Fenner & Smith, Inc.

| Merrill Lynch Domestic Master Index includes issues which must be in the form of publicly placed, nonconvertible, coupon-bearing domestic debt and must carry a term to maturity of at least one year. Par amounts outstanding must be no less than $10 million at the start and at the close of the performance measurement period. The Domestic Master Index is a broader index than the Merrill Lynch Corporate and Government Index and includes, for example, mortgage related securities. The mortgage market is divided by agency, type of mortgage and coupon and the amount outstanding in each agency/type/coupon subdivision must be no less than $200 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Merrill Lynch Taxable Bond Indices include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

| AMEX Market less than $10 million at the start and at the close of the performance measurement period. Corporate instruments must be rated by S&P or by Moody's as investment grade issues (i.e., BBB/Baa or better).

| Salomon Brothers AAA-AA Corporate Index calculates total returns of approximately 775 issues which include long-term, high grade domestic corporate taxable bonds, rated AAA-AA with maturities of twelve years or more and companies in industry, public utilities, and finance.

| Salomon Brothers Long-Term High Grade Corporate Bond Index is an unmanaged index of long-term high grade corporate bonds issued by U.S. corporations with maturities ranging from 10 to 20 years.

| Salomon Brothers Total Rate-of-Return Index for mortgage pass-through securities reflects the entire mortgage pass-through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market-weighted portfolio is constructed considering all newly created pools and coupons.

| Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities issued by the U.S. Treasury maturing in 30 days.

| S&P Midcap 400 Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.

| S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

| Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

| Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

|    Consumer Price Index is generally considered to be a measure of inflation.

| Donoghue's Money Fund Report publishes annualized yields of hundreds of money market funds on a weekly basis and through its Money Market Insight publication reports monthly and year-to-date investment results for the same money funds.

| iMoneyNet, formerly IBC Financial Data, is the leading provider of information on money market mutual funds. The company, a subsidiary of Informa Financial Information, Inc., has published Money Fund Report, an industry-leading weekly newsletter since 1975, and has produced Money Fund Vision, a database software package, since 1993.

| Bank Rate Monitor National Index, Miami Beach, Florida, is a financial reporting service which publishes weekly average rates of 50 leading banks and thrift institution money market deposit accounts. The rates published in the index are an average of the personal account rates offered on the Wednesday prior to the date of publication by ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. Account minimums range upward from $2,500 in each institution and compounding methods vary. If more than one rate is offered, the lowest rate is used. Rates are subject to change at any time specified by the institution.

| Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than l,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

From time to time, the Money Market Fund will quote their Lipper rankings in the "money market instrument funds" category in advertising and sales literature. Investors may use such a reporting service in addition to the Funds' prospectuses to obtain a more complete view of the Funds' performance before investing. Of course, when comparing Fund performance to any reporting service, factors such as composition of the reporting service and prevailing market conditions should be considered in assessing the significance of such comparisons.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Funds' returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, a Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as federally insured bank products, including time deposits, bank savings accounts, certificates of deposit, and Treasury bills, and to money market funds using the Lipper, Inc. money market instruments average. Unlike federally insured bank products, the Shares of the Funds are not insured. Unlike money market funds, which attempt to maintain a stable NAV, the NAV of the Income and Equity Funds' Shares fluctuates. Advertisements may quote performance information which does not reflect the effect of any applicable sales charges.


FINANCIAL INFORMATION
=====================================================================

The Financial Statements for the Funds for the fiscal year ended
April 30, 2004 are incorporated by reference to the Annual Report to Shareholders of the MTB Group of Funds dated April 30, 2004.



INVESTMENT RATINGS
=====================================================================


Standard and Poor's

Long-Term Debt Rating Definitions
AAA--Debt rated AAA has the highest rating assigned by Standard &
Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B rating.

CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.


Commercial Paper (CP) Ratings
An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.


Short-Term Municipal Obligation Ratings
A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)


Moody's Investors Service, Inc.

Long-Term Bond Rating Definitions
Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa--Bonds which are rated Baa are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba--Bonds which are Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C--Bonds which are rated C are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.


Commercial Paper Ratings
P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


Short-Term Municipal Obligation Ratings
Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs)
Ratings
Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.


Fitch RATINGS

Long-Term Debt Rating Definitions
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.
Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.


Short-Term Debt Rating Definitions
F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Commercial Paper Rating Definitions
FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.


Long-Term Debt Ratings
NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Other Considerations

Among the factors considered by Moody's in assigning bond, note and commercial paper ratings are the following: (i) evaluation of the management of the issuer; (ii) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (iii) evaluation of the issuer's products in relation to competition and customer acceptance; (iv) liquidity; (v) amount and quality of long-term debt; (vi) trend of earnings over a period of 10 years; (vii) financial strength of a parent company and the relationships which exist with the issuer; and (viii) recognition by management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

Among the factors considered by S&P in assigning bond, note and commercial paper ratings are the following: (i) trend of earnings and cash flow with allowances made for unusual circumstances, (ii) stability of the issuer's industry, (iii) the issuer's relative strength and position within the industry and (iv) the reliability and quality of management.




CLASS A, CLASS B AND CLASS C+ SHARES

MTB U.S. Treasury Money Market Fund*

MTB U.S. Government Money Market Fund*

MTB Tax Free Money Market Fund*

MTB Money Market Fund

MTB New York Tax-Free Money Market Fund*

MTB Pennsylvania Tax Free Money Market Fund*

MTB Short Duration Government Bond Fund

MTB Short-Term Corporate Bond Fund

MTB U.S. Government Bond Fund

MTB New York Municipal Bond Fund

MTB Pennsylvania Municipal Bond Fund

MTB Maryland Municipal Bond Fund

MTB Intermediate-Term Bond Fund

MTB Income Fund

MTB Managed Allocation Fund - Conservative Growth

MTB Managed Allocation Fund - Moderate Growth

MTB Managed Allocation Fund - Aggressive Growth

MTB Balanced Fund

MTB Equity Income Fund

MTB Large Cap Value Fund

MTB Equity Index Fund

MTB Large Cap Stock Fund

MTB Large Cap Growth Fund

MTB Multi Cap Growth Fund

MTB Mid Cap Stock Fund

MTB Mid Cap Growth Fund

MTB Small Cap Stock Fund

MTB Small Cap Growth Fund+

MTB International Equity Fund

*Class A Shares Only
===========================================================================
+Only MTB Small Cap Growth Fund has Class C Shares



ADDRESSES
==========================================================================


Distributor
Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, PA 15237-5829


Investment Advisor
MTB Investment Advisors, Inc.
100 East Pratt Street
17th Floor
Baltimore, MD 21202


Co-Administrator

M&T Securities, Inc.
One M&T Plaza
Buffalo, NY 14203


Sub-Advisor to MTB Mid Cap Stock Fund
Independence Investment LLC
53 State Street
Boston, MA 02109

Sub-Advisor to MTB International Equity Fund
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606

Sub-Advisors to MTB Small Cap Stock Fund
LSV Asset Management
One North Wacker Drive
Chicago, IL 60606

Mazama Capital Management, Inc.
One Southwest Columbia Street
Suite 1500
Portland, OR 97258

Co-Administrator
Federated Services Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Transfer Agent and Dividend Disbursing Agent
Boston Financial Data Services, Inc.
2 Heritage Drive
North Quincy, MA 02171



Custodian and Fund Accountant
State Street Bank and Trust Company
P.O. Box 8609
Boston, MA 02266-8609


Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072